Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities : 95.15%
FDIC Series 2010-S2 Class 3A (1 Month LIBOR +0.70%) 144A±	1.07%	12-29-2045	$105,116	$105,170
FHLMC (11th District Cost of Funds +1.25%) ±	2.23	2-1-2035	56,233	55,520
FHLMC (11th District Cost of Funds +1.25%) ±	2.29	1-1-2030	2,097	2,076
FHLMC (11th District Cost of Funds +1.25%) ±	2.29	1-1-2030	482	481
FHLMC (11th District Cost of Funds +1.25%) ±	2.29	7-1-2030	119,383	118,400
FHLMC (11th District Cost of Funds +1.38%) ±	2.41	10-1-2030	831	830
FHLMC (12 Month LIBOR +1.62%) ±	2.73	7-1-2045	1,570,846	1,631,502
FHLMC (1 Year Treasury Constant Maturity +0.72%) ±	2.82	4-1-2030	31,106	31,401
FHLMC (11th District Cost of Funds +1.75%) ±	2.90	3-1-2025	2,926	2,920
FHLMC (11th District Cost of Funds +1.25%) ±	3.25	11-1-2030	26,015	26,387
FHLMC (6 Month LIBOR +1.42%) ±	3.29	2-1-2037	3,947	4,049
FHLMC (12 Month LIBOR +1.51%) ±	3.38	2-1-2037	49,326	49,687
FHLMC (11th District Cost of Funds 2.31%) ±	3.44	6-1-2029	22,571	22,761
FHLMC (11th District Cost of Funds +2.39%) ±	3.52	6-1-2021	7,681	7,693
FHLMC (6 Month LIBOR +1.68%) ±	3.52	1-1-2037	764,342	791,924
FHLMC (12 Month LIBOR +1.75%) ±	3.58	4-1-2035	136,738	144,197
FHLMC (6 Month LIBOR +1.73%) ±	3.61	6-1-2024	4,743	4,773
FHLMC (12 Month LIBOR +1.74%) ±	3.64	12-1-2036	195,860	205,890
FHLMC (US Treasury H15 Treasury Bill 6 Month Auction High Discount +1.75%) ±	3.66	1-1-2023	11,295	11,370
FHLMC (12 Month LIBOR +1.67%) ±	3.67	8-1-2035	132,268	133,113
FHLMC (6 Month LIBOR +1.70%) ±	3.67	6-1-2037	312,749	315,698
FHLMC (1 Year Treasury Constant Maturity +2.18%) ±	3.71	4-1-2023	107,912	108,488
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.73	4-1-2034	183,385	185,170
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.73	4-1-2034	173,880	175,095
FHLMC (1 Year Treasury Constant Maturity +1.99%) ±	3.74	11-1-2034	270,800	272,771
FHLMC (1 Year Treasury Constant Maturity +2.05%) ±	3.74	1-1-2030	12,078	12,185
FHLMC (12 Month LIBOR +1.74%) ±	3.75	5-1-2037	819,101	864,098
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.75	3-1-2034	575,892	579,932
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.75	5-1-2034	122,023	122,696
FHLMC (12 Month LIBOR +1.73%) ±	3.76	1-1-2035	378,251	381,794
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.76	3-1-2034	507,858	512,447
FHLMC (1 Year Treasury Constant Maturity +2.03%) ±	3.77	3-1-2025	28,242	28,384
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	3.78	8-1-2027	4,185	4,236
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	3.79	3-1-2027	60,898	61,238
FHLMC (12 Month LIBOR +1.88%) ±	3.80	4-1-2037	287,222	304,737
FHLMC (US Treasury H15 Treasury Bill 6 Month Auction High Discount +1.94%) ±	3.81	7-1-2024	20,885	20,694
FHLMC (5 Year Treasury Constant Maturity +2.44%) ±	3.82	8-1-2027	28,712	29,006
FHLMC (12 Month LIBOR +1.84%) ±	3.83	4-1-2035	772,552	815,764
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	3.83	1-1-2033	243,128	244,753
FHLMC (1 Year Treasury Constant Maturity +1.88%) ±	3.83	5-1-2035	274,785	276,667
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.85	2-1-2034	800,409	817,241
FHLMC (6 Month LIBOR +2.09%) ±	3.85	6-1-2026	534,453	538,594
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.86	2-1-2034	241,270	243,146
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	3.86	4-1-2038	663,348	669,071
FHLMC (12 Month LIBOR +1.86%) ±	3.86	4-1-2037	386,667	410,025
FHLMC (12 Month LIBOR +1.77%) ±	3.86	9-1-2037	322,031	339,381
FHLMC (12 Month LIBOR +1.91%) ±	3.86	3-1-2032	255,366	257,093
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.86	4-1-2038	621,145	652,890
FHLMC (1 Year Treasury Constant Maturity +2.16%) ±	3.89	6-1-2033	420,404	423,692
FHLMC (12 Month LIBOR +1.78%) ±	3.89	11-1-2035	231,583	243,677
FHLMC (1 Year Treasury Constant Maturity +2.17%) ±	3.90	6-1-2036	583,346	611,123
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.90	2-1-2036	449,084	473,208
FHLMC (1 Year Treasury Constant Maturity +2.17%) ±	3.91	5-1-2037	48,788	49,173
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	3.91	2-1-2034	414,036	418,171
FHLMC (1 Year Treasury Constant Maturity +2.19%) ±	3.92	8-1-2034	564,550	577,159
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	3.92	1-1-2037	618,741	625,579
FHLMC (12 Month LIBOR +1.99%) ±	3.93	7-1-2036	524,753	530,204
FHLMC (1 Year Treasury Constant Maturity +2.44%) ±	3.94	4-1-2029	66,960	67,742
FHLMC (3 Year Treasury Constant Maturity +2.44%) ±	3.94	5-1-2032	104,239	104,657
FHLMC (1 Year Treasury Constant Maturity +2.26%) ±	3.95	11-1-2022	45,554	46,040
FHLMC (1 Year Treasury Constant Maturity +2.05%) ±	3.95	8-1-2033	910,743	929,093
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	3.95	12-1-2033	441,055	444,033
FHLMC (1 Year Treasury Constant Maturity +2.10%) ±	3.95	10-1-2037	723,564	753,174
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.96	11-1-2036	563,715	569,941
FHLMC (12 Month LIBOR +1.82%) ±	3.96	5-1-2039	404,700	408,213

1

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Adjustable Rate Government Fund

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC (6 Month LIBOR +2.12%) ±	3.97%	5-1-2037	$29,123	$29,493
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	3.98	2-1-2030	26,472	26,689
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	3.98	6-1-2030	70,551	71,194
FHLMC (1 Year Treasury Constant Maturity +2.29%) ±	3.98	11-1-2035	615,222	619,983
FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	3.98	2-1-2034	946,011	992,351
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.98	1-1-2037	78,457	82,618
FHLMC (1 Year Treasury Constant Maturity +2.32%) ±	3.98	1-1-2036	347,845	366,097
FHLMC (1 Year Treasury Constant Maturity +2.26%) ±	3.98	9-1-2038	399,731	403,660
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.99	12-1-2034	200,880	202,392
FHLMC (12 Month LIBOR +1.87%) ±	3.99	5-1-2035	69,722	70,552
FHLMC (12 Month LIBOR +1.86%) ±	3.99	9-1-2036	486,068	514,342
FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	4.00	1-1-2035	216,140	217,894
FHLMC	4.00	7-1-2029	2,601,583	2,761,627
FHLMC (12 Month LIBOR +1.75%) ±	4.00	9-1-2037	250,794	264,087
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.01	8-1-2035	290,909	305,177
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	4.01	10-1-2024	54,580	54,905
FHLMC (12 Month LIBOR +1.86%) ±	4.01	7-1-2038	1,122,362	1,184,338
FHLMC (1 Year Treasury Constant Maturity +2.27%) ±	4.02	11-1-2029	35,289	35,554
FHLMC (1 Year Treasury Constant Maturity +2.38%) ±	4.02	4-1-2034	334,636	337,768
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	4.03	2-1-2035	554,407	559,569
FHLMC (1 Year Treasury Constant Maturity +2.29%) ±	4.03	2-1-2036	419,101	440,120
FHLMC (1 Year Treasury Constant Maturity +2.29%) ±	4.04	11-1-2029	53,534	54,014
FHLMC (1 Year Treasury Constant Maturity +2.34%) ±	4.04	6-1-2035	627,219	659,544
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.07	9-1-2035	911,271	954,417
FHLMC (12 Month LIBOR +1.93%) ±	4.08	4-1-2035	733,951	748,614
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.08	5-1-2034	62,974	66,005
FHLMC (1 Year Treasury Constant Maturity +2.34%) ±	4.09	6-1-2035	275,704	277,823
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.09	7-1-2034	84,991	88,957
FHLMC (1 Year Treasury Constant Maturity +2.39%) ±	4.09	1-1-2037	1,104,012	1,165,658
FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	4.09	10-1-2036	298,271	301,270
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.09	7-1-2036	170,747	172,400
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	4.10	10-1-2033	490,992	499,577
FHLMC (1 Year Treasury Constant Maturity +2.60%) ±	4.10	6-1-2032	132,086	133,109
FHLMC (12 Month LIBOR +1.98%) ±	4.10	11-1-2032	104,534	105,101
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.10	6-1-2035	68,647	72,083
FHLMC (1 Year Treasury Constant Maturity +2.20%) ±	4.10	11-1-2036	714,085	720,397
FHLMC (1 Year Treasury Constant Maturity +2.32%) ±	4.12	9-1-2029	398,813	402,912
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.13	4-1-2036	328,711	339,506
FHLMC (1 Year Treasury Constant Maturity 2.25%) ±	4.14	4-1-2037	337,770	341,414
FHLMC (1 Year Treasury Constant Maturity +2.03%) ±	4.14	12-1-2035	378,544	380,080
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.15	1-1-2034	548,952	555,028
FHLMC (1 Year Treasury Constant Maturity +2.30%) ±	4.15	7-1-2038	416,688	438,539
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	4.16	5-1-2038	496,951	500,981
FHLMC (1 Year Treasury Constant Maturity +2.35%) ±	4.16	9-1-2032	1,060,385	1,106,739
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	4.16	10-1-2033	717,031	748,884
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	4.17	10-1-2033	186,387	194,691
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.17	10-1-2036	224,027	225,789
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	4.18	6-1-2030	26,214	26,508
FHLMC (1 Year Treasury Constant Maturity +2.29%) ±	4.19	9-1-2033	374,015	383,852
FHLMC (3 Year Treasury Constant Maturity +2.27%) ±	4.19	4-1-2032	76,191	76,605
FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	4.21	7-1-2031	458,451	461,892
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	4.21	2-1-2036	605,863	634,001
FHLMC (1 Year Treasury Constant Maturity +2.35%) ±	4.21	2-1-2036	70,024	73,665
FHLMC (1 Year Treasury Constant Maturity +2.27%) ±	4.22	5-1-2034	937,182	972,396
FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	4.22	4-1-2037	800,854	824,391
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	4.22	2-1-2031	313,347	316,522
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	4.22	7-1-2037	320,977	336,398
FHLMC (12 Month Treasury Average +1.90%) ±	4.23	5-1-2028	163,147	164,136
FHLMC (1 Year Treasury Constant Maturity +2.29%) ±	4.23	11-1-2027	296,964	298,815
FHLMC (1 Year Treasury Constant Maturity +2.26%) ±	4.24	2-1-2036	278,360	283,840
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	4.25	12-1-2032	69,530	70,322
FHLMC (12 Month LIBOR +1.77%) ±	4.25	10-1-2036	317,213	334,443
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.27	9-1-2033	115,150	120,305
FHLMC (1 Year Treasury Constant Maturity +2.27%) ±	4.27	5-1-2025	49,375	49,788
FHLMC (6 Month LIBOR +2.38%) ±	4.27	2-1-2024	9,694	9,767
FHLMC (1 Year Treasury Constant Maturity +2.61%) ±	4.27	9-1-2030	50,376	50,694
FHLMC (1 Year Treasury Constant Maturity +2.39%) ±	4.28	6-1-2035	815,471	845,049
FHLMC (1 Year Treasury Constant Maturity +2.26%) ±	4.29	7-1-2035	360,658	377,575
FHLMC (1 Year Treasury Constant Maturity 2.34%) ±	4.29	10-1-2033	843,257	858,706

2

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC (1 Year Treasury Constant Maturity 2.33%) ±	4.30%	7-1-2031	$137,699	$138,714
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.30	2-1-2036	608,133	617,900
FHLMC (1 Year Treasury Constant Maturity +2.31%) ±	4.30	3-1-2037	200,787	210,772
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	4.31	1-1-2028	14,032	14,116
FHLMC (1 Year Treasury Constant Maturity +2.46%) ±	4.31	10-1-2030	1,007,055	1,046,496
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.31	8-1-2035	928,827	957,000
FHLMC (2 Year Treasury Constant Maturity +2.44%) ±	4.32	8-1-2029	19,183	19,335
FHLMC (1 Year Treasury Constant Maturity +2.52%) ±	4.32	11-1-2029	81,018	82,107
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.32	3-1-2036	381,373	383,994
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	4.33	2-1-2036	374,605	378,715
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	4.33	3-1-2035	459,592	481,055
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	4.34	7-1-2029	47,043	47,412
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.34	10-1-2034	466,150	487,403
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.35	9-1-2038	128,726	129,649
FHLMC (1 Year Treasury Constant Maturity +2.39%) ±	4.39	9-1-2030	83,926	84,626
FHLMC (12 Month Treasury Average +2.52%) ±	4.39	6-1-2028	31,215	31,334
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	4.40	9-1-2031	36,301	36,555
FHLMC (3 Year Treasury Constant Maturity +2.44%) ±	4.41	5-1-2031	91,102	90,968
FHLMC (12 Month LIBOR +1.75%) ±	4.41	5-1-2033	137,602	138,364
FHLMC (3 Year Treasury Constant Maturity 2.69%) ±	4.41	6-1-2035	481,070	488,796
FHLMC (11th District Cost of Funds +2.29%) ±	4.42	12-1-2025	4,813	4,803
FHLMC (1 Year Treasury Constant Maturity +2.33%) ±	4.43	9-1-2033	546,896	551,271
FHLMC (12 Month LIBOR +1.77%) ±	4.44	10-1-2035	473,096	476,305
FHLMC (1 Year Treasury Constant Maturity +2.55%) ±	4.44	9-1-2029	75,297	75,432
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	4.44	1-1-2028	1,514	1,522
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.45	5-1-2034	497,239	499,875
FHLMC (5 Year Treasury Constant Maturity +2.13%) ±	4.51	8-1-2029	7,867	7,891
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	4.51	10-1-2025	38,036	38,143
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	4.52	11-1-2029	265,632	266,457
FHLMC (12 Month LIBOR +1.77%) ±	4.54	6-1-2035	491,712	494,388
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.57	11-1-2035	459,341	479,554
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	4.60	8-1-2033	63,956	64,083
FHLMC (12 Month LIBOR +1.75%) ±	4.60	6-1-2033	374,216	376,735
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.60	11-1-2026	55,560	55,785
FHLMC (1 Year Treasury Constant Maturity +2.34%) ±	4.61	7-1-2034	275,179	276,691
FHLMC (1 Year Treasury Constant Maturity +2.66%) ±	4.62	5-1-2028	113,889	114,467
FHLMC (11th District Cost of Funds +2.57%) ±	4.72	12-1-2025	230,298	231,965
FHLMC (1 Year Treasury Constant Maturity 2.35%) ±	4.72	7-1-2027	333,292	335,275
FHLMC (1 Year Treasury Constant Maturity +2.35%) ±	4.73	7-1-2038	153,976	154,457
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.73	5-1-2032	35,962	36,041
FHLMC (1 Year Treasury Constant Maturity +2.43%) ±	4.80	6-1-2025	40,859	40,894
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	4.82	6-1-2030	209,599	210,343
FHLMC (1 Year Treasury Constant Maturity +2.47%) ±	4.92	7-1-2034	379,279	380,807
FHLMC (12 Month Treasury Average +2.46%) ±	4.96	10-1-2029	84,305	84,626
FHLMC (1 Year Treasury Constant Maturity +2.47%) ±	4.97	6-1-2035	176,429	176,945
FHLMC (Federal Cost of Funds +2.72%) ±	5.00	4-1-2023	2,009	2,001
FHLMC	5.00	10-1-2022	3,572	3,761
FHLMC (1 Year Treasury Constant Maturity +2.32%) ±	5.49	8-1-2024	146,907	147,709
FHLMC (6 Month LIBOR +3.83%) ±	5.71	11-1-2026	24,108	24,299
FHLMC Series 1671 Class QA (11th District Cost of Funds +0.95%) ±	1.94	2-15-2024	590,190	592,767
FHLMC Series 1686 Class FE (11th District Cost of Funds +1.10%) ±	2.09	2-15-2024	9,198	9,321
FHLMC Series 1709 Class FA (10 Year Treasury Constant Maturity -0.85%) ±	0.14	3-15-2024	180,594	177,105
FHLMC Series 1730 Class FA (10 Year Treasury Constant Maturity -0.60%) ±	0.08	5-15-2024	68,413	66,977
FHLMC Series 20 Class F ±±	2.97	7-1-2029	5,826	6,003
FHLMC Series 2315 Class FW (1 Month LIBOR +0.55%) ±	0.73	4-15-2027	53,831	53,893
FHLMC Series 2391 Class EF (1 Month LIBOR +0.50%) ±	0.68	6-15-2031	52,212	52,212
FHLMC Series 2454 Class SL (1 Month LIBOR +8.00%) ±(c)	7.82	3-15-2032	105,403	19,433
FHLMC Series 2461 Class FI (1 Month LIBOR +0.50%) ±	0.68	4-15-2028	70,570	70,570
FHLMC Series 2464 Class FE (1 Month LIBOR +1.00%) ±	1.18	3-15-2032	68,699	70,052
FHLMC Series 2466 Class FV (1 Month LIBOR +0.55%) ±	0.73	3-15-2032	135,506	135,777
FHLMC Series 2538 Class F (1 Month LIBOR +0.60%) ±	0.78	12-15-2032	289,630	292,553
FHLMC Series 264 Class F1 (1 Month LIBOR +0.55%) ±	0.73	7-15-2042	1,551,536	1,560,766
FHLMC Series 2682 Class FK (1 Month LIBOR +1.47%) ±	1.65	1-15-2033	2,846,226	2,940,299
FHLMC Series 3140 Class GF (1 Month LIBOR +0.35%) ±	0.53	3-15-2036	673,920	671,583

3

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Adjustable Rate Government Fund

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC Series 3149 Class FB (1 Month LIBOR +0.35%) ±	0.53%	5-15-2036	$1,128,002	$1,123,738
FHLMC Series 319 Class F1 (1 Month LIBOR +0.45%) ±	0.63	11-15-2043	2,144,849	2,120,543
FHLMC Series 3240 Class FM (1 Month LIBOR +0.35%) ±	0.53	11-15-2036	1,210,402	1,206,739
FHLMC Series 3284 Class CF (1 Month LIBOR +0.37%) ±	0.55	3-15-2037	832,394	830,989
FHLMC Series 3286 Class FA (1 Month LIBOR +0.40%) ±	0.58	3-15-2037	333,263	332,490
FHLMC Series 3436 Class A ±±	4.32	11-15-2036	405,858	419,600
FHLMC Series 3753 Class FA (1 Month LIBOR +0.50%) ±	0.68	11-15-2040	2,186,106	2,186,951
FHLMC Series 3822 Class FY (1 Month LIBOR +0.40%) ±	0.58	2-15-2033	911,296	913,763
FHLMC Series 3827 Class DF (1 Month LIBOR +0.45%) ±	0.63	3-15-2041	791,356	792,427
FHLMC Series 3997 Class FQ (1 Month LIBOR +0.50%) ±	0.68	2-15-2042	945,573	945,946
FHLMC Series 4013 Class QF (1 Month LIBOR +0.55%) ±	0.73	3-15-2041	907,061	908,835
FHLMC Series 4095 Class FB (1 Month LIBOR +0.40%) ±	0.58	4-15-2039	852,686	853,431
FHLMC Series 4136 Class DF (1 Month LIBOR +0.30%) ±	0.48	11-15-2042	996,243	988,286
FHLMC Series 4316 Class JF (1 Month LIBOR +0.40%) ±	0.58	1-15-2044	1,939,373	1,931,562
FHLMC Series 4515 Class FA (1 Month LIBOR +0.37%) ±	1.35	8-15-2038	371,376	371,613
FHLMC Series 4678 Class AF (1 Month LIBOR +0.40%) ±	1.38	12-15-2042	1,975,107	1,976,403
FHLMC Series 4691 Class FA (1 Month LIBOR +0.35%) ±	0.53	6-15-2047	1,051,031	1,044,582
FHLMC Series 4821 Class FA (1 Month LIBOR +0.30%) ±	0.48	7-15-2048	1,377,611	1,370,362
FHLMC Series 4842 Class FA (1 Month LIBOR +0.35%) ±	0.53	11-15-2048	2,733,551	2,727,450
FHLMC Series 4921 Class FN (1 Month LIBOR +0.45%) ±	0.94	10-25-2049	1,812,063	1,810,736
FHLMC Series 4933 Class FA (1 Month LIBOR +0.50%) ±	0.99	12-25-2049	2,439,530	2,442,175
FHLMC Series T-15 Class A6 (1 Month LIBOR +0.40%) ±	0.57	11-25-2028	333,300	332,609
FHLMC Series T-16 Class A (1 Month LIBOR +0.10%) ±	0.84	6-25-2029	1,068,267	1,052,350
FHLMC Series T-20 Class A7 (1 Month LIBOR +0.15%) ±	0.79	12-25-2029	2,240,539	2,173,698
FHLMC Series T-21 Class A (1 Month LIBOR +0.18%) ±	0.85	10-25-2029	778,495	774,523
FHLMC Series T-23 Class A (1 Month LIBOR +0.14%) ±	0.77	5-25-2030	1,256,191	1,251,757
FHLMC Series T-27 Class A (1 Month LIBOR +0.15%) ±	0.79	10-25-2030	824,634	824,683
FHLMC Series T-30 Class A7 (1 Month LIBOR +0.24%) ±	0.41	12-25-2030	875,920	849,477
FHLMC Series T-35 Class A (1 Month LIBOR +0.14%) ±	0.77	9-25-2031	2,149,205	2,129,046
FHLMC Series T-48 Class 2A ±±	4.06	7-25-2033	1,648,230	1,725,328
FHLMC Series T-54 Class 4A ±±	4.11	2-25-2043	1,166,294	1,238,044
FHLMC Series T-55 Class 1A1	6.50	3-25-2043	49,878	58,582
FHLMC Series T-56 Class 3AF (1 Month LIBOR +1.00%) ±	1.17	5-25-2043	1,032,397	1,053,201
FHLMC Series T-62 Class 1A1 (12 Month Treasury Average +1.20%) ±	2.89	10-25-2044	2,548,774	2,565,187
FHLMC Series T-63 Class 1A1 (12 Month Treasury Average +1.20%) ±	3.06	2-25-2045	2,253,155	2,260,055
FHLMC Series T-66 Class 2A1 ±±	4.06	1-25-2036	1,401,002	1,451,417
FHLMC Series T-67 Class 1A1C ±±	3.59	3-25-2036	3,172,533	3,258,573
FHLMC Series T-67 Class 2A1C ±±	3.64	3-25-2036	3,045,472	3,115,801
FNMA (1 Month LIBOR +1.17%) ±	2.17	5-1-2029	38,196	38,755
FNMA (11th District Cost of Funds +1.26%) ±	2.23	1-1-2035	470,601	472,513
FNMA (11th District Cost of Funds +1.25%) ±	2.23	11-1-2020	1,085	1,083
FNMA (11th District Cost of Funds +1.25%) ±	2.23	11-1-2023	9,135	9,093
FNMA (11th District Cost of Funds +1.25%) ±	2.24	1-1-2038	31,198	31,299
FNMA (11th District Cost of Funds +1.25%) ±	2.24	4-1-2042	1,248,486	1,225,321
FNMA (11th District Cost of Funds +1.25%) ±	2.24	10-1-2044	724,474	721,665
FNMA (11th District Cost of Funds +1.25%) ±	2.25	3-1-2021	10	10
FNMA (11th District Cost of Funds +1.25%) ±	2.29	3-1-2033	78,246	77,018
FNMA (11th District Cost of Funds +1.25%) ±	2.29	11-1-2024	558	556
FNMA (11th District Cost of Funds +1.25%) ±	2.30	4-1-2021	4,951	4,953
FNMA (11th District Cost of Funds +1.25%) ±	2.39	9-1-2037	1,378,385	1,356,953
FNMA (1 Year Treasury Constant Maturity +1.66%) ±	2.53	7-1-2048	1,390,285	1,414,624
FNMA (12 Month LIBOR +1.62%) ±	2.58	4-1-2050	2,566,444	2,693,716
FNMA (11th District Cost of Funds +1.43%) ±	2.60	4-1-2024	764,236	764,552
FNMA (11th District Cost of Funds +1.78%) ±	2.60	1-1-2036	179,193	179,911
FNMA (11th District Cost of Funds +1.80%) ±	2.78	3-1-2033	209,613	210,317
FNMA (11th District Cost of Funds +1.25%) ±	2.79	7-1-2020	12,303	12,280
FNMA (11th District Cost of Funds +1.83%) ±	2.79	1-1-2036	20,583	20,694
FNMA (11th District Cost of Funds +1.86%) ±	2.86	10-1-2027	252,710	253,106
FNMA (6 Month LIBOR +1.00%) ±	2.88	6-1-2021	2,595	2,621
FNMA (11th District Cost of Funds +1.83%) ±	2.92	10-1-2024	166	166
FNMA (6 Month LIBOR +1.08%) ±	2.95	9-1-2032	48,797	49,057
FNMA (11th District Cost of Funds +1.82%) ±	2.96	5-1-2028	33,395	33,551
FNMA (11th District Cost of Funds +1.92%) ±	2.97	9-1-2030	206,517	205,397
FNMA (11th District Cost of Funds +1.70%) ±	3.00	4-1-2030	771	766
FNMA %%	3.00	6-11-2050	5,500,000	5,785,313
FNMA (11th District Cost of Funds +1.17%) ±	3.02	10-1-2034	77,602	78,037
FNMA (6 Month LIBOR +1.03%) ±	3.03	2-1-2033	114,091	113,984

4

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA (6 Month LIBOR +1.52%) ±	3.06%	11-1-2034	$324,529	$327,900
FNMA (1 Year Treasury Constant Maturity +1.58%) ±	3.08	3-1-2034	252,075	254,366
FNMA (6 Month LIBOR +1.74%) ±	3.12	10-1-2024	28,620	28,832
FNMA (12 Month LIBOR +1.74%) ±	3.12	5-1-2032	149,598	151,090
FNMA (6 Month LIBOR +1.18%) ±	3.16	8-1-2033	151,764	152,901
FNMA (6 Month LIBOR +1.40%) ±	3.16	10-1-2037	504,037	517,221
FNMA (1 Year Treasury Constant Maturity +1.67%) ±	3.17	4-1-2033	79,740	80,643
FNMA (11th District Cost of Funds +1.25%) ±	3.17	4-1-2034	740,598	747,830
FNMA (6 Month LIBOR +1.42%) ±	3.19	12-1-2031	163,243	164,795
FNMA (12 Month Treasury Average +1.25%) ±	3.23	1-1-2021	152	152
FNMA (6 Month LIBOR +1.37%) ±	3.24	1-1-2032	176,511	177,728
FNMA (6 Month LIBOR +1.38%) ±	3.25	8-1-2031	115,327	116,465
FNMA (6 Month LIBOR +1.38%) ±	3.25	12-1-2031	16,940	17,010
FNMA (12 Month Treasury Average +1.25%) ±	3.27	1-1-2021	197	198
FNMA (12 Month Treasury Average +1.40%) ±	3.27	12-1-2030	63,170	62,949
FNMA (6 Month LIBOR +1.42%) ±	3.29	9-1-2031	118,543	119,320
FNMA (6 Month LIBOR +1.55%) ±	3.32	3-1-2034	172,001	174,435
FNMA (1 Year Treasury Constant Maturity +1.70%) ±	3.33	2-1-2033	208,890	210,345
FNMA (1 Year Treasury Constant Maturity +1.74%) ±	3.37	1-1-2035	39,549	39,800
FNMA (6 Month LIBOR +1.16%) ±	3.37	8-1-2033	3,136	3,167
FNMA (1 Year Treasury Constant Maturity +1.89%) ±	3.39	6-1-2032	53,324	53,466
FNMA (6 Month LIBOR +1.53%) ±	3.41	1-1-2035	830,176	852,383
FNMA (1 Year Treasury Constant Maturity +1.82%) ±	3.45	4-1-2038	364,918	367,967
FNMA (1 Year Treasury Constant Maturity +1.50%) ±	3.45	8-1-2030	746,966	758,665
FNMA (1 Year Treasury Constant Maturity +1.63%) ±	3.50	11-1-2029	6,409	6,511
FNMA (6 Month LIBOR +1.55%) ±	3.55	12-1-2022	2,510	2,523
FNMA (12 Month LIBOR +1.75%) ±	3.58	4-1-2034	253,316	257,094
FNMA (1 Year Treasury Constant Maturity +1.85%) ±	3.60	11-1-2027	5,513	5,545
FNMA (12 Month LIBOR +1.75%) ±	3.61	5-1-2035	560,800	591,206
FNMA (1 Year Treasury Constant Maturity +2.12%) ±	3.62	3-1-2031	28,909	28,915
FNMA (1 Year Treasury Constant Maturity +2.13%) ±	3.63	5-1-2033	246,863	257,917
FNMA (12 Month LIBOR +1.65%) ±	3.65	12-1-2033	819,916	836,176
FNMA (1 Year Treasury Constant Maturity +2.15%) ±	3.67	4-1-2033	734,963	741,615
FNMA (12 Month LIBOR +1.73%) ±	3.68	6-1-2041	257,340	263,838
FNMA (12 Month LIBOR +1.75%) ±	3.68	4-1-2033	328,902	331,071
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	3.68	5-1-2035	95,564	100,229
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	3.69	3-1-2035	399,738	402,514
FNMA (12 Month LIBOR +1.69%) ±	3.69	4-1-2034	419,880	440,148
FNMA (1 Year Treasury Constant Maturity +2.13%) ±	3.70	5-1-2033	316,624	318,664
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.71	5-1-2037	539,295	543,584
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.72	4-1-2033	519,705	523,326
FNMA (12 Month Treasury Average +1.84%) ±	3.74	11-1-2035	23,960	24,594
FNMA (5 Year Treasury Constant Maturity +1.90%) ±	3.74	9-1-2031	173,280	173,652
FNMA (6 Month LIBOR +1.74%) ±	3.74	12-1-2024	39,579	39,667
FNMA (6 Month LIBOR +1.63%) ±	3.75	1-1-2022	2,865	2,864
FNMA (12 Month LIBOR +1.75%) ±	3.75	1-1-2035	354,706	372,886
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	3.75	10-1-2029	15,150	15,245
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	3.76	5-1-2035	391,164	394,967
FNMA (1 Year Treasury Constant Maturity +2.09%) ±	3.76	1-1-2036	82,066	83,932
FNMA (1 Year Treasury Constant Maturity +1.93%) ±	3.76	7-1-2038	496,141	498,999
FNMA (12 Month Treasury Average +1.88%) ±	3.76	11-1-2035	588,025	590,869
FNMA (3 Year Treasury Constant Maturity +2.15%) ±	3.77	10-1-2024	22,107	22,341
FNMA (12 Month Treasury Average +1.92%) ±	3.77	10-1-2035	763,499	785,583
FNMA (1 Year Treasury Constant Maturity +2.03%) ±	3.77	12-1-2032	430,202	432,944
FNMA (12 Month Treasury Average +1.93%) ±	3.78	6-1-2035	453,008	466,476
FNMA (12 Month Treasury Average +1.89%) ±	3.79	11-1-2035	109,427	112,498
FNMA (12 Month LIBOR +1.64%) ±	3.79	11-1-2038	227,110	238,012
FNMA (1 Year Treasury Constant Maturity +1.52%) ±	3.79	8-1-2033	700,610	703,374
FNMA (1 Year Treasury Constant Maturity +2.30%) ±	3.80	1-1-2026	142,408	143,291
FNMA (12 Month Treasury Average +1.95%) ±	3.80	7-1-2035	637,786	656,731
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	3.80	12-1-2024	18,152	18,289
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	3.80	1-1-2035	42,947	43,387
FNMA (12 Month LIBOR +1.69%) ±	3.81	8-1-2036	368,268	386,601
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	3.81	5-1-2035	523,201	552,032
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	3.82	4-1-2028	108,609	109,424
FNMA (1 Year Treasury Constant Maturity +2.04%) ±	3.83	9-1-2035	1,189,710	1,239,343
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.83	5-1-2033	154,400	161,527
FNMA (12 Month LIBOR +1.56%) ±	3.83	9-1-2036	215,032	216,152

5

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Adjustable Rate Government Fund

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.85%	8-1-2031	$96,342	$97,190
FNMA (6 Month LIBOR +1.98%) ±	3.85	9-1-2033	50,551	51,146
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	3.85	5-1-2036	426,370	446,365
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	3.85	2-1-2035	389,761	410,478
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	3.86	2-1-2035	86,780	90,707
FNMA (1 Year Treasury Constant Maturity +2.07%) ±	3.86	11-1-2035	379,725	396,092
FNMA (12 Month Treasury Average +1.98%) ±	3.87	11-1-2035	642,762	645,770
FNMA (1 Year Treasury Constant Maturity +2.04%) ±	3.87	6-1-2034	342,000	344,858
FNMA (US Treasury H15 Treasury Bill 6 Month Auction High Discount +2.23%) ±	3.87	7-1-2025	674	677
FNMA (12 Month LIBOR +1.68%) ±	3.87	9-1-2038	491,245	515,373
FNMA (1 Year Treasury Constant Maturity +2.39%) ±	3.89	4-1-2038	218,324	220,355
FNMA (12 Month Treasury Average +2.05%) ±	3.90	7-1-2035	390,880	404,323
FNMA (6 Month LIBOR +2.01%) ±	3.90	10-1-2024	37,275	37,687
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	3.90	1-1-2036	238,805	238,762
FNMA (1 Year Treasury Constant Maturity +1.86%) ±	3.90	4-1-2030	33,198	33,353
FNMA (12 Month LIBOR +1.65%) ±	3.90	9-1-2037	543,047	546,290
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	3.90	7-1-2024	6,652	6,712
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	3.90	2-1-2037	351,796	354,540
FNMA (12 Month LIBOR +1.72%) ±	3.90	2-1-2038	325,375	342,301
FNMA (12 Month LIBOR +1.83%) ±	3.90	1-1-2033	298,293	300,691
FNMA (12 Month Treasury Average +2.00%) ±	3.91	10-1-2035	309,204	319,301
FNMA (12 Month LIBOR +1.67%) ±	3.92	9-1-2034	703,335	709,057
FNMA (1 Year Treasury Constant Maturity +2.17%) ±	3.92	12-1-2039	169,485	170,206
FNMA (12 Month LIBOR +1.61%) ±	3.92	1-1-2040	134,740	136,929
FNMA (1 Year Treasury Constant Maturity +2.13%) ±	3.92	10-1-2035	105,370	107,504
FNMA (1 Year Treasury Constant Maturity 2.22%) ±	3.92	12-1-2036	294,959	309,111
FNMA (6 Month LIBOR +1.93%) ±	3.93	6-1-2032	62,786	63,427
FNMA (12 Month LIBOR +1.53%) ±	3.93	9-1-2035	780,380	813,473
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.93	1-1-2027	159,108	160,023
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	3.93	5-1-2035	825,101	844,942
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	3.94	12-1-2032	337,939	340,646
FNMA (12 Month Treasury Average +2.07%) ±	3.94	1-1-2035	265,736	267,266
FNMA (3 Year Treasury Constant Maturity +1.21%) ±	3.95	3-1-2030	14,661	14,875
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	3.95	6-1-2032	18,133	18,244
FNMA (12 Month LIBOR +1.82%) ±	3.95	12-1-2046	63,492	63,889
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	3.95	11-1-2038	230,638	232,408
FNMA (1 Year Treasury Constant Maturity +2.13%) ±	3.97	1-1-2037	524,021	548,314
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.97	6-1-2036	435,655	438,851
FNMA (1 Year Treasury Constant Maturity +2.15%) ±	3.97	12-1-2034	295,975	303,000
FNMA (1 Year Treasury Constant Maturity +2.17%) ±	3.98	12-1-2035	216,839	226,719
FNMA (1 Year Treasury Constant Maturity +2.10%) ±	3.98	7-1-2035	78,972	79,502
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.99	7-1-2029	333,480	336,387
FNMA (1 Year Treasury Constant Maturity +2.15%) ±	4.00	5-1-2035	359,146	374,879
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	4.01	4-1-2033	321,608	328,946
FNMA (1 Year Treasury Constant Maturity +2.13%) ±	4.01	10-1-2025	70,101	70,258
FNMA (12 Month LIBOR +1.71%) ±	4.02	3-1-2037	229,773	241,614
FNMA (1 Year Treasury Constant Maturity +2.40%) ±	4.03	6-1-2024	25,495	25,657
FNMA (1 Year Treasury Constant Maturity +2.17%) ±	4.03	12-1-2034	780,561	795,694
FNMA (1 Year Treasury Constant Maturity +2.12%) ±	4.03	4-1-2040	97,751	101,556
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.04	9-1-2033	331,277	334,546
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	4.05	10-1-2035	577,198	604,615
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	4.05	5-1-2036	1,024,634	1,060,675
FNMA (6 Month LIBOR +2.31%) ±	4.06	4-1-2033	174,048	175,417
FNMA (1 Year Treasury Constant Maturity +2.29%) ±	4.06	5-1-2034	126,080	126,921
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	4.07	5-1-2025	23,911	24,142
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.07	2-1-2034	925,524	942,281
FNMA (1 Year Treasury Constant Maturity +2.51%) ±	4.07	8-1-2035	221,593	223,117
FNMA (11th District Cost of Funds +1.83%) ±	4.07	6-1-2034	96,972	97,620
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	4.08	12-1-2040	179,001	186,919
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.08	9-1-2035	113,947	115,145
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	4.08	5-1-2033	155,631	156,550
FNMA (6 Month LIBOR +2.44%) ±	4.09	1-1-2033	85,031	85,426
FNMA (1 Year Treasury Constant Maturity +2.04%) ±	4.09	12-1-2033	465,740	469,299
FNMA (1 Year Treasury Constant Maturity +2.15%) ±	4.09	2-1-2033	56,239	56,854
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.11	8-1-2026	159,630	160,474
FNMA (1 Year Treasury Constant Maturity +2.12%) ±	4.11	5-1-2034	409,076	411,385
FNMA (Federal Cost of Funds +2.00%) ±	4.11	8-1-2029	30,434	30,773
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.12	4-1-2038	556,930	562,430

6

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA (6 Month LIBOR +2.25%) ±	4.12%	3-1-2034	$682,490	$698,510
FNMA (1 Year Treasury Constant Maturity +2.37%) ±	4.12	7-1-2027	17,217	17,308
FNMA (1 Year Treasury Constant Maturity +2.50%) ±	4.13	6-1-2032	79,994	80,195
FNMA (12 Month LIBOR +1.82%) ±	4.13	4-1-2035	699,977	735,668
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.13	1-1-2033	1,114,983	1,140,958
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.13	6-1-2036	761,673	795,733
FNMA (1 Year Treasury Constant Maturity +1.76%) ±	4.13	8-1-2032	122,024	122,328
FNMA (11th District Cost of Funds +1.93%) ±	4.13	12-1-2036	47,728	49,128
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	4.14	2-1-2036	378,010	394,879
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	4.14	9-1-2035	850,611	888,493
FNMA (1 Year Treasury Constant Maturity +2.37%) ±	4.14	9-1-2030	504,549	508,855
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	4.14	9-1-2035	273,470	276,745
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	4.15	12-1-2034	419,179	433,370
FNMA (12 Month LIBOR +1.72%) ±	4.15	12-1-2033	654,729	685,929
FNMA (12 Month Treasury Average +2.25%) ±	4.15	9-1-2036	241,249	243,506
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	4.15	12-1-2040	829,106	841,937
FNMA (1 Year Treasury Constant Maturity +2.29%) ±	4.16	1-1-2031	263,924	265,773
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.17	10-1-2034	131,497	132,312
FNMA (1 Year Treasury Constant Maturity +2.50%) ±	4.18	3-1-2027	63,087	63,726
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.18	6-1-2027	62,814	63,121
FNMA (1 Year Treasury Constant Maturity +2.37%) ±	4.19	7-1-2028	323,577	325,534
FNMA (1 Year Treasury Constant Maturity +2.64%) ±	4.19	3-1-2030	5,024	5,057
FNMA (1 Year Treasury Constant Maturity +2.14%) ±	4.19	10-1-2033	173,661	180,869
FNMA (12 Month LIBOR +1.90%) ±	4.20	10-1-2034	388,227	391,417
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.20	11-1-2035	801,362	819,779
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	4.20	10-1-2036	335,035	350,794
FNMA (12 Month Treasury Average +2.34%) ±	4.20	9-1-2036	283,830	285,354
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	4.20	11-1-2037	414,306	433,233
FNMA (12 Month Treasury Average +2.28%) ±	4.20	8-1-2035	525,393	527,201
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	4.21	10-1-2036	431,349	450,445
FNMA (1 Year Treasury Constant Maturity +2.41%) ±	4.21	5-1-2027	44,972	45,226
FNMA (5 Year Treasury Constant Maturity +2.43%) ±	4.21	6-1-2028	22,053	22,289
FNMA (1 Year Treasury Constant Maturity +2.52%) ±	4.21	5-1-2035	501,413	527,782
FNMA (12 Month Treasury Average +2.35%) ±	4.22	8-1-2040	378,317	379,535
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.22	6-1-2026	5,946	6,004
FNMA (1 Year Treasury Constant Maturity +2.60%) ±	4.22	2-1-2028	30,577	30,762
FNMA (11th District Cost of Funds +1.88%) ±	4.23	5-1-2034	114,396	115,243
FNMA (12 Month Treasury Average +2.34%) ±	4.23	5-1-2036	266,367	278,678
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	4.23	7-1-2028	94	95
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	4.24	4-1-2024	6,681	6,760
FNMA (1 Year Treasury Constant Maturity 2.26%) ±	4.24	1-1-2038	332,975	349,367
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.25	5-1-2033	817,997	828,790
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.25	12-1-2040	536,993	561,669
FNMA (12 Month LIBOR +1.86%) ±	4.25	6-1-2041	292,574	304,345
FNMA (1 Year Treasury Constant Maturity +2.69%) ±	4.25	5-1-2035	545,338	552,174
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	4.25	12-1-2040	366,695	383,756
FNMA (1 Year Treasury Constant Maturity +1.88%) ±	4.26	8-1-2031	51,680	51,740
FNMA (6 Month LIBOR +2.63%) ±	4.26	4-1-2033	212,381	213,551
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	4.26	9-1-2036	369,358	387,088
FNMA (1 Year Treasury Constant Maturity +2.52%) ±	4.27	11-1-2024	17,696	17,839
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	4.28	9-1-2026	16,477	16,498
FNMA (12 Month LIBOR +1.80%) ±	4.29	5-1-2033	252,559	264,705
FNMA (1 Year Treasury Constant Maturity +2.29%) ±	4.29	12-1-2030	18,602	18,639
FNMA (1 Year Treasury Constant Maturity +2.36%) ±	4.29	3-1-2033	517,403	521,648
FNMA (1 Year Treasury Constant Maturity +2.10%) ±	4.30	9-1-2036	287,665	287,671
FNMA (1 Year Treasury Constant Maturity +2.34%) ±	4.31	1-1-2037	523,416	529,075
FNMA (12 Month LIBOR +1.75%) ±	4.31	7-1-2035	388,645	408,616
FNMA (1 Year Treasury Constant Maturity +2.13%) ±	4.32	5-1-2034	352,522	354,258
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.32	6-1-2035	497,557	520,791
FNMA (1 Year Treasury Constant Maturity +2.41%) ±	4.32	9-1-2033	404,073	407,312
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	4.33	1-1-2037	792,436	811,079
FNMA (1 Year Treasury Constant Maturity +2.36%) ±	4.33	11-1-2034	255,336	268,290
FNMA (1 Year Treasury Constant Maturity +2.33%) ±	4.33	11-1-2024	47,869	48,340
FNMA (12 Month LIBOR +1.99%) ±	4.33	9-1-2035	303,965	322,126
FNMA (1 Year Treasury Constant Maturity +2.38%) ±	4.34	7-1-2030	258,955	260,650
FNMA (3 Year Treasury Constant Maturity +2.47%) ±	4.34	6-1-2024	9,601	9,690
FNMA (1 Year Treasury Constant Maturity +2.58%) ±	4.35	3-1-2032	104,525	104,885
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.36	9-1-2022	43,853	44,326

7

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Adjustable Rate Government Fund

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA (1 Year Treasury Constant Maturity +2.36%) ±	4.36%	1-1-2029	$134,985	$135,590
FNMA (6 Month LIBOR +2.48%) ±	4.36	7-1-2033	32,112	32,199
FNMA (12 Month LIBOR +1.67%) ±	4.36	7-1-2035	804,714	841,741
FNMA (1 Year Treasury Constant Maturity +2.35%) ±	4.37	6-1-2027	58,291	58,993
FNMA (1 Year Treasury Constant Maturity +2.33%) ±	4.37	12-1-2030	475,618	478,777
FNMA (1 Year Treasury Constant Maturity +2.87%) ±	4.37	8-1-2030	70,973	70,683
FNMA (1 Year Treasury Constant Maturity +2.50%) ±	4.38	9-1-2030	375,543	378,019
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	4.39	7-1-2037	275,267	288,825
FNMA (3 Year Treasury Constant Maturity +2.14%) ±	4.39	10-1-2025	4,869	4,911
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	4.39	1-1-2035	307,197	320,820
FNMA (1 Year Treasury Constant Maturity +2.11%) ±	4.41	7-1-2035	285,031	286,712
FNMA (1 Year Treasury Constant Maturity +2.34%) ±	4.42	9-1-2037	391,491	396,088
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.42	6-1-2033	164,621	164,476
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.42	7-1-2035	667,168	669,712
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	4.45	1-1-2036	373,754	376,116
FNMA (1 Year Treasury Constant Maturity +2.09%) ±	4.46	8-1-2025	15,443	15,522
FNMA (1 Year Treasury Constant Maturity +2.34%) ±	4.46	4-1-2036	313,746	316,116
FNMA (1 Year Treasury Constant Maturity +2.47%) ±	4.47	9-1-2035	35,936	37,939
FNMA (12 Month LIBOR +1.80%) ±	4.48	7-1-2033	495,381	519,089
FNMA (1 Year Treasury Constant Maturity +2.12%) ±	4.49	8-1-2026	22,697	22,701
FNMA (12 Month LIBOR +1.79%) ±	4.50	6-1-2036	223,125	235,027
FNMA (1 Year Treasury Constant Maturity +2.60%) ±	4.51	10-1-2025	6,017	6,056
FNMA (1 Year Treasury Constant Maturity +2.50%) ±	4.51	10-1-2029	266,048	267,576
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	4.52	4-1-2024	18,799	18,879
FNMA (12 Month LIBOR +1.87%) ±	4.52	5-1-2038	441,139	465,551
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	4.54	6-1-2033	246,691	247,897
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.54	8-1-2035	596,660	620,747
FNMA (6 Month LIBOR +2.70%) ±	4.55	1-1-2033	57,068	57,560
FNMA (1 Year Treasury Constant Maturity +2.64%) ±	4.55	7-1-2028	39,211	39,460
FNMA (12 Month LIBOR +1.91%) ±	4.55	8-1-2034	1,056,380	1,112,658
FNMA (12 Month LIBOR 1.72%) ±	4.55	6-1-2035	104,835	110,001
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	4.56	6-1-2035	182,351	183,413
FNMA (1 Year Treasury Constant Maturity +2.38%) ±	4.56	7-1-2027	67,793	68,071
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.57	8-1-2033	483,680	485,487
FNMA (6 Month LIBOR +2.66%) ±	4.57	4-1-2024	90,746	91,500
FNMA (1 Year Treasury Constant Maturity +2.29%) ±	4.58	9-1-2030	68,723	69,013
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.59	7-1-2033	33,550	34,809
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.59	7-1-2035	281,003	282,706
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.60	7-1-2035	406,739	424,376
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.60	7-1-2035	97,521	101,565
FNMA (1 Year Treasury Constant Maturity +2.45%) ±	4.60	7-1-2037	1,362,441	1,437,672
FNMA (Federal Cost of Funds +2.39%) ±	4.61	2-1-2029	767,738	775,621
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.63	6-1-2035	342,843	356,585
FNMA (1 Year Treasury Constant Maturity +2.29%) ±	4.67	6-1-2037	262,241	263,257
FNMA (1 Year Treasury Constant Maturity +2.64%) ±	4.68	10-1-2028	86,146	86,343
FNMA (1 Year Treasury Constant Maturity +2.35%) ±	4.73	6-1-2030	13,306	13,301
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	4.73	1-1-2032	5,560	5,593
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	4.73	6-1-2036	103,550	105,982
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	4.74	10-1-2034	138,191	138,986
FNMA (12 Month LIBOR +1.90%) ±	4.78	5-1-2037	1,222,252	1,286,159
FNMA (6 Month LIBOR +2.76%) ±	4.79	5-1-2033	825,655	849,387
FNMA (12 Month Treasury Average +2.48%) ±	4.82	6-1-2040	634,222	637,229
FNMA (1 Year Treasury Constant Maturity +2.47%) ±	4.84	9-1-2028	33,730	33,766
FNMA (3 Year Treasury Constant Maturity +2.15%) ±	4.90	8-1-2031	30,768	31,061
FNMA (1 Year Treasury Constant Maturity +2.49%) ±	4.99	7-1-2037	215,297	215,678
FNMA (1 Year Treasury Constant Maturity +2.84%) ±	5.06	9-1-2030	161,318	161,873
FNMA (6 Month LIBOR +3.47%) ±	5.26	12-1-2032	136,617	137,734
FNMA (6 Month LIBOR +3.57%) ±	5.82	11-1-2031	8,414	8,395
FNMA	6.50	8-1-2028	40,635	41,934
FNMA	6.50	5-1-2031	83,833	95,933
FNMA	7.06	11-1-2024	639	640
FNMA	7.06	12-1-2024	18,089	18,178
FNMA	7.06	3-1-2025	14,988	15,065
FNMA	7.06	1-1-2027	19,105	19,173
FNMA	7.50	1-1-2031	36,545	39,950
FNMA	7.50	1-1-2033	104,770	116,092
FNMA	7.50	5-1-2033	95,651	106,646
FNMA	7.50	5-1-2033	102,783	113,139
FNMA	7.50	6-1-2033	21,191	21,411

8

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	7.50%	7-1-2033	$34,506	$35,041
FNMA	7.50	8-1-2033	48,473	50,448
FNMA	8.00	12-1-2026	30,594	34,000
FNMA	8.00	2-1-2030	150	152
FNMA	8.00	3-1-2030	170	174
FNMA	8.00	5-1-2033	45,041	46,501
FNMA	8.50	10-1-2026	381	383
FNMA	8.50	8-15-2024	17,950	18,218
FNMA	10.00	1-20-2021	113	114
FNMA Series 1992-39 Class FA (7 Year Treasury Constant Maturity +0.00%) ±	0.51	3-25-2022	28,765	28,618
FNMA Series 1992-45 Class F (7 Year Treasury Constant Maturity +0.00%) ±	0.51	4-25-2022	5,072	5,043
FNMA Series 1992-87 Class Z	8.00	5-25-2022	3,120	3,268
FNMA Series 1993-113 Class FA (10 Year Treasury Constant Maturity -0.65%) ±	0.02	7-25-2023	24,561	24,529
FNMA Series 1993-247 Class FM (11th District Cost of Funds +1.20%) ±	2.08	12-25-2023	130,916	132,677
FNMA Series 1994-14 Class F (11th District Cost of Funds +1.60%) ±	2.48	10-25-2023	72,672	74,035
FNMA Series 2001-50 Class BA	7.00	10-25-2041	98,669	114,005
FNMA Series 2001-63 Class FD (1 Month LIBOR +0.60%) ±	0.78	12-18-2031	94,341	94,635
FNMA Series 2001-81 Class F (1 Month LIBOR +0.55%) ±	0.72	1-25-2032	40,156	40,232
FNMA Series 2001-T08 Class A1	7.50	7-25-2041	91,311	109,167
FNMA Series 2001-T10 Class A2	7.50	12-25-2041	1,532,811	1,771,564
FNMA Series 2001-T12 Class A2	7.50	8-25-2041	127,196	152,944
FNMA Series 2001-T12 Class A4 ±±	4.49	8-25-2041	2,987,273	3,163,021
FNMA Series 2001-W01 Class AV1 (1 Month LIBOR+0.24%) ±	0.73	8-25-2031	43,266	42,197
FNMA Series 2001-W03 Class A ±±	7.00	9-25-2041	375,180	418,399
FNMA Series 2002-05 Class FD (1 Month LIBOR +0.90%) ±	1.07	2-25-2032	82,607	83,502
FNMA Series 2002-33 Class A4 ±±	5.42	11-25-2030	101,333	108,228
FNMA Series 2002-59 Class F (1 Month LIBOR +0.40%) ±	0.57	9-25-2032	215,202	214,633
FNMA Series 2002-66 Class A3 ±±	4.17	4-25-2042	5,827,962	6,137,819
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	1,060,798	1,309,352
FNMA Series 2002-T12 Class A5 ±±	4.70	10-25-2041	1,289,097	1,364,169
FNMA Series 2002-T18 Class A5 ±±	4.50	5-25-2042	2,565,660	2,788,062
FNMA Series 2002-T19 Class A4 ±±	4.50	3-25-2042	149,822	165,255
FNMA Series 2002-W01 Class 3A ±±	4.03	4-25-2042	758,535	796,353
FNMA Series 2002-W04 Class A6 ±±	4.31	5-25-2042	1,235,235	1,312,851
FNMA Series 2003-07 Class A2 ±±	3.93	5-25-2042	567,609	584,747
FNMA Series 2003-63 Class A8 ±±	3.86	1-25-2043	932,227	978,282
FNMA Series 2003-W02 Class 1A3	7.50	7-25-2042	291,912	358,547
FNMA Series 2003-W04 Class 5A ±±	4.02	10-25-2042	763,130	791,338
FNMA Series 2003-W08 Class 4A ±±	4.28	11-25-2042	947,962	1,015,746
FNMA Series 2003-W09 Class A (1 Month LIBOR +0.12%) ±	0.73	6-25-2033	1,357,243	1,333,300
FNMA Series 2003-W10 Class 2A ±±	4.00	6-25-2043	1,869,589	1,970,154
FNMA Series 2003-W18 Class 2A ±±	4.24	6-25-2043	2,647,511	2,797,913
FNMA Series 2004-17 Class FT (1 Month LIBOR +0.40%) ±	0.57	4-25-2034	755,056	753,046
FNMA Series 2004-T03 Class 1A3	7.00	2-25-2044	353,767	424,896
FNMA Series 2004-T03 Class 2A ±±	4.27	8-25-2043	1,004,870	1,052,773
FNMA Series 2004-T1 Class 2A ±±	3.74	8-25-2043	1,239,347	1,321,738
FNMA Series 2004-W01 Class 2A2	7.00	12-25-2033	185,916	220,290
FNMA Series 2004-W01 Class 3A ±±	4.37	1-25-2043	55,080	58,929
FNMA Series 2004-W02 Class 5A	7.50	3-25-2044	78,127	91,681
FNMA Series 2004-W12 Class 2A ±±	4.24	6-25-2044	2,783,068	2,977,872
FNMA Series 2004-W15 Class 3A ±±	4.28	6-25-2044	4,364,615	4,619,769
FNMA Series 2005-W03 Class 3A ±±	4.12	4-25-2045	832,916	908,040
FNMA Series 2006-15 Class FW (1 Month LIBOR +0.30%) ±	0.47	1-25-2036	14,966	14,970
FNMA Series 2006-44 Class FY (1 Month LIBOR +0.57%) ±	0.74	6-25-2036	953,892	961,728
FNMA Series 2006-W01 Class 3A ±±	3.88	10-25-2045	3,354,279	3,495,430
FNMA Series 2007-95 Class A2 (1 Month LIBOR +0.25%) ±	0.74	8-27-2036	233,978	224,573
FNMA Series 2008-67 Class FG (1 Month LIBOR +1.00%) ±	1.17	7-25-2038	1,029,449	1,054,022
FNMA Series 2012-47 Class FW (1 Month LIBOR +1.70%) ±	1.87	5-25-2027	264,368	272,296
FNMA Series 2016-40 Class AF (1 Month LIBOR +0.45%) ±	1.43	7-25-2046	520,798	521,159
FNMA Series 2016-58 Class FA (1 Month LIBOR +0.48%) ±	1.46	8-25-2046	1,411,866	1,407,960
FNMA Series 2016-87 Class AF (1 Month LIBOR +0.40%) ±	1.38	11-25-2046	593,331	591,225
FNMA Series 2018-47 Class PC	3.50	9-25-2047	1,825,573	1,861,413
FNMA Series 2019-25 Class FA (1 Month LIBOR +0.45%) ±	0.62	6-25-2049	520,118	520,502

9

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Adjustable Rate Government Fund

		Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA Series 2019-42 Class MF (1 Month LIBOR +0.40%) ±		1.38%	8-25-2059	$3,850,173	$3,833,510
FNMA Series G92-20 Class FB (7 Year Treasury Constant Maturity +0.00%) ±		0.51	4-25-2022	1,876	1,870
FNMA Series G93-1 Class K		6.68	1-25-2023	92,275	96,363
GNMA		6.45	4-20-2025	26,892	29,053
GNMA		6.45	9-20-2025	27,989	31,326
GNMA		6.50	6-20-2034	68,398	70,096
GNMA		6.50	8-20-2034	367,319	402,151
GNMA		6.75	2-15-2029	37,309	40,998
GNMA		9.00	9-20-2024	696	710
GNMA		9.00	11-20-2024	93	94
GNMA		9.00	1-20-2025	2,262	2,381
GNMA		9.00	2-20-2025	10,181	11,227
GNMA Series 2008-65 Class FG (1 Month LIBOR +0.75%) ±		0.92	8-20-2038	1,168,782	1,181,909
GNMA Series 2008-68 Class FA (1 Month LIBOR +0.95%) ±		1.12	8-20-2038	1,434,046	1,461,762
GNMA Series 2009-50 Class FW (1 Month LIBOR +1.00%) ±		1.17	7-20-2039	1,500,242	1,533,306
GNMA Series 2009-52 Class FD (1 Month LIBOR +0.95%) ±		1.13	7-16-2039	709,756	722,656
GNMA Series 2010-25 Class FH (1 Month LIBOR +0.72%) ±		0.90	2-16-2040	751,893	761,013
GNMA Series 2011-H12 Class FA (1 Month LIBOR +0.49%) ±		1.51	2-20-2061	1,702,899	1,701,791
GNMA Series 2011-H17 Class FA (1 Month LIBOR +0.53%) ±		1.55	6-20-2061	733,419	733,338
GNMA Series 2017-H11 Class FE (12 Month LIBOR+0.18%) ±		1.18	5-20-2067	4,484,859	4,444,677
International Development Finance Corporation		2.12	3-20-2024	2,800,000	2,883,214
National Credit Union Administration Guaranteed Notes Series 2010-R1 Class 1A (1 Month LIBOR +0.45%) ±		0.70	10-7-2020	1,092,456	1,090,968
Total Agency Securities (Cost $286,019,990)					289,664,414

		Yield		Shares
Short-Term Investments : 6.17%
Investment Companies : 6.17%
Wells Fargo Government Money Market Fund Select Class (l)(u)##		0.12		18,767,459	18,767,459

Total Short-Term Investments (Cost $18,767,459)					18,767,459

Total investments in securities (Cost $304,787,449)	101.32%				308,431,873
Other assets and liabilities, net	(1.32)				(4,015,824)

Total net assets	100.00%				$304,416,049

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

(c)

Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

%%	The security is purchased on a when-issued basis.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate

10

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	10,631,386	102,938,945	(94,802,872)	18,767,459	$18,767,459	6.17%

Wells Fargo Adjustable Rate Government Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$289,664,414	$0	$289,664,414
Short-term investments
Investment companies	18,767,459	0	0	18,767,459

Total assets	$18,767,459	$289,664,414	$0	$308,431,873

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended May 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Conservative Income Fund	Portfolio of investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities : 0.81%
FHLMC Multi Family Structured Pass-Through Securities Series K-714 Class A2 ±±	3.03%	10-25-2020	$3,107,751	$3,110,483

Total Agency Securities (Cost $3,107,751)				3,110,483

Asset-Backed Securities : 27.36%
American Express Credit Account Master Trust Series 2017-6 Class A	2.04	5-15-2023	2,236,000	2,249,645
AmeriCredit Automobile Receivables Trust Series 2019-1 Class A2A	2.93	6-20-2022	669,432	671,849
AmeriCredit Automobile Receivables Trust Series 2020-1 Class A3	1.11	8-19-2024	3,400,000	3,385,698
BlueMountain CLO Limited Series 2012-2A Class AR2 (3 Month LIBOR +1.05%) 144A±	1.43	11-20-2028	5,000,000	4,944,560
Canadian Pacer Auto Receivables Trust Series 2018-2A Class A2A 144A	3.00	6-21-2021	149,219	149,443
Canadian Pacer Auto Receivables Trust Series 2019-1A Class A2 144A	2.78	3-21-2022	967,434	972,570
Capital One Multi Asset Execution Trust Series 2017-A4 Class A4	1.99	7-17-2023	5,706,000	5,731,613
CarMax Auto Owner Trust Series 2018-4 Class A2A	3.11	2-15-2022	815,093	818,897
CarMax Auto Owner Trust Series 2020-1 Class A2	1.87	4-17-2023	2,865,000	2,893,782
CCG Receivables Trust Series 2018-2 Class A2 144A	3.09	12-15-2025	2,084,063	2,109,241
Chase Issuance Trust Series 2016-A4 Class A4	1.49	7-15-2022	3,000,000	3,003,817
Delamare Cards Series 2018-1A Class A1 (1 Month LIBOR +0.70%) 144A±	0.87	11-19-2025	5,000,000	4,989,885
Dell Equipment Finance Trust Series 2018-2 Class A2 144A	3.16	2-22-2021	314,507	315,310
Dell Equipment Finance Trust Series 2019-2 Class A2 144A	1.95	12-22-2021	3,000,000	3,010,545
Dorchester Park CLO Limited Series 2016-25A Class AR (3 Month LIBOR +0.90%) 144A±	2.04	4-20-2028	5,000,000	4,931,550
Enterprise Fleet Financing LLC Series 2020-1 Class A2 144A	1.78	12-22-2025	2,500,000	2,471,334
Evergreen Credit Card Trust Series 2019-3 Class B 144A	2.36	10-16-2023	3,750,000	3,795,558
Ford Credit Auto Owner Trust Series 2019-B Class A3	2.23	10-15-2023	1,785,000	1,826,901
GM Financial Securitized Term Auto Receivables Trust Series 2020-1 Class A2	1.83	1-17-2023	1,150,000	1,159,266
Hertz Fleet Lease Funding LP Series 2017-1 Class A1 (1 Month LIBOR +0.65%) 144A±	0.87	4-10-2031	447,373	439,517
Hyundai Auto Lease Securitization Trust Series 2019-B Class A3 144A	2.04	8-15-2022	7,500,000	7,526,041
Mercedes-Benz Auto Lease Trust Series 2019-A Class A2	3.01	2-16-2021	423,288	423,629
Mercedes-Benz Auto Receivables Trust Series 2019-1 Class A2A	2.04	6-15-2022	891,362	897,268
NextGear Floorplan Master Trust Series 2018-1A Class A1 (1 Month LIBOR +0.64%) 144A±	0.82	2-15-2023	5,000,000	4,932,050
Oscar US Funding Trust Series 2018-2A Class A2A 144A	3.15	8-10-2021	249,391	250,007
Oscar US Funding Trust Series 2019-2A Class A2 144A	2.49	8-10-2022	355,380	358,398
Penarth Master Issuer plc Series 2019-1A Class A1 (1 Month LIBOR +0.54%) 144A±	0.72	7-18-2023	2,000,000	1,984,048
Santander Retail Auto Lease Trust Series 2019-B Class A2A 144A	2.29	4-20-2022	2,980,633	3,002,189
Santander Retail Auto Lease Trust Series 2019-C Class A2A 144A	1.89	9-20-2022	2,876,765	2,893,436
Santander Retail Auto Lease Trust Series 2020-A Class A2 144A	1.69	1-20-2023	500,000	499,320
SoFi Consumer Loan Program Trust Series 2018-4 Class A 144A	3.54	11-26-2027	1,760,529	1,774,080
SoFi Consumer Loan Program Trust Series 2019-2 Class A 144A	3.01	4-25-2028	750,126	757,787
SoFi Consumer Loan Program Trust Series 2020-1 Class A 144A	2.02	1-25-2029	2,739,875	2,736,803
Toyota Auto Receivables Owner Trust Series 2020-A Class A2	1.67	11-15-2022	5,855,000	5,909,244
Trillium Credit Card Trust II Series 2019-2A Class A 144A	3.04	1-26-2024	7,000,000	7,107,554
Trillium Credit Card Trust II Series 2020-1A Class B 144A	2.33	12-26-2024	1,355,000	1,318,717
Venture CDO Limited Series 16-25A Class AR (3 Month LIBOR +1.23%) 144A±	2.37	4-20-2029	5,000,000	4,891,690
Verizon Owner Trust Series 2017-3A Class A1A 144A	2.06	4-20-2022	1,575,318	1,581,146
Verizon Owner Trust Series 2018-1A Class A1 144A	2.82	9-20-2022	3,105,701	3,135,211

1

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Conservative Income Fund

	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
Volvo Financial Equipment LLC Series 2019-1A Class A2 144A	2.90%	11-15-2021	$815,209	$819,056
World Omni Auto Lease Trust Series 2020-A Class A2	1.71	11-15-2022	2,365,000	2,375,845
Total Asset-Backed Securities (Cost $105,055,485)				105,044,500

Corporate Bonds and Notes : 35.84%
Communication Services : 1.64%
Media : 1.64%
Comcast Corporation (3 Month LIBOR +0.33%) ±	1.76	10-1-2020	2,279,000	2,280,620
NBCUniversal Enterprise Incorporated (3 Month LIBOR +0.40%) 144A±	1.83	4-1-2021	4,000,000	4,008,639
				6,289,259

Consumer Staples : 0.39%
Food Products : 0.39%
WM Wrigley Jr. Company 144A	3.38	10-21-2020	1,500,000	1,513,579

Energy : 2.32%
Oil, Gas & Consumable Fuels : 2.32%
Chevron Corporation (3 Month LIBOR +0.90%) ±	1.35	5-11-2023	4,525,000	4,567,662
Exxon Mobil Corporation (3 Month LIBOR +0.33%) ±	0.72	8-16-2022	4,375,000	4,360,325
				8,927,987

Financials : 29.13%
Banks : 6.04%
Bank of America Corporation (3 Month LIBOR +0.66%) ±	1.77	7-21-2021	3,432,000	3,432,976
Bank of America Corporation (3 Month LIBOR +0.66%) ±	2.37	7-21-2021	1,000,000	1,001,253
Bank of America Corporation (3 Month LIBOR +0.37%) ±	2.74	1-23-2022	2,000,000	2,021,238
Bank of America Corporation	5.70	1-24-2022	1,000,000	1,079,646
Citibank NA	3.40	7-23-2021	2,040,000	2,100,419
Credit Suisse New York	2.10	11-12-2021	1,000,000	1,020,169
Credit Suisse New York	2.80	4-8-2022	4,150,000	4,300,030
JPMorgan Chase & Company (3 Month LIBOR +1.10%) ±	2.10	6-7-2021	1,000,000	1,005,751
PNC Bank NA	2.15	4-29-2021	2,000,000	2,028,144
PNC Bank NA (3 Month LIBOR +0.33%) ±	0.68	2-24-2023	2,300,000	2,272,746
Truist Financial Corporation	2.05	5-10-2021	1,000,000	1,013,919
Truist Bank (U.S. SOFR +0.73%) ±	0.94	3-9-2023	2,000,000	1,936,141
				23,212,432

Capital Markets : 4.55%
Bank of New York Mellon Corporation (3 Month LIBOR +0.28%) ±	1.53	6-4-2021	900,000	900,000
Charles Schwab Corporation (3 Month LIBOR +0.32%) ±	0.69	5-21-2021	4,540,000	4,541,453
Goldman Sachs Group Incorporated	2.35	11-15-2021	1,000,000	1,006,652
Intercontinental Exchange Incorporated	2.75	12-1-2020	4,831,000	4,873,271
Morgan Stanley (U.S. SOFR +0.70%) ±	0.73	1-20-2023	3,950,000	3,868,197
Morgan Stanley (3 Month LIBOR +1.18%) ±	2.32	1-20-2022	1,000,000	1,003,272
State Street Corporation (U.S. SOFR +2.69%) 144A±	2.83	3-30-2023	1,225,000	1,266,716
				17,459,561

Consumer Finance : 3.49%
American Honda Finance Corporation	1.70	9-9-2021	2,000,000	2,019,240
Caterpillar Financial Service Corporation (3 Month LIBOR +0.30%) ±	1.30	3-8-2021	1,500,000	1,497,272
John Deere Capital Corporation	1.95	6-22-2020	1,950,000	1,951,896
John Deere Capital Corporation	2.35	1-8-2021	2,000,000	2,021,553
Toyota Motor Credit Corporation (3 Month LIBOR +0.13%) ±	0.56	8-13-2021	1,900,000	1,889,557
Toyota Motor Credit Corporation	1.15	5-26-2022	2,000,000	2,009,544

2

Wells Fargo Conservative Income Fund	Portfolio of investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer Finance (continued)
Toyota Motor Credit Corporation	1.90%	4-8-2021	$2,000,000	$2,018,888
				13,407,950

Diversified Financial Services : 2.37%
National Rural Utilities Cooperative Finance	2.40	4-25-2022	3,950,000	4,076,923
WEA Finance LLC 144A	3.25	10-5-2020	5,000,000	5,007,190
				9,084,113

Insurance : 12.68%
AIG Global Funding (3 Month LIBOR +0.46%) 144A±	1.68	6-25-2021	2,600,000	2,593,629
Berkshire Hathaway Finance Corporation	4.25	1-15-2021	5,000,000	5,112,597
Jackson National Life Global Company (3 Month LIBOR +0.48%) 144A±	1.25	6-11-2021	2,500,000	2,489,541
Jackson National Life Global Company 144A	2.25	4-29-2021	4,000,000	4,042,700
MassMutual Global Funding 144A	2.45	11-23-2020	1,710,000	1,727,213
MassMutual Global Funding II 144A	1.95	9-22-2020	4,936,000	4,956,214
Metropolitan Life Global Funding Incorporated (3 Month LIBOR +0.40%) 144A±	1.18	6-12-2020	1,975,000	1,975,453
Metropolitan Life Global Funding Incorporated 144A	1.95	9-15-2021	4,175,000	4,227,588
New York Life Global Funding (3 Month LIBOR +0.16%) 144A±	1.59	10-1-2020	1,300,000	1,300,786
New York Life Global Funding 144A	2.00	4-13-2021	600,000	608,758
New York Life Global Funding 144A	2.95	1-28-2021	4,545,000	4,620,540
Principal Life Global Funding II 144A	2.38	11-21-2021	1,500,000	1,531,133
Protective Life Global Funding (3 Month LIBOR +0.52%) 144A±	1.89	6-28-2021	5,000,000	5,001,310
Protective Life Global Funding 144A	2.16	9-25-2020	2,360,000	2,373,122
The Allstate Corporation (3 Month LIBOR +0.43%) ±	1.80	3-29-2021	825,000	825,428
USAA Capital Corporation 144A	2.00	6-1-2021	5,220,000	5,290,377
				48,676,389

Industrials : 2.36%
Machinery : 1.32%
Caterpillar Financial Services Corporation	0.95	5-13-2022	5,000,000	5,049,798

Road & Rail : 1.04%
TTX Company 144A	2.60	6-15-2020	4,000,000	4,002,119

Total Corporate Bonds and Notes (Cost $136,978,697)				137,623,187

Municipal Obligations : 7.43%
California : 4.31%
Miscellaneous Revenue : 3.91%
California Earthquake Authority Series A	1.30	7-1-2020	14,000,000	14,003,500
Fresno County CA Pension CAB Series A (National Insured) ¤	0.00	8-15-2020	1,025,000	1,020,931
Ontario CA Pension Obligation	1.97	6-1-2021	585,000	588,492
Ontario CA Pension Obligation	2.07	6-1-2022	915,000	927,536

				16,540,459

Connecticut : 0.36%
GO Revenue : 0.36%
Connecticut Series A %%	3.00	7-1-2021	1,350,000	1,371,060

3

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Conservative Income Fund

	Interest rate	Maturity date	Principal	Value
Ohio : 1.31%
Tobacco Revenue : 1.31%
Buckeye Ohio Tobacco Settlement Financing Authority	1.58%	6-1-2021	$5,065,000	$5,038,865

Pennsylvania : 0.41%
Education Revenue : 0.41%
Pennsylvania State University Series D	1.09	9-1-2021	1,560,000	1,569,126

Tennessee : 1.04%
Health Revenue : 1.04%
Nashville & Davidson Counties TN Vanderbilt University Medical Center Series D (1 Month LIBOR +2.50%) ±##	2.80	7-1-2046	4,000,000	4,002,840

Total Municipal Obligations (Cost $28,638,914)				28,522,350

Yankee Corporate Bonds and Notes : 21.75%
Energy : 2.66%
Oil, Gas & Consumable Fuels : 2.66%
BP Capital Markets plc (3 Month LIBOR +0.25%) ±	0.61	11-24-2020	1,270,000	1,269,577
Shell International Finance BV	1.75	9-12-2021	2,000,000	2,029,981
Total Capital International SA	2.22	7-12-2021	2,112,000	2,142,512
Total Capital SA	4.25	12-15-2021	1,000,000	1,051,680
Total Capital SA	4.45	6-24-2020	3,690,000	3,699,004
				10,192,754

Finance : 0.23%
Financials : 16.90%
Banks : 16.36%
ABN AMRO Bank NV (3 Month LIBOR +0.57%) 144A±	0.94	8-27-2021	5,000,000	5,002,270
Australia and New Zealand Banking Group 144A	4.88	1-12-2021	1,000,000	1,026,766
Banque Federative du Credit Mutuel 144A	2.75	10-15-2020	2,278,000	2,295,529
Barclays Bank plc	1.70	5-12-2022	1,075,000	1,089,681
Barclays Bank plc (3 Month LIBOR +0.46%) ±	1.77	1-11-2021	2,000,000	2,000,170
Cooperatieve Rabobank UA (3 Month LIBOR +0.43%) ±	1.42	4-26-2021	3,000,000	3,004,285
Credit Agricole 144A	2.38	7-1-2021	1,000,000	1,018,303
Credit Agricole (3 Month LIBOR +1.18%) 144A±	2.61	7-1-2021	1,000,000	1,005,169
Credit Agricole 144A	2.75	6-10-2020	3,550,000	3,551,291
DnB Bank ASA (3 Month LIBOR +0.62%) 144A±	2.20	12-2-2022	500,000	497,715
HSBC Holdings plc	2.95	5-25-2021	1,000,000	1,022,204
Macquarie Bank Limited 144A	2.85	1-15-2021	4,000,000	4,037,906
National Australia Bank Limited	3.70	11-4-2021	1,410,000	1,468,469
Royal Bank of Canada (3 Month LIBOR +0.36%) ±	1.49	1-17-2023	3,650,000	3,606,696
Santander UK plc (3 Month LIBOR +0.62%) ±	2.20	6-1-2021	2,500,000	2,505,100
Santander UK plc (3 Month LIBOR +0.66%) ±	1.05	11-15-2021	2,629,000	2,622,214
Santander UK plc	3.40	6-1-2021	520,000	533,913
Skandinaviska Enskilda Banken (3 Month LIBOR +0.65%) 144A±	1.43	12-12-2022	1,250,000	1,247,920
Skandinaviska Enskilda Banken 144A	2.63	11-17-2020	3,000,000	3,029,826
Societe Generale SA (3 Month LIBOR +1.33%) 144A±	2.68	4-8-2021	5,000,000	5,031,784
Sumitomo Mitsui Banking Corporation (3 Month LIBOR +1.14%) ±	2.28	10-19-2021	815,000	819,097
Svenska Handelsbanken AB (3 Month LIBOR +0.47%) ±	0.83	5-24-2021	4,000,000	4,011,748
Swedbank AB 144A%%	1.30	6-2-2023	2,225,000	2,222,397
Toronto-Dominion Bank (U.S. SOFR +0.48%) ±	0.52	1-27-2023	6,000,000	5,867,174

4

Wells Fargo Conservative Income Fund	Portfolio of investments — May 31, 2020 (unaudited)

		Interest rate	Maturity date	Principal	Value
Banks (continued)
United Overseas Bank Limited (3 Month LIBOR +0.48%) 144A±		1.52%	4-23-2021	$1,800,000	$1,795,746
Westpac Banking Corporation (3 Month LIBOR +1.00%) ±		1.43	5-13-2021	2,500,000	2,519,274
					62,832,647

Diversified Financial Services : 0.54%
Shell International Finance BV		2.38	8-21-2022	2,000,000	2,075,647

Industrials : 1.96%
Electrical Equipment : 1.96%
Siemens Financieringsmaatschappij NV 144A		1.70	9-15-2021	2,600,000	2,636,599
Tyco Electronics Group SA (3 Month LIBOR +0.45%) ±		1.76	6-5-2020	4,900,000	4,899,713
					7,536,312

Total Yankee Corporate Bonds and Notes (Cost $83,483,977)					83,526,675

Short-Term Investments : 7.41%
Commercial Paper : 7.11%
Anglesea Funding plc 144A(p)(z)		0.24	7-1-2020	8,000,000	7,998,519
Concord Minutemen Capital Company 144A(p)(z)		0.13	6-2-2020	3,000,000	2,999,970
LMA Americas LLC 144A(p)(z)		0.30	8-4-2020	4,000,000	3,998,221
Toyota Motor Credit Corporation (z)		1.24	8-17-2020	3,000,000	2,997,953
Versailles CDS LLC 144A(z)		0.83	6-2-2020	9,300,000	9,299,829
					27,294,492

		Yield		Shares
Investment Companies : 0.30%
Wells Fargo Government Money Market Fund Select Class (l)(u)##		0.12		1,152,809	1,152,809

Total Short-Term Investments (Cost $28,440,538)					28,447,301

Total investments in securities (Cost $385,705,362)	100.60%				386,274,496
Other assets and liabilities, net	(0.60)				(2,284,772)

Total net assets	100.00%				$383,989,724

±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is purchased on a when-issued basis.
(p)	Asset-backed commercial paper
(z)	Zero coupon security. The rate represents the current yield to maturity.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:

CAB	Capital appreciation bond
FHLMC	Federal Home Loan Mortgage Corporation
GO	General obligation
LIBOR	London Interbank Offered Rate
National	National Public Finance Guarantee Corporation
SOFR	Secured Overnight Financing Rate

5

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	220,913	212,275,121	(211,343,225)	1,152,809	$1,152,809	0.30%

Wells Fargo Conservative Income Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$3,110,483	$0	$3,110,483
Asset-backed securities	0	105,044,500	0	105,044,500
Corporate bonds and notes	0	137,623,187	0	137,623,187
Municipal obligations	0	28,522,350	0	28,522,350
Yankee corporate bonds and notes	0	83,526,675	0	83,526,675
Short-term investments
Commercial paper	0	27,294,492	0	27,294,492
Investment companies	1,152,809	0	0	1,152,809

Total assets	$1,152,809	$385,121,687	$0	$386,274,496

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended May 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Core Plus Bond Fund	Portfolio of Investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities : 14.01%
FHLB	3.00%	9-1-2034	$1,353,431	$1,427,623
FHLMC	4.00	5-1-2049	7,292,760	7,755,914
FHLMC (12 Month LIBOR +1.33%) ±	3.37	1-1-2036	10,695	11,063
FHLMC	3.50	12-1-2045	2,605,926	2,785,649
FHLMC	3.50	12-1-2045	909,385	976,789
FHLMC	4.00	6-1-2044	1,917,633	2,104,958
FHLMC	5.00	6-1-2036	192,819	221,158
FHLMC	5.00	8-1-2040	172,219	195,903
FHLMC	5.50	8-1-2038	44,222	50,660
FHLMC	5.50	12-1-2038	399,742	457,728
FHLMC	5.50	6-1-2040	680,995	772,607
FHLMC	6.75	9-15-2029	5,910,000	8,928,467
FHLMC	8.00	2-1-2030	164	194
FHLMC Series 2015-SC01 Class 1A	3.50	5-25-2045	591,269	604,950
FHLMC Series 3774 Class AB	3.50	12-15-2020	9,700	9,747
FHLMC Series 4753 Class KB	3.50	6-15-2042	2,324,433	2,369,232
FHLMC Series K020 Class X1 ±±(c)	1.36	5-25-2022	12,530,910	278,269
FHLMC Series T-42 Class A5	7.50	2-25-2042	1,271,442	1,562,096
FHLMC Series T-57 Class 2A1 ±±	3.98	7-25-2043	37,919	42,224
FHLMC Series T-59 Class 2A1 ±±	3.76	10-25-2043	193,986	226,882
FNMA	3.50	3-1-2048	10,448,982	11,054,253
FNMA (12 Month LIBOR +1.61%) ±	2.51	5-1-2046	1,010,845	1,043,288
FNMA (12 Month LIBOR +1.61%) ±	2.53	3-1-2046	1,025,994	1,061,865
FNMA	3.00	11-1-2045	1,659,952	1,758,392
FNMA	3.00	12-1-2045	4,126,605	4,371,259
FNMA	3.00	12-1-2046	2,014,520	2,128,836
FNMA %%	3.00	6-11-2050	8,000,000	8,415,000
FNMA	3.02	2-1-2026	3,114,506	3,394,951
FNMA	3.27	7-1-2022	1,167,218	1,209,369
FNMA	3.48	3-1-2029	983,211	1,137,045
FNMA	3.50	10-1-2043	901,627	975,958
FNMA	3.50	4-1-2045	215,404	231,824
FNMA	3.50	8-1-2045	4,718,049	5,066,964
FNMA	3.62	3-1-2029	443,000	520,198
FNMA	3.63	3-1-2029	1,246,965	1,444,392
FNMA	3.77	3-1-2029	985,001	1,149,628
FNMA	3.77	3-1-2029	1,073,519	1,251,946
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	3.90	1-1-2036	34,107	35,863
FNMA	3.95	9-1-2021	390,231	398,992
FNMA (12 Month LIBOR +1.73%) ±	3.98	9-1-2036	11,810	12,411
FNMA	4.00	2-1-2046	377,334	408,716
FNMA	4.00	4-1-2046	2,085,457	2,262,388
FNMA	4.00	6-1-2048	4,463,365	4,744,148
FNMA	4.00	2-1-2050	6,292,313	6,699,505
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	4.17	8-1-2036	551,959	578,411
FNMA (12 Month LIBOR +1.78%) ±	4.23	8-1-2036	19,830	20,839
FNMA	4.50	11-1-2048	4,265,299	4,611,817
FNMA	5.00	1-1-2024	34,005	35,832
FNMA	5.00	2-1-2036	20,155	23,120
FNMA	5.00	6-1-2040	68,723	78,774
FNMA	5.00	8-1-2040	1,233,804	1,417,321
FNMA	5.50	11-1-2023	25,011	26,463
FNMA	5.50	8-1-2034	72,304	84,358
FNMA	5.50	2-1-2035	22,015	25,695
FNMA	5.50	8-1-2038	98,292	108,108
FNMA	5.50	8-1-2038	178,849	196,703
FNMA	6.00	10-1-2037	410,465	472,972
FNMA	6.00	11-1-2037	26,905	31,120
FNMA	6.50	7-1-2036	19,034	22,362
FNMA	6.50	7-1-2036	8,857	10,536
FNMA	6.50	11-1-2036	3,658	4,171
FNMA	6.63	11-15-2030	5,015,000	7,780,780
FNMA	7.00	12-1-2022	60,697	62,198
FNMA	7.00	7-1-2036	5,624	5,910
FNMA	7.00	11-1-2037	3,203	3,684
FNMA	7.50	5-1-2038	1,871	1,896
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	5,412	6,680
FNMA Series 2003-W08 Class 4A ±±	4.15	11-25-2042	110,953	118,887

1

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Core Plus Bond Fund

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA Series 2003-W14 Class 2A ±±	3.86%	6-25-2045	$74,127	$79,308
FNMA Series 2003-W14 Class 2A ±±	4.28	1-25-2043	191,849	202,902
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	936,021	1,076,499
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	455,741	550,666
GNMA	3.00	11-20-2045	3,329,786	3,543,602
GNMA %%	3.00	6-22-2050	8,420,000	8,912,044
GNMA	3.50	9-20-2047	2,499,177	2,669,966
GNMA	3.50	12-20-2047	5,263,166	5,626,172
GNMA	4.00	12-20-2047	2,846,703	3,060,684
GNMA	4.50	8-20-2049	1,265,690	1,360,274
GNMA	5.00	7-20-2040	477,693	539,262
GNMA	7.50	12-15-2029	596	681
GNMA Series 2008-22 Class XM ±±(c)	1.11	2-16-2050	827,214	20,959
Overseas Private Investment Corporation	2.12	3-20-2024	4,635,000	4,772,749
STRIPS ¤	0.00	5-15-2044	9,270,000	6,408,624
TVA	5.88	4-1-2036	6,400,000	9,854,149
Total Agency Securities (Cost $146,805,988)				155,966,482

Asset-Backed Securities : 6.01%
Ally Auto Receivables Trust Series 2019-1 Class A3	2.91	9-15-2023	4,945,000	5,060,231
California Republic Auto Receivables Trust Series 2017-1 Class A4	2.28	6-15-2022	2,049,772	2,056,731
Daimler Trucks Retail Trust Series 2018-1 Class A3 144A	2.85	7-15-2021	641,139	642,035
Daimler Trucks Retail Trust Series 2018-1 Class A4 144A	3.03	11-15-2024	5,000,000	5,030,545
Educational Services of America Series 2015-1 Class A (1 Month LIBOR +0.80%) 144A±	0.97	10-25-2056	859,577	833,811
Enterprise Fleet Financing Trust Series 2017-2 Class A2 144A	1.97	1-20-2023	170,475	170,549
Exeter Automobile Receivables Trust Series 2018-1A Class C1 144A	3.03	1-17-2023	2,467,405	2,483,117
Five Guys Funding LLC Series 17-1A Class A2 144A	4.60	7-25-2047	1,597,925	1,582,095
Flagship Credit Auto Trust Series 2019-4 Class A 144A	2.17	6-17-2024	3,979,726	4,002,155
GM Financial Consumer Automobile Receivables Trust Series 2017-2A Class A3 144A	1.86	12-16-2021	1,583,067	1,586,680
Hertz Vehicle Financing LLC Series 2015-3A Class A 144A	2.67	9-25-2021	1,827,115	1,764,247
Hertz Vehicle Financing LLC Series 2017-2A Class A 144A	3.29	10-25-2023	2,510,000	2,391,471
Hertz Vehicle Financing LLC Series 2018-1A Class A 144A	3.29	2-25-2024	2,725,000	2,630,142
Hertz Vehicle Financing LLC Series 2018-2A Class A 144A	3.65	6-27-2022	1,646,222	1,572,040
Hertz Vehicle Financing LLC Series 2019-1A Class A 144A	3.71	3-25-2023	3,026,305	2,890,210
MMAF Equipment Finance LLC Series 2017-AA Class A4 144A	2.41	8-16-2024	1,975,000	1,991,928
MMAF Equipment Finance LLC Series 2019-A Class A2 144A	2.84	1-10-2022	1,299,719	1,306,373
Oscar US Funding Trust Series 2016-2A Class A4 144A	2.99	12-15-2023	3,192,426	3,224,301
SLM Student Loan Trust Series 2004-1 Class A4 (3 Month LIBOR +0.26%) ±	1.25	10-27-2025	1,041,023	1,029,003
South Carolina Student Loan Corporation Series 2014-1 Class A1 (1 Month LIBOR +0.75%) ±	1.12	5-1-2030	2,469,035	2,439,078
Student Loan Consolidation Center Series 2011-1 Class A (1 Month LIBOR +1.22%) 144A±	1.39	10-25-2027	1,018,608	1,020,219
TCF Auto Receivables Owner Trust Series 2016-1A Class A4 144A	2.03	2-15-2022	387,937	387,989
Towd Point Asset Funding LLC Series 2019-HE1 Class A1 (1 Month LIBOR +0.90%) 144A±	1.07	4-25-2048	2,361,221	2,305,376
Towd Point Asset Trust Series 2018-SL1 Class A (1 Month LIBOR +0.60%) 144A±	0.77	1-25-2046	2,222,091	2,157,543
Toyota Auto Receivables Owner Trust Series 2017-D Class A4	2.12	2-15-2023	8,088,000	8,223,743
Volvo Financial Equipment LLC Series 2018-AA Class A (1 Month LIBOR +0.52%) 144A±	0.70	7-17-2023	2,590,000	2,565,437
Westlake Automobile Receivables Trust Series 2019-1A Class A2A 144A	3.06	5-16-2022	782,060	785,732
Westlake Automobile Receivables Trust Series 2019-2A Class A2A 144A	2.57	2-15-2023	4,159,417	4,184,923
Wheels SPV LLC Series 2018-1A Class A2 144A	3.06	4-20-2027	575,416	579,530
Total Asset-Backed Securities (Cost $66,938,830)				66,897,234

2

Wells Fargo Core Plus Bond Fund	Portfolio of Investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 29.52%
Communication Services : 3.59%
Diversified Telecommunication Services : 0.21%
AT&T Incorporated	4.75%	5-15-2046	$1,975,000	$2,302,560

Media : 2.31%
CCO Holdings LLC 144A	4.50	8-15-2030	1,500,000	1,556,250
Charter Communications Operating LLC	6.48	10-23-2045	655,000	846,011
Comcast Corporation	4.70	10-15-2048	1,800,000	2,351,396
Communications Finance Incorporated	6.88	9-1-2027	75,000	71,438
CSC Holdings LLC 144A	5.75	1-15-2030	2,000,000	2,110,000
Diamond Sports Group LLC 144A	6.63	8-15-2027	2,040,000	1,227,468
Discovery Communications LLC	4.65	5-15-2050	2,000,000	2,126,102
Discovery Incorporated	5.30	5-15-2049	385,000	436,526
Discovery Incorporated	6.35	6-1-2040	1,550,000	1,905,769
DISH Network Corporation	3.38	8-15-2026	2,500,000	2,202,872
Gray Television Incorporated 144A	7.00	5-15-2027	2,000,000	2,112,500
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	45,000	46,125
Nielsen Finance LLC 144A	5.00	4-15-2022	2,000,000	1,996,900
Sirius XM Radio Incorporated 144A	5.50	7-1-2029	2,000,000	2,135,000
ViacomCBS Incorporated	4.75	5-15-2025	1,200,000	1,320,232
ViacomCBS Incorporated	4.95	1-15-2031	3,005,000	3,325,130
				25,769,719

Wireless Telecommunication Services : 1.07%
Crown Castle Towers LLC 144A	3.22	5-15-2042	2,600,000	2,641,173
SBA Tower Trust 144A	3.72	4-9-2048	1,968,000	2,002,671
Sprint Capital Corporation	6.88	11-15-2028	2,000,000	2,470,000
Sprint Spectrum Company 144A	4.74	9-20-2029	3,930,000	4,165,800
Sprint Spectrum Company 144A	5.15	9-20-2029	530,000	591,151
				11,870,795

Consumer Discretionary : 2.25%
Auto Components : 0.14%
Panther BF Aggregator 2 LP 144A	6.25	5-15-2026	1,500,000	1,526,250

Automobiles : 0.50%
Ford Motor Company	9.00	4-22-2025	1,925,000	2,023,656
General Motors Company	5.95	4-1-2049	985,000	1,011,792
General Motors Company	6.80	10-1-2027	2,215,000	2,517,235
				5,552,683

Hotels, Restaurants & Leisure : 0.55%
Las Vegas Sands Corporation	3.90	8-8-2029	3,000,000	2,839,758
Marriott International Incorporated %%	4.63	6-15-2030	3,205,000	3,279,817
				6,119,575

Household Durables : 0.18%
KB Home Company	4.80	11-15-2029	2,000,000	2,018,100

Multiline Retail : 0.42%
Kohl’s Corporation	9.50	5-15-2025	765,000	812,888
Macy’s Retail Holdings Incorporated	3.45	1-15-2021	3,940,000	3,821,800
				4,634,688

Specialty Retail : 0.28%
Asbury Automotive Group Incorporated 144A	4.50	3-1-2028	45,000	42,638
Asbury Automotive Group Incorporated 144A	4.75	3-1-2030	1,662,000	1,595,520

3

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Core Plus Bond Fund

	Interest rate	Maturity date	Principal	Value
Specialty Retail (continued)
Lowe’s Companies Incorporated	5.13%	4-15-2050	$1,105,000	$1,487,489
				3,125,647

Textiles, Apparel & Luxury Goods : 0.18%
Levi Strauss & Company	5.00	5-1-2025	2,000,000	2,040,000

Consumer Staples : 1.17%
Beverages : 0.30%
Anheuser-Busch InBev Worldwide Incorporated	4.60	4-15-2048	1,810,000	2,012,339
Keurig Dr Pepper Incorporated	3.80	5-1-2050	1,250,000	1,360,716
				3,373,055

Food & Staples Retailing : 0.35%
Kroger Company	5.40	1-15-2049	1,500,000	2,010,585
Walgreens Boots Alliance	4.10	4-15-2050	1,925,000	1,852,681
				3,863,266

Food Products : 0.26%
Albertsons Company LLC	6.63	6-15-2024	1,500,000	1,551,000
Kraft Heinz Foods Company 144A	4.88	10-1-2049	1,430,000	1,404,413
				2,955,413

Tobacco : 0.26%
Altria Group Incorporated	5.95	2-14-2049	590,000	754,510
BAT Capital Corporation	3.56	8-15-2027	1,510,000	1,586,553
Reynolds American Incorporated	7.00	8-4-2041	450,000	538,334
				2,879,397

Energy : 4.35%
Energy Equipment & Services : 0.24%
Diamond Offshore Drilling Incorporated †	7.88	8-15-2025	1,250,000	139,063
Hilcorp Energy Company 144A	6.25	11-1-2028	1,900,000	1,624,500
USA Compression Partners LP	6.88	4-1-2026	1,000,000	962,500
				2,726,063

Oil, Gas & Consumable Fuels : 4.11%
Antero Midstream Partners LP 144A	5.75	1-15-2028	2,300,000	1,798,140
Apache Corporation	5.35	7-1-2049	2,250,000	1,763,505
Archrock Partners LP 144A	6.88	4-1-2027	1,300,000	1,241,500
Baker Hughes Holdings LLC	4.49	5-1-2030	785,000	880,191
Boardwalk Pipelines LP	4.80	5-3-2029	1,620,000	1,581,556
Buckeye Partners LP	4.13	12-1-2027	1,300,000	1,254,500
Cheniere Energy Partners LP 144A	4.50	10-1-2029	2,445,000	2,389,988
Crestwood Midstream Partners LP 144A	5.63	5-1-2027	2,300,000	2,001,000
Denbury Resources Incorporated 144A	9.25	3-31-2022	1,250,000	500,000
Energy Transfer Operating Partners LP	5.25	4-15-2029	455,000	487,389
Energy Transfer Operating Partners LP	6.13	12-15-2045	1,330,000	1,388,568
EnLink Midstream Partners LP	4.15	6-1-2025	1,000,000	805,000
EnLink Midstream Partners LP	5.45	6-1-2047	1,100,000	676,720
Enterprise Products Operating LLC	2.80	1-31-2030	2,960,000	3,066,460
Enviva Partners LP 144A	6.50	1-15-2026	2,030,000	2,146,725
EQT Corporation	1.75	5-1-2026	1,750,000	1,914,159
EQT Corporation	3.90	10-1-2027	4,955,000	4,348,013
Exxon Mobil Corporation	4.33	3-19-2050	2,485,000	3,091,499
Gulfport Energy Corporation	6.38	5-15-2025	1,250,000	625,000
Marathon Petroleum Corporation	4.50	4-1-2048	3,295,000	3,130,037
Murphy Oil Corporation	5.88	12-1-2027	2,050,000	1,906,500
Nabors Industries Incorporated	4.63	9-15-2021	198,000	135,630
Oasis Petroleum Incorporated 144A	6.25	5-1-2026	1,250,000	206,250

4

Wells Fargo Core Plus Bond Fund	Portfolio of Investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corporation	4.10%	2-1-2021	$1,000,000	$980,000
Oneok Incorporated	7.15	1-15-2051	2,070,000	2,449,255
QEP Resources Incorporated	5.38	10-1-2022	650,000	370,305
Rockies Express Pipeline LLC 144A	4.95	7-15-2029	1,975,000	1,831,418
Southern Star Central Corporation 144A	5.13	7-15-2022	1,189,000	1,189,357
Southwestern Energy Company	7.75	10-1-2027	1,250,000	1,165,625
Western Midstream Operating LP	5.25	2-1-2050	225,000	182,183
Whiting Petroleum Corporation	1.25	4-1-2020	2,000,000	255,000
				45,761,473

Financials : 8.50%
Banks : 2.41%
Bank of America Corporation (3 Month LIBOR +0.64%) ±	2.02	2-13-2026	5,000,000	5,097,233
Bank of America Corporation (3 Month LIBOR +0.94%) ±	3.86	7-23-2024	1,310,000	1,418,238
Bank of America Corporation	3.95	4-21-2025	1,170,000	1,278,340
Bank of America Corporation (3 Month LIBOR +3.90%) ±	6.10	12-29-2049	2,590,000	2,725,975
Citigroup Incorporated (U.S. SOFR +1.15%) ±	2.67	1-29-2031	5,250,000	5,323,763
Citigroup Incorporated (3 Month LIBOR +4.52%) ±	6.25	12-29-2049	1,030,000	1,096,950
JPMorgan Chase & Company	2.97	1-15-2023	2,550,000	2,632,452
JPMorgan Chase & Company (3 Month LIBOR +3.25%) ±	5.15	12-29-2049	3,625,000	3,480,000
PNC Financial Services (3 Month LIBOR +3.30%) ±	5.00	12-29-2049	565,000	565,000
Santander Holdings USA Incorporated	3.24	10-5-2026	1,125,000	1,132,919
Truist Financial Corporation (5 Year Treasury Constant Maturity +4.61%) ±%%(s)	4.95	9-1-2025	2,015,000	2,032,631
				26,783,501

Capital Markets : 2.28%
Bank of NY Mellon Corporation (5 Year Treasury Constant Maturity +4.36%) ±(s)	4.70	9-20-2025	3,100,000	3,189,125
Blackstone Holdings Finance Company LLC 144A	2.50	1-10-2030	5,500,000	5,617,847
Blackstone Holdings Finance Company LLC 144A	5.00	6-15-2044	1,015,000	1,204,297
Charles Schwab Corporation (5 Year Treasury Constant Maturity +4.97%) ±(s)	5.38	6-1-2025	3,905,000	4,100,250
Goldman Sachs Group Incorporated (3 Month LIBOR+0.82%)±	2.88	10-31-2022	1,910,000	1,951,492
Morgan Stanley	3.70	10-23-2024	3,235,000	3,549,676
Morgan Stanley (U.S. SOFR +4.84%) ±	5.60	3-24-2051	3,995,000	5,792,841
				25,405,528

Consumer Finance : 1.47%
ERAC USA Finance LLC 144A	4.50	2-15-2045	1,695,000	1,631,623
Ford Motor Credit Company LLC	3.20	1-15-2021	2,890,000	2,842,315
General Motors Financial Company Incorporated	5.65	1-17-2029	730,000	799,497
Hyundai Capital America 144A	2.65	2-10-2025	5,810,000	5,476,115
KKR Group Finance Company LLC 144A	5.13	6-1-2044	1,960,000	2,188,694
Springleaf Finance Corporation	7.13	3-15-2026	1,500,000	1,477,500
Synchrony Financial	2.85	7-25-2022	2,000,000	1,962,993
				16,378,737

Diversified Financial Services : 0.36%
Ladder Capital Securities LLC 144A	5.25	10-1-2025	2,125,000	1,806,250
WEA Finance LLC 144A	2.88	1-15-2027	2,390,000	2,222,644
				4,028,894

Insurance : 1.94%
Athene Global Funding 144A	2.95	11-12-2026	3,550,000	3,538,611
Axis Specialty Finance LLC (5 Year Treasury Constant Maturity +3.19%) ±	4.90	1-15-2040	5,105,000	4,645,550
Brighthouse Financial Incorporated	4.70	6-22-2047	1,955,000	1,722,017
Guardian Life Insurance Company 144A	3.70	1-22-2070	1,500,000	1,431,160
Guardian Life Insurance Company 144A	4.85	1-24-2077	1,045,000	1,254,146

5

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Core Plus Bond Fund

	Interest rate	Maturity date	Principal	Value
Insurance (continued)
Lincoln National Corporation	4.38%	6-15-2050	$1,000,000	$1,071,548
National Life Global Insurance Company (3 Month LIBOR +3.31%) 144A±	5.25	7-19-2068	1,668,000	1,677,848
New York Life Insurance Company 144A	3.75	5-15-2050	1,670,000	1,875,251
PartnerRe Finance II Incorporated (3 Month LIBOR +2.33%) ±	2.68	12-1-2066	1,345,000	935,380
Transatlantic Holdings Incorporated	8.00	11-30-2039	2,329,000	3,424,157
				21,575,668

Thrifts & Mortgage Finance : 0.04%
Ladder Capital Finance LP 144A	4.25	2-1-2027	525,000	438,375

Health Care : 1.65%
Biotechnology : 0.18%
AbbVie Incorporated 144A	2.95	11-21-2026	1,825,000	1,956,728

Health Care Providers & Services : 1.47%
CommonSpirit Health	2.95	11-1-2022	1,250,000	1,293,234
CommonSpirit Health	3.82	10-1-2049	1,810,000	1,870,730
CVS Health Corporation	4.25	4-1-2050	1,310,000	1,535,847
Dignity Health	3.81	11-1-2024	2,000,000	2,066,619
HCA Incorporated	3.50	9-1-2030	2,000,000	1,969,654
Highmark Incorporated 144A	6.13	5-15-2041	710,000	928,086
Magellan Health Incorporated	4.90	9-22-2024	2,710,000	2,764,200
WellPoint Incorporated	3.13	5-15-2022	3,804,000	3,983,155
				16,411,525

Industrials : 3.15%
Aerospace & Defense : 0.42%
The Boeing Company	5.81	5-1-2050	2,490,000	2,818,480
TransDigm Incorporated 144A	5.50	11-15-2027	2,000,000	1,815,000
				4,633,480

Airlines : 0.48%
Delta Air Lines Incorporated	2.00	12-10-2029	3,725,000	3,422,844
Delta Airlines Pass-Through Certificates Series 2015-B	4.25	1-30-2025	2,169,243	1,898,497
				5,321,341

Building Products : 0.17%
Builders Firstsource Incorporated 144A	5.00	3-1-2030	2,000,000	1,875,000

Commercial Services & Supplies : 0.29%
Covanta Holding Corporation	6.00	1-1-2027	900,000	886,500
KAR Auction Services Incorporated 144A	5.13	6-1-2025	2,500,000	2,361,975
				3,248,475

Industrial Conglomerates : 0.42%
Carlisle Companies Incorporated	2.75	3-1-2030	2,750,000	2,691,763
General Electric Company	4.35	5-1-2050	2,070,000	2,011,012
				4,702,775

Machinery : 0.38%
Idex Corporation	3.00	5-1-2030	4,135,000	4,245,511

Professional Services : 0.20%
Equifax Incorporated	3.10	5-15-2030	2,090,000	2,175,063

Trading Companies & Distributors : 0.24%
Fortress Transportation & Infrastructure Investors LLC 144A	6.50	10-1-2025	1,500,000	1,256,250

6

Wells Fargo Core Plus Bond Fund	Portfolio of Investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Trading Companies & Distributors (continued)
United Rentals North America Incorporated	4.00%	7-15-2030	$1,500,000	$1,461,555
				2,717,805

Transportation Infrastructure : 0.55%
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2027	1,050,000	737,745
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2026	5,630,000	4,612,409
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2028	1,150,000	806,596
				6,156,750

Information Technology : 1.29%
Communications Equipment : 0.17%
CommScope Technologies Finance LLC 144A	5.00	3-15-2027	2,000,000	1,830,000

Electronic Equipment, Instruments & Components : 0.33%
Arrow Electronics Incorporated	3.88	1-12-2028	1,000,000	1,021,270
Corning Incorporated	3.90	11-15-2049	2,500,000	2,639,505
				3,660,775

IT Services : 0.23%
Paypal Holdings Incorporated	2.30	6-1-2030	2,490,000	2,570,129

Software : 0.11%
Citrix Systems Incorporated	3.30	3-1-2030	1,225,000	1,261,070

Technology Hardware, Storage & Peripherals : 0.45%
Dell International LLC / EMC Corporation 144A	6.20	7-15-2030	3,125,000	3,558,222
Diamond 1 Finance Corporation 144A	8.35	7-15-2046	1,175,000	1,489,389
				5,047,611

Materials : 1.23%
Containers & Packaging : 0.74%
Ardagh Packagiing Finance plc 144A	5.25	8-15-2027	2,000,000	1,970,000
Berry Global Incorporated	5.13	7-15-2023	2,000,000	2,020,000
Flex Acquisition Company Incorporated 144A	6.88	1-15-2025	1,000,000	1,008,770
WRKCo Incorporated	3.90	6-1-2028	3,000,000	3,223,758
				8,222,528

Metals & Mining : 0.49%
Freeport-McMoRan Incorporated	4.13	3-1-2028	2,000,000	1,945,000
Freeport-McMoRan Incorporated	4.25	3-1-2030	1,500,000	1,455,000
Novelis Corporation 144A	5.88	9-30-2026	2,000,000	2,048,380
				5,448,380

Real Estate : 1.47%
Equity REITs : 1.47%
Federal Realty Investment Trust	3.63	8-1-2046	915,000	839,342
Omega Healthcare Investors Incorporated	4.50	1-15-2025	2,130,000	2,151,002
Omega Healthcare Investors Incorporated	5.25	1-15-2026	1,700,000	1,719,312
Realty Income Corporation	3.25	1-15-2031	1,750,000	1,788,598
Sabra Health Care LP / Sabra Capital Corporation	4.80	6-1-2024	2,000,000	1,949,370
Tanger Properties LP	3.75	12-1-2024	1,600,000	1,461,567
The Geo Group Incorporated	5.13	4-1-2023	2,000,000	1,755,000

7

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Core Plus Bond Fund

	Interest rate	Maturity date			Principal	Value
Equity REITs (continued)
Welltower Incorporated	4.25%	4-1-2026	$		4,465,000	$4,724,147
						16,388,338

Utilities : 0.87%
Electric Utilities : 0.34%
Basin Electric Power Cooperative 144A	4.75	4-26-2047			1,315,000	1,530,821
Edison International	4.95	4-15-2025			1,000,000	1,089,682
Oglethorpe Power Corporation	5.05	10-1-2048			1,060,000	1,226,118
						3,846,621

Independent Power & Renewable Electricity Producers : 0.34%
AES Corporation 144A	3.95	7-15-2030			1,660,000	1,666,557
TerraForm Power Operating LLC 144A	4.75	1-15-2030			2,000,000	2,075,000
						3,741,557

Multi-Utilities : 0.19%
Ameren Corporation	3.50	1-15-2031			1,915,000	2,127,634

Total Corporate Bonds and Notes (Cost $319,074,461)						328,718,483

					Shares
Exchange-Traded Funds : 5.77%
SPDR Bloomberg Barclays High Yield Bond ETF					212,071	21,629,121
VanEck Vectors JPMorgan Emerging Markets Local Currency Bond ETF					182,200	5,617,226
Xtrackers USD High Yield Corporate Bond ETF					786,000	37,004,880
Total Exchange-Traded Funds (Cost $61,886,596)						64,251,227

					Principal
Foreign Corporate Bonds and Notes : 3.00%
Communication Services : 0.45%
Media : 0.45%
Tele Columbus AG 144A	3.88	5-2-2025		EUR	2,320,000	2,356,415
Ziggo Bond Company BV 144A	3.38	2-28-2030		EUR	2,500,000	2,629,432
						4,985,847

Consumer Discretionary : 0.24%
Auto Components : 0.07%
HP Pelzer Holding GmbH 144A	4.13	4-1-2024		EUR	1,430,000	746,859

Automobiles : 0.17%
Peugeot SA Company	2.00	3-20-2025		EUR	1,800,000	1,967,020

Consumer Staples : 0.69%
Food & Staples Retailing : 0.13%
Tasty Bondco 1 SA 144A	6.25	5-15-2026		EUR	1,600,000	1,410,847

Food Products : 0.40%
Danone SA (5 Year EUR Swap +1.43%) ±(s)	1.75	3-27-2023		EUR	2,600,000	2,874,073
Sigma Holdings Company BV 144A	5.75	5-15-2026		EUR	1,500,000	1,631,774
						4,505,847

Household Products : 0.16%
Energizer Gamma Acquisition BV 144A	4.63	7-15-2026		EUR	1,600,000	1,793,841

8

Wells Fargo Core Plus Bond Fund	Portfolio of Investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date			Principal	Value
Energy : 0.62%
Oil, Gas & Consumable Fuels : 0.62%
Eni SpA	1.13%	9-19-2028		EUR	3,200,000	$3,557,205
Petroleos Mexicanos	3.75	2-21-2024		EUR	1,000,000	1,029,092
Total SA (5 Year EUR Swap +3.78%) ±	3.88	12-29-2049		EUR	2,000,000	2,314,455
						6,900,752

Financials : 0.48%
Banks : 0.30%
Bankia SA (5 Year EUR Swap +5.82%) ±(s)	6.00	7-18-2022		EUR	1,200,000	1,190,942
Caixa Geral de Depositos SA (5 Year EUR Swap +10.93%) ±(s)	10.75	3-30-2022		EUR	1,800,000	2,147,780
						3,338,722

Diversified Financial Services : 0.18%
LKQ European Holdings BV Company 144A	3.63	4-1-2026		EUR	1,800,000	2,018,072

Industrials : 0.22%
Commercial Services & Supplies : 0.10%
Paprec Holding SA 144A	4.00	3-31-2025		EUR	1,200,000	1,146,504

Road & Rail : 0.12%
Europcar Groupe SA 144A	4.13	11-15-2024		EUR	1,800,000	1,273,783

Real Estate : 0.30%
Real Estate Management & Development : 0.30%
Akelius Residential Property AB (EUR ICE Swap +3.49%) ±	3.88	10-5-2078		EUR	2,500,000	2,758,614
ATF Netherlands BV	1.50	7-15-2024		EUR	500,000	546,518
						3,305,132

Total Foreign Corporate Bonds and Notes (Cost $37,146,279)						33,393,226

Foreign Government Bonds : 0.34%
Brazil	10.00	1-1-2025		BRL	8,600,000	1,939,666
Nota do Tesouro Nacional	10.00	1-1-2029		BRL	8,000,000	1,839,269
Total Foreign Government Bonds (Cost $5,017,108)						3,778,935

Loans : 0.20%
Communication Services : 0.10%
Media : 0.10%
Ancestry.com Incorporated (1 Month LIBOR +3.75%) ±‡	4.75	10-19-2023	$		1,206,487	1,158,228

Health Care : 0.10%
Health Care Providers & Services : 0.10%
Surgery Center Holdings Incorporated (1 Month LIBOR +3.25%) ±	4.25	9-3-2024			1,218,750	1,112,487

Total Loans (Cost $2,428,005)						2,270,715

Municipal Obligations : 1.52%
California : 0.33%
Airport Revenue : 0.19%
San Jose CA Series B (AGM Insured)	6.60	3-1-2041			2,000,000	2,058,480

9

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Core Plus Bond Fund

	Interest rate	Maturity date	Principal	Value
Transportation Revenue : 0.14%
Alameda CA Corridor Transportation Authority CAB Refunding Bond Subordinated Series B (Ambac Insured) ¤	0.00%	10-1-2028	$2,115,000	$1,592,595

				3,651,075

Illinois : 0.65%
GO Revenue : 0.36%
Cook County IL Series B (BAM Insured)	6.36	11-15-2033	1,745,000	2,403,703
Will County IL Lincoln-Way Community High School District #210 Unrefunded CAB (AGM Insured) ¤	0.00	1-1-2025	1,820,000	1,634,360
				4,038,063

Tax Revenue : 0.29%
Chicago IL Transit Authority Taxable Pension Funding Series A	6.90	12-1-2040	1,075,000	1,444,101
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series 2010-B1 (AGM Insured) ¤	0.00	6-15-2026	1,975,000	1,659,731
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series 2012-B ¤	0.00	12-15-2051	765,000	140,316
				3,244,148

				7,282,211

Kansas : 0.05%
Health Revenue : 0.05%
Kansas Development Finance Authority Village Shalom Project Series 2018-B	4.00	11-15-2025	650,000	596,239

Maryland : 0.09%
Education Revenue : 0.09%
Maryland Health & HEFAR Green Street Academy Series B 144A	6.75	7-1-2023	975,000	968,828

Michigan : 0.12%
Miscellaneous Revenue : 0.12%
Michigan Finance Authority Local Government Loan Program Project Series E	7.19	11-1-2022	1,235,000	1,327,464

Pennsylvania : 0.28%
Health Revenue : 0.08%
Quakertown PA General Authority USDA Loan Anticipation Notes Series 2017-B	3.80	7-1-2021	900,000	895,617

Miscellaneous Revenue : 0.20%
Commonwealth of Pennsylvania Financing Authority Series A	4.14	6-1-2038	1,995,000	2,201,383

				3,097,000

Total Municipal Obligations (Cost $15,174,814)				16,922,817

Non-Agency Mortgage-Backed Securities : 19.54%
Agate Bay Mortgage Loan Trust Series 2015-3 Class B3 144A±±	3.63	4-25-2045 2,041,646		2,018,164
ALM Loan Funding Series 2015-16A Class AAR2 (3 Month LIBOR +0.90%) 144A±	2.12	7-15-2027 1,597,850		1,590,810
American Money Management Corporation Series 2015-16A Class AR (3 Month LIBOR +1.26%) 144A±	2.57	4-14-2029 3,000,000		2,977,563
American Money Management Corporation Series 2016-19A Class AR (3 Month LIBOR +1.14%) 144A±	2.36	10-16-2028 2,750,000		2,716,937
Angel Oak Mortgage Trust I LLC Series 2017-2 Class A2 144A±±	2.63	7-25-2047 1,742,674		1,739,856

10

Wells Fargo Core Plus Bond Fund	Portfolio of Investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Angel Oak Mortgage Trust I LLC Series 2019-3 Class A1 144A±±	2.93%	5-25-2059	$949,795	$954,665
Angel Oak Mortgage Trust I LLC Series 2019-4 Class A1 144A±±	2.99	7-26-2049	7,878,457	7,968,710
Banc of America Funding Corporation Series 2016-R1 Class A1 144A±±	2.50	3-25-2040	460,317	460,256
Benefit Street Partners CLO Limited Series 2014-IVA Class A1RR (3 Month LIBOR +1.25%) 144A±	2.39	1-20-2029	1,000,000	993,977
Benefit Street Partners CLO Limited Series 2016-10A Class A1R (3 Month LIBOR +1.14%) 144A±	2.36	1-15-2029	3,500,000	3,462,995
BlueMountain CLO Limited Series 2012-2A Class AR2 (3 Month LIBOR +1.05%) 144A±	1.43	11-20-2028	935,000	924,633
BlueMountain CLO Limited Series 2013-1A Class A1R2 (3 Month LIBOR +1.23%) 144A±	2.37	1-20-2029	1,917,001	1,900,915
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1 144A	2.72	11-25-2059	3,557,264	3,581,002
BX Trust Series 2019-OC11 Class A 144A	3.20	12-9-2041	4,975,000	4,990,108
Cascade Funding Mortgage Trust Series 2018- RM2 Class A 144A±±	4.00	10-25-2068	505,439	519,307
CD Commercial Mortgage Trust Series 2017-6 Class A5	3.46	11-13-2050	1,035,000	1,132,452
CIFC Funding Limited Series 2012-2RA Class A1 (3 Month LIBOR +0.80%) 144A±	1.94	1-20-2028	2,500,716	2,481,508
Citigroup Commercial Mortgage Trust 2017-MDRA Class A 144A	3.66	7-10-2030	2,000,000	2,022,295
CNH Equipment Trust Series 2019-A Class A2	2.96	5-16-2022	1,843,314	1,853,055
Colt Funding LLC Series 2018-3 Class A1 144A±±	3.69	10-26-2048	1,877,958	1,902,162
Colt Funding LLC Series 2019-1 Class A1 144A±±	3.71	3-25-2049	1,323,933	1,330,716
Commercial Mortgage Trust Series 2014-CR15 Class A2	2.93	2-10-2047	295,009	295,758
Credit Suisse Mortgage Trust Series 2013 Class B4 144A±±	3.41	4-25-2043	3,964,082	3,882,281
Credit Suisse Mortgage Trust Series 2018 Class A1 144A±±	4.13	7-25-2058	1,560,207	1,576,725
Crown Point Limited Series 2015-3A Class A1AR (3 Month LIBOR +0.91%) 144A±	2.13	12-31-2027	1,438,092	1,431,590
Crown Point Limited Series 2018-6A Class A1 (3 Month LIBOR +1.17%) 144A±	2.31	10-20-2028	3,463,486	3,411,967
CSMLT Trust Series 2015-1 Class B4 144A±±	3.86	5-25-2045	4,657,417	4,635,930
DBWF Mortgage Trust 2018-GLKS 144a (1 Month LIBOR +1.03%) 144A±	1.20	12-19-2030	582,684	544,011
Deephaven Residential Mortgage Series 2019-2A Class A1 144A±±	3.56	4-25-2059	1,643,888	1,640,619
Deephaven Residential Mortgage Series 2019-4A Class A1 144A±±	2.79	10-25-2059	2,487,341	2,489,237
DLL Securitization Trust Series 2019-MT3 Class A1 144A	2.06	10-20-2020	1,297,747	1,298,864
Dryden Senior Loan Fund Series 2013-28A Class A2LR (3 Month LIBOR +1.65%) 144A±	2.04	8-15-2030	4,000,000	3,895,348
Financial Asset Securitization Incorporated Series 1997-NAM2 Class B2 †	8.00	7-25-2027	16,973	898
FWD Securitization Trust Series 2019-INV1 Class A3 144A±±	3.11	6-25-2049	3,585,517	3,475,337
GCAT Series 2019-NQM1 Class A1 144A	2.99	2-25-2059	3,054,724	3,124,351
GCAT Series 2019-NQM2 Class A1 144A	2.86	9-25-2059	4,095,447	4,186,755
GCAT Series 2019-RPl1 Class A1 144A±±	2.65	10-25-2068	4,526,363	4,544,728
Gilbert Park CLO Series 2017-1A Class B (3 Month LIBOR +1.60%) 144A±	2.82	10-15-2030	3,000,000	2,913,945
Goldman Sachs Mortgage Securities Trust Series 2019-GSA1 Class C ±±	3.81	11-10-2052	500,000	378,081
Goldman Sachs Mortgage Securities Trust Series 2019-PJ1 Class A6 144A±±	4.00	8-25-2049	404,579	408,342
Goldman Sachs Mortgage Securities Trust Series 2019-PJ2 Class A4 144A±±	4.00	11-25-2049	2,548,998	2,608,194
Homeward Opportunities Fund I Trust Series 2019-1 Class A1 144A±±	3.45	1-25-2059	1,696,941	1,712,205
Hospitality Mortgage Trust Series 2019 Class A (1 Month LIBOR +1.00%) 144A±	1.18	11-15-2036	2,434,191	2,252,751
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C8 Class ASB	2.38	10-15-2045	1,934,276	1,954,275
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-MFP Class A (1 Month LIBOR +0.96%) 144A±	1.14	7-15-2036	5,000,000	4,730,596
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-B4 144A±±	3.39	7-25-2043	3,616,907	3,152,532

11

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Core Plus Bond Fund

	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
JPMorgan Mortgage Trust Series 2014-2 Class B4 144A±±	3.39%	6-25-2029	$1,215,000	$1,140,115
JPMorgan Mortgage Trust Series 2020-1 Class A15 144A±±	3.50	6-25-2050	5,143,523	5,026,100
Lendmark Funding Trust Series 2018-1A Class A 144A	3.81	12-21-2026	2,685,000	2,575,655
Lendmark Funding Trust Series 2018-2A Class A 144A	4.23	4-20-2027	600,000	579,983
LoanCore Limited Series 2018-CRE1 Class A (1 Month LIBOR +1.13%) 144A±	1.31	5-15-2028	3,000,000	2,896,875
Mach One Trust Commercial Mortgage Backed Series 2004-1 Class X 144A±±(c)	0.78	5-28-2040	56,108	0
Mello Warehouse Securitization Series 2019-1 Class A (1 Month LIBOR +0.80%) 144A±	0.97	6-25-2052	3,115,000	3,090,226
Metlife Securitization Trust 2019-1A Class A1A 144A±±	3.75	4-25-2058	2,285,647	2,395,992
Mill City Mortgage Trust Series 2019 Class M2 144A±±	3.25	7-25-2059	4,592,000	4,210,371
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class B ±±	3.31	9-15-2049	610,000	572,644
Morgan Stanley Capital I Series 2004-RR2 Class X 144A±±(c)	0.35	10-28-2033	2,933	10
New Residential Mortgage Loan Trust Series 2018-NQM1 Class A1 144A±±	3.99	11-25-2048	1,879,115	1,925,933
New Residential Mortgage Loan Trust Series 2019-RPL3 Class M1 144A±±	3.25	7-25-2059	5,000,000	4,775,159
Octagon Investment Partners Series 2017-1A Class B1 (3 Month LIBOR +1.70%) 144A±	2.84	7-20-2030	1,000,000	971,109
Ondeck Asset Securitization Trust LLC Series 2018-1A Class A 144A	3.50	4-18-2022	4,074,156	4,076,198
Onslow Bay Financial LLC Series 2020 Class A21 144A±±	3.50	12-25-2049	3,828,942	3,882,324
OZLM Funding Limited Series 2014-8A Class A2RR (3 Month LIBOR +1.80%) 144A±	2.93	10-17-2029	5,400,000	5,221,287
Palmer Square Loan Funding Limited Series 2019-2A Class A1 (3 Month LIBOR +0.97%) 144A±	2.11	4-20-2027	2,365,390	2,343,383
Residential Mortgage Loan Trust Series 2020-1 Class M1 144A±±	3.24	2-25-2024	5,000,000	4,477,405
Shellpoint Company Originator Trust Series 2016-1 Class B2 144A±±	3.62	11-25-2046	6,036,734	6,003,641
Sound Point CLO Limited Series 2013-2RA Class A1 (3 Month LIBOR +0.95%) 144A±	2.17	4-15-2029	2,825,000	2,729,117
Starwood Mortgage Residential Trust Series 2019-1 Class A1 144A±±	2.94	6-25-2049	2,458,628	2,478,898
Starwood Mortgage Residential Trust Series 2019-INV1 Class A1 144A±±	2.61	9-27-2049	3,036,769	3,000,808
TCW CLO 2017-1 Limited Series 2017-1A Class BR (3 Month LIBOR +1.55%) 144A±	2.39	7-29-2029	5,545,000	5,422,173
TCW CLO 2019-1 AMR Limited Series 2019-1A Class A (3 Month LIBOR +1.07%) 144A±	1.46	2-15-2029	4,210,000	4,168,763
Towd Point Mortgage Trust Series 2015-1 Class A3 144A±±	3.25	10-25-2053	5,000,000	5,097,783
Towd Point Mortgage Trust Series 2015-4 Class A2 144A±±	3.75	4-25-2055	2,675,000	2,763,371
Towd Point Mortgage Trust Series 2017-4 Class A1 144A±±	2.75	6-25-2057	2,231,941	2,277,606
Towd Point Mortgage Trust Series 2019- MH1 Class A1 144A±±	3.00	11-25-2058	1,830,195	1,873,057
Towd Point Mortgage Trust Series 2019-4 Class M1 144A±±	3.50	10-25-2059	4,000,000	3,597,256
Towd Point Mortgage Trust Series 2019-SJ3 Class A1 144A±±	3.00	11-25-2059	4,164,633	4,191,140
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47	11-15-2050	1,140,000	1,245,962
UBS Commercial Mortgage Trust Series 2018-NYCH Class A (1 Month LIBOR +0.85%) 144A±	1.03	2-15-2032	2,930,000	2,677,280
Venture Limited Series 2018 Class 35A 144A	4.40	10-22-2031	2,000,000	2,016,870
Verus Securitization Trust Series 2019-1 Class A1 144A±±	3.40	12-25-2059	1,839,813	1,866,436
Verus Securitization Trust Series 2019-2 Class A1 144A±±	3.21	5-25-2059	3,389,305	3,412,219
Voya CLO Limited Series 2015-2A Class AR (3 Month LIBOR +0.97%) 144A±	2.01	7-23-2027	2,900,000	2,856,306
West CLO Limited Series 2014-2A Class A1 (3 Month LIBOR +0.87%) 144A±	2.05	1-16-2027	999,082	990,249
Whitehorse Limited Series 2014-1A Class AR (3 Month LIBOR +0.90%) 144A±	1.59	5-1-2026	675,797	672,575
Total Non-Agency Mortgage-Backed Securities (Cost $221,418,976)				217,569,685

U.S. Treasury Securities : 6.16%
TIPS	0.13	1-15-2030	11,949,303	12,682,011
TIPS	1.38	2-15-2044	3,112,328	4,174,893

12

Wells Fargo Core Plus Bond Fund	Portfolio of Investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Bond ¤	0.00%	11-15-2027	$1,795,000	$1,712,879
U.S. Treasury Bond	1.25	5-15-2050	21,095,000	20,218,239
U.S. Treasury Bond	2.00	2-15-2050	6,885,000	7,870,685
U.S. Treasury Bond	4.25	11-15-2040	4,560,000	7,115,559
U.S. Treasury Note	0.38	4-30-2025	3,180,000	3,190,807
U.S. Treasury Note	0.63	5-15-2030	11,680,000	11,647,150
Total U.S. Treasury Securities (Cost $65,880,390)				68,612,223

Yankee Corporate Bonds and Notes : 8.44%
Communication Services : 0.58%
Diversified Telecommunication Services : 0.16%
Telefonica Emisiones SAU	5.21	3-8-2047	1,485,000	1,801,322

Interactive Media & Services : 0.30%
Tencent Holdings Limited 144A	3.98	4-11-2029	3,000,000	3,362,617

Wireless Telecommunication Services : 0.12%
Vodafone Group plc	4.25	9-17-2050	1,170,000	1,343,331

Consumer Staples : 0.52%
Beverages : 0.15%
Fomento Economico SA	3.50	1-16-2050	1,580,000	1,597,338

Tobacco : 0.37%
Imperial Brands Finance plc 144A	3.50	7-26-2026	4,055,000	4,153,309

Energy : 0.30%
Energy Equipment & Services : 0.01%
Valaris plc	5.75	10-1-2044	1,500,000	120,000

Oil, Gas & Consumable Fuels : 0.29%
Baytex Energy Corporation 144A	5.63	6-1-2024	2,000,000	1,020,000
Comision Federal de Electricidad 144A	4.75	2-23-2027	1,140,000	1,191,300
EnCana Corporation	6.50	2-1-2038	836,000	638,320
Transocean Incorporated	7.50	4-15-2031	1,250,000	377,313
				3,226,933

Financials : 5.93%
Banks : 3.61%
ABN AMRO Bank NV 144A	4.75	7-28-2025	1,800,000	1,945,933
Banco Bradesco 144A	2.85	1-27-2023	3,205,000	3,132,888
Banco de Bogota SA 144A	4.38	8-3-2027	1,110,000	1,080,874
Banco del Estado de Chile 144A	2.70	1-9-2025	4,165,000	4,206,650
Banco do Brasil SA 144A	4.63	1-15-2025	1,615,000	1,652,953
Banco Internacional del Peru 144A	3.25	10-4-2026	1,600,000	1,588,016
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity +4.97%) 144A±(s)	6.75	9-27-2024	1,565,000	1,479,708
Banco Safra SA 144A	4.13	2-8-2023	1,695,000	1,701,373
Banco Santander Mexico (5 Year Treasury Constant Maturity +3.00%) 144A±	5.95	10-1-2028	1,700,000	1,678,750
Banco Santander SA	4.25	4-11-2027	1,600,000	1,730,977
Banistmo SA 144A	3.65	9-19-2022	1,160,000	1,154,212
Bank of New Zealand 144A	2.00	2-21-2025	4,000,000	4,098,710
Banque Ouest Africaine de Developpement 144A	5.00	7-27-2027	2,520,000	2,507,400
BPCE SA 144A	5.15	7-21-2024	1,725,000	1,886,100
Danske Bank 144A	5.38	1-12-2024	1,705,000	1,862,735
Deutsche Bank AG (5 Year USD Swap +2.55%) ±	4.88	12-1-2032	1,750,000	1,605,048
Itau Unibanco Holding SA 144A	3.25	1-24-2025	3,510,000	3,395,925
Perrigo Finance plc	4.90	12-15-2044	1,500,000	1,492,851

13

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Core Plus Bond Fund

	Interest rate	Maturity date	Principal	Value
Banks (continued)
Perrigo Finance Unlimited Company	4.38%	3-15-2026	$1,365,000	$1,477,841
Sumitomo Mitsui Financial Group Incorporated	2.44	10-19-2021	500,000	512,604
				40,191,548

Capital Markets : 0.14%
Credit Suisse Group Funding Limited (3 Month LIBOR +1.20%) 144A±	3.00	12-14-2023	1,485,000	1,531,623

Diversified Financial Services : 1.21%
AerCap Ireland Limited	2.88	8-14-2024	3,655,000	3,083,958
Banco Nacional de Comercio Exterior SNC 144A	4.38	10-14-2025	2,350,000	2,382,313
Brookfield Finance Incorporated	3.90	1-25-2028	2,475,000	2,595,930
Corporacion Financiera de Desarrollo SA (3 Month LIBOR +5.61%) 144A±	5.25	7-15-2029	1,185,000	1,241,892
UBS Group Funding Switzerland AG 144A	3.49	5-23-2023	1,165,000	1,214,683
UBS Group Funding Switzerland AG (5 Year USD Swap +4.87%) ±	7.00	12-29-2049	1,650,000	1,798,424
WPP Finance Limited 2010	3.75	9-19-2024	1,054,000	1,122,400
				13,439,600

Insurance : 0.74%
Fairfax Financials Holdings Limited	4.85	4-17-2028	2,780,000	2,795,949
Sompo International Holdings Limited	7.00	7-15-2034	1,330,000	1,883,708
Swiss Re Finance (Luxembourg) SA (5 Year Treasury Constant Maturity +3.58%) 144A±	5.00	4-2-2049	1,600,000	1,761,728
Validus Holdings Limited	8.88	1-26-2040	1,210,000	1,838,929
				8,280,314

Thrifts & Mortgage Finance : 0.23%
Nationwide Building Society (5 Year USD Swap +1.85%) 144A±	4.13	10-18-2032	2,500,000	2,575,822

Health Care : 0.43%
Pharmaceuticals : 0.43%
Bausch Health Companies Incorporated 144A	5.00	1-30-2028	2,000,000	1,932,460
Perrigo Finance Unlimited Company	3.50	3-15-2021	1,305,000	1,306,573
Teva Pharmaceutical Finance BV	2.20	7-21-2021	800,000	784,360
Teva Pharmaceutical Finance BV	2.80	7-21-2023	800,000	756,000
				4,779,393

Industrials : 0.04%
Transportation Infrastructure : 0.04%
Mexico City Airport Trust 144A	5.50	7-31-2047	570,000	487,920

Utilities : 0.64%
Electric Utilities : 0.64%
Enel Finance International SA 144A	4.63	9-14-2025	3,635,000	4,125,573
Western Power Distributions Holdings Limited 144A	7.38	12-15-2028	2,265,000	2,997,579
				7,123,152

Total Yankee Corporate Bonds and Notes (Cost $93,264,903)				94,014,222

Yankee Government Bonds : 1.63%
Abu Dhabi 144A	3.88	4-16-2050	2,600,000	2,960,750
Bermuda 144A	3.72	1-25-2027	995,000	1,042,263
Bermuda 144A	4.14	1-3-2023	1,210,000	1,258,400
Mexico	4.75	4-27-2032	3,615,000	3,913,238
Provincia de Cordoba 144A	7.13	6-10-2021	1,750,000	787,518
Provincia de Santa Fe 144A	7.00	3-23-2023	2,000,000	1,100,000

14

Wells Fargo Core Plus Bond Fund	Portfolio of Investments — May 31, 2020 (unaudited)

		Interest rate	Maturity date	Principal	Value
Yankee Government Bonds (continued)
Republic of Argentina		6.88%	4-22-2021	$1,280,000	$520,320
Republic of Argentina		6.88	1-11-2048	1,000,000	360,010
Republic of Argentina		7.50	4-22-2026	1,350,000	516,389
Republic of Kenya 144A		8.25	2-28-2048	750,000	700,800
Republic of Paraguay 144A		5.40	3-30-2050	1,000,000	1,103,510
Republic of Senegal 144A		6.25	5-23-2033	750,000	705,000
Saudi Arabia 144A		4.50	4-22-2060	1,870,000	2,065,714
Ukraine 144A		7.38	9-25-2032	1,200,000	1,143,216
Total Yankee Government Bonds (Cost $20,955,202)					18,177,128

		Yield		Shares
Short-Term Investments : 3.46%
Investment Companies : 3.46%
Wells Fargo Government Money Market Fund Select Class (l)(u)##		0.12		38,495,806	38,495,806

Total Short-Term Investments (Cost $38,495,806)					38,495,806

Total investments in securities (Cost $1,094,487,358)	99.60%				1,109,068,183
Other assets and liabilities, net	0.40				4,426,890

Total net assets	100.00%				$1,113,495,073

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

(c)

Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

%%	The security is purchased on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
(s)	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
‡	Security is valued using significant unobservable inputs.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:

AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
BAM	Build America Mutual Assurance Company
BRL	Brazilian real
CAB	Capital appreciation bond
EUR	Euro
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest & Principal of Securities
TIPS	Treasury Inflation-Protected Securities
TVA	Tennessee Valley Authority

15

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	52	9-21-2020	$7,228,088	$7,231,250	$3,162	$0
U.S. Ultra Bond	105	9-21-2020	22,809,542	22,893,281	83,739	0
U.S. Long Term Bond	111	9-21-2020	19,695,757	19,799,625	103,868	0
10-Year Canadian Treasury Bonds	395	9-21-2020	43,991,614	44,077,278	85,664	0
5-Year U.S. Treasury Notes	474	9-30-2020	59,452,880	59,546,250	93,370	0
2-Year U.S. Treasury Notes	638	9-30-2020	140,854,474	140,898,312	43,838	0
Short
Euro-Schatz Futures	(67)	6-8-2020	(8,359,092)	(8,333,909)	25,183	0
Euro-BOBL Futures	(135)	6-8-2020	(20,395,301)	(20,253,147)	142,154	0
Euro-Bund Futures	(184)	6-8-2020	(35,940,313)	(35,224,830)	715,483	0
10-Year Ultra Futures	(283)	9-21-2020	(44,302,256)	(44,523,859)	0	(221,603)

					$1,296,461	$(221,603)

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
7,570,000 EUR	8,211,558 USD	Citibank	6-30-2020	$196,323	$0
8,850,000 EUR	9,609,330 USD	Citibank	6-30-2020	220,226	0
2,181,538 USD	2,000,000 EUR	Citibank	6-30-2020	0	(39,830)
4,964,758 USD	87,000,000 ZAR	Citibank	6-30-2020	22,544	0
44,553,428 USD	41,029,034 EUR	Citibank	6-30-2020	0	(1,016,875)
87,000,000 ZAR	4,964,620 USD	Citibank	6-30-2020	0	(22,406)

				$439,093	$(1,079,111)

Centrally Cleared Credit Default Swaps

Reference index	Fixed rate received	Payment frequency	Maturity date	Notional amount		Value	Premiums paid	Unrealized gains	Unrealized losses
Sell protection
Markit iTraxx Europe Index	1.00%	Quarterly	12-20-2024	EUR	4,000,000	$163,184	$(47,466)	$210,650	$0

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC*	5,226,857	112,433,363	(117,660,220)	0	$0
Wells Fargo Government Money Market Fund Select Class	86,371,118	485,021,291	(532,896,603)	38,495,806	38,495,806

					$38,495,806	3.46%

*	No longer held at end of period

Wells Fargo Core Plus Bond Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and foreign exchange rates and is subject to interest rate risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Swap contracts

Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund and a counterparty in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of Investments. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) on centrally cleared swaps. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).

Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).

The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.

By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$155,966,482	$0	$155,966,482
Asset-backed securities	0	66,897,234	0	66,897,234
Corporate bonds and notes	0	328,718,483	0	328,718,483
Exchange-traded funds	64,251,227	0	0	64,251,227
Foreign corporate bonds and notes	0	33,393,226	0	33,393,226
Foreign government bonds	0	3,778,935	0	3,778,935
Loans	0	1,112,487	1,158,228	2,270,715
Municipal obligations	0	16,922,817	0	16,922,817
Non-agency mortgage-backed securities	0	217,569,685	0	217,569,685
U.S. Treasury securities	68,612,223	0	0	68,612,223
Yankee corporate bonds and notes	0	94,014,222	0	94,014,222
Yankee government bonds	0	18,177,128	0	18,177,128
Short-term investments
Investment companies	38,495,806	0	0	38,495,806

	171,359,256	936,550,699	1,158,228	1,109,068,183
Futures contracts	1,296,461	0	0	1,296,461
Forward foreign currency contracts	0	439,093	0	439,093
Credit default swap contracts	0	210,650	0	210,650

Total assets	$172,655,717	$937,200,442	$1,158,228	$1,111,014,387

Liabilities
Futures contracts	$221,603	$0	$0	$221,603
Forward foreign currency contracts	0	1,079,111	0	1,079,111

Total liabilities	$221,603	$1,079,111	$0	$1,300,714

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of May 31, 2020, the Fund had segregated $4,374,589 as cash collateral for these open futures contracts and centrally cleared swaps.

For the nine months ended May 31, 2020, the Fund had no material transfers into/out of Level 3.

Wells Fargo Dynamic Target Today Fund	Portfolio of investments — May 31, 2020 (unaudited)

		Value
Investment Companies : 99.17%
Affiliated Master Portfolios : 99.17%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$2,052,831
Wells Fargo Emerging Markets Bond Portfolio		174,286
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		206,892
Wells Fargo Factor Enhanced International Equity Portfolio		690,253
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		1,325,520
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		316,139
Wells Fargo High Yield Corporate Bond Portfolio		173,907
Wells Fargo Investment Grade Corporate Bond Portfolio		1,072,175
Wells Fargo Strategic Retirement Bond Portfolio		694,594
Wells Fargo U.S. REIT Portfolio		226,701
Total Investment Companies (Cost $6,647,412)		6,933,298

Total investments in securities (Cost $6,647,412)	99.17%	6,933,298
Other assets and liabilities, net	0.83	58,076

Total net assets	100.00%	$6,991,374

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	1	6-19-2020	$150,465	$152,100	$1,635	$0
Short
British Pound Futures	(4)	6-15-2020	(304,375)	(308,150)	0	(3,775)

					$1,635	$(3,775)

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.32%	0.37%	$2,052,831
Wells Fargo Emerging Markets Bond Portfolio	0.42	0.48	174,286
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	0.09	0.10	206,892
Wells Fargo Factor Enhanced International Equity Portfolio	0.11	0.13	690,253
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	0.13	0.15	1,325,520
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	0.13	0.15	316,139
Wells Fargo High Yield Corporate Bond Portfolio	0.32	0.10	173,907
Wells Fargo Investment Grade Corporate Bond Portfolio	0.42	0.49	1,072,175
Wells Fargo Strategic Retirement Bond Portfolio	0.94	1.08	694,594
Wells Fargo U.S. REIT Portfolio	0.84	0.96	226,701

			$6,933,298	99.17%

Wells Fargo Dynamic Target Today Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and foreign exchange rates and is subject to equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments measured at net asset value*				$6,933,298
Futures contracts	$1,635	$0	$0	1,635

Total assets	$1,635	$0	$0	$6,934,933

Liabilities
Futures contracts	$3,775	$0	$0	$3,775

Total liabilities	$3,775	$0	$0	$3,775

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in the affiliated Master Portfolios are valued at $6,933,298 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of May 31, 2020, the Fund had segregated $139,750 as cash collateral for these open futures.

For the three months ended May 31, 2020, the Fund did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses
Wells Fargo Factor Enhanced International Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses
Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses
Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

Wells Fargo Dynamic Target 2015 Fund	Portfolio of investments — May 31, 2020 (unaudited)

		Value
Investment Companies : 98.65%
Affiliated Master Portfolios : 98.65%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$1,406,678
Wells Fargo Emerging Markets Bond Portfolio		119,435
Wells Fargo Factor Enhanced Emerging Markets Portfolio		204,341
Wells Fargo Factor Enhanced International Portfolio		682,007
Wells Fargo Factor Enhanced Large Cap Portfolio		1,308,863
Wells Fargo Factor Enhanced Small Cap Portfolio		311,977
Wells Fargo High Yield Corporate Bond Portfolio		119,174
Wells Fargo Investment Grade Corporate Bond Portfolio		734,743
Wells Fargo Strategic Retirement Bond Portfolio		476,049
Wells Fargo U.S. REIT Portfolio		224,084
Total Investment Companies (Cost $5,305,486)		5,587,351

Total investments in securities (Cost $5,305,486)	98.65%	5,587,351
Other assets and liabilities, net	1.35	76,382

Total net assets	100.00%	$5,663,733

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized loss
Long
MSCI EAFE Index	1	6/19/2020	$79,783	$86,280	$6,497	$0
MSCI Emerging Markets Index	1	6/19/2020	44,512	46,645	2,133	0
Russell 2000 E-Mini Index	1	6/19/2020	60,136	69,640	9,504	0
S&P 500 E-Mini Index	2	6/19/2020	259,458	304,200	44,742	0
Short
British Pound Futures	(3)	6/15/2020	(228,622)	(231,112)	0	(2,490)
MSCI EAFE Index	(1)	6/19/2020	(70,205)	(86,280)	0	(16,075)
MSCI Emerging Markets Index	(1)	6/19/2020	(44,532)	(46,645)	0	(2,113)
Russell 2000 E-Mini Index	(2)	6/19/2020	(124,481)	(139,280)	0	(14,799)
S&P 500 E-Mini Index	(1)	6/19/2020	(122,782)	(152,100)	0	(29,318)

					$62,876	$(64,795)

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.23%	0.25%	$1,406,678
Wells Fargo Emerging Markets Bond Portfolio	0.29	0.33	119,435
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.09	0.10	204,341
Wells Fargo Factor Enhanced International Portfolio	0.11	0.13	682,007
Wells Fargo Factor Enhanced Large Cap Portfolio	0.13	0.14	1,308,863
Wells Fargo Factor Enhanced Small Cap Portfolio	0.13	0.15	311,977
Wells Fargo High Yield Bond Portfolio	0.23	0.07	119,174
Wells Fargo Investment Grade Corporate Bond Portfolio	0.30	0.34	734,743
Wells Fargo Strategic Retirement Bond Portfolio	0.67	0.74	476,049
Wells Fargo U.S. REIT Portfolio	0.85	0.95	224,084

			$5,587,351	98.65%

Wells Fargo Dynamic Target 2015 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and foreign exchange rates and is subject to equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments measured at net asset value*				$5,587,351
Futures contracts	$62,876	$0	$0	62,876

Total assets	$62,876	$0	$0	$5,650,227

Liabilities
Futures contracts	$64,795	$0	$0	$64,795

Total liabilities	$64,795	$0	$0	$64,795

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in the affiliated Master Portfolios are valued at $5,587,351 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of May 31, 2020, the Fund had segregated $157,053 as cash collateral for these open futures contracts.

For the three months ended May 31, 2020, the Funds did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses
Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses
Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

Wells Fargo Dynamic Target 2020 Fund	Portfolio of investments — May 31, 2020 (unaudited)

		Value
Investment Companies : 97.05%
Affiliated Master Portfolios : 97.05%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$1,389,111
Wells Fargo Emerging Markets Bond Portfolio		117,774
Wells Fargo Factor Enhanced Emerging Markets Portfolio		279,027
Wells Fargo Factor Enhanced International Portfolio		931,943
Wells Fargo Factor Enhanced Large Cap Portfolio		1,767,418
Wells Fargo Factor Enhanced Small Cap Portfolio		417,319
Wells Fargo High Yield Corporate Bond Portfolio		117,518
Wells Fargo Investment Grade Corporate Bond Portfolio		725,574
Wells Fargo Strategic Retirement Bond Portfolio		431,664
Wells Fargo U.S. REIT Portfolio		270,726

Total Investment Companies (Cost $6,172,734)		6,448,074

Total investments in securities (Cost $6,172,734)	97.05%	6,448,074
Other assets and liabilities, net	2.95	196,273

Total net assets	100.00%	$6,644,347

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI EAFE Index	1	6-19-2020	$79,783	$86,280	$6,497	$0
MSCI Emerging Markets Index	1	6-19-2020	43,682	46,645	2,963	0
Russell 2000 E-Mini Index	1	6-19-2020	60,136	69,640	9,504	0
S&P 500 E-Mini Index	2	6-19-2020	247,497	304,200	56,703	0
Short
British Pound Futures	(3)	6-15-2020	(228,622)	(231,112)	0	(2,490)
MSCI EAFE Index	(2)	6-19-2020	(164,848)	(172,560)	0	(7,712)
MSCI Emerging Markets Index	(1)	6-19-2020	(40,867)	(46,645)	0	(5,778)
Russell 2000 E-Mini Index	(2)	6-19-2020	(122,219)	(139,280)	0	(17,061)
S&P 500 E-Mini Index	(2)	6-19-2020	(289,958)	(304,200)	0	(14,242)

					$75,667	$(47,283)

Investments in Affiliates

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.23%	0.25%	$1,389,111
Wells Fargo Emerging Markets Bond Portfolio	0.30	0.33	117,774
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.13	0.14	279,027
Wells Fargo Factor Enhanced International Portfolio	0.16	0.17	931,943
Wells Fargo Factor Enhanced Large Cap Portfolio	0.18	0.19	1,767,418
Wells Fargo Factor Enhanced Small Cap Portfolio	0.19	0.20	417,319
Wells Fargo High Yield Corporate Bond Portfolio	0.23	0.07	117,518
Wells Fargo Investment Grade Corporate Bond Portfolio	0.30	0.33	725,574
Wells Fargo Strategic Retirement Bond Portfolio	0.63	0.67	431,664
Wells Fargo U.S. REIT Portfolio	1.09	1.15	270,726

			$6,448,074	97.05%

Wells Fargo Dynamic Target 2020 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and foreign exchange rates and is subject to equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments measured at net asset value*				$6,448,074
Futures contracts	$75,667	$0	$0	75,667

Total assets	$75,667	$0	$0	$6,523,741

Liabilities
Futures contracts	$47,283	$0	$0	$47,283

Total liabilities	$47,283	$0	$0	$47,283

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in the affiliated Master Portfolios are valued at $6,448,074 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of May 31, 2020, the Fund had segregated $210,722 as cash collateral for these open futures contracts.

For the three months ended May 31, 2020, the Funds did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses
Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses
Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

Wells Fargo Dynamic Target 2025 Fund	Portfolio of investments — May 31, 2020 (unaudited)

		Value
Investment Companies : 98.29%
Affiliated Master Portfolios : 98.29%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$1,730,917
Wells Fargo Emerging Markets Bond Portfolio		145,522
Wells Fargo Factor Enhanced Emerging Markets Portfolio		525,988
Wells Fargo Factor Enhanced International Portfolio		1,752,422
Wells Fargo Factor Enhanced Large Cap Portfolio		3,184,806
Wells Fargo Factor Enhanced Small Cap Portfolio		766,418
Wells Fargo High Yield Corporate Bond Portfolio		145,201
Wells Fargo Investment Grade Corporate Bond Portfolio		904,103
Wells Fargo Strategic Retirement Bond Portfolio		285,451
Wells Fargo U.S. REIT Portfolio		270,938
Total Investment Companies (Cost $9,388,808)		9,711,766

Total investments in securities (Cost $9,388,808)	98.29%	9,711,766
Other assets and liabilities, net	1.71	168,944

Total net assets	100.00%	$9,880,710

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI EAFE Index	2	6-19-2020	$159,566	$172,560	$12,994	$0
MSCI Emerging Markets Index	1	6-19-2020	43,682	46,645	2,963	0
Russell 2000 E-Mini Index	2	6-19-2020	120,272	139,280	19,008	0
S&P 500 E-Mini Index	4	6-19-2020	515,835	608,400	92,565	0
Short
British Pound Futures	(5)	6-15-2020	(380,809)	(385,187)	0	(4,378)
MSCI EAFE Index	(3)	6-19-2020	(239,632)	(258,840)	0	(19,208)
MSCI Emerging Markets Index	(2)	6-19-2020	(89,971)	(93,290)	0	(3,319)
Russell 2000 E-Mini Index	(3)	6-19-2020	(186,157)	(208,920)	0	(22,763)
S&P 500 E-Mini Index	(3)	6-19-2020	(423,240)	(456,300)	0	(33,060)

					$127,530	$(82,728)

Investments in Affiliates

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.28%	0.31%	$1,730,917
Wells Fargo Emerging Markets Bond Portfolio	0.36	0.40	145,522
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.24	0.26	525,988
Wells Fargo Factor Enhanced International Portfolio	0.29	0.32	1,752,422
Wells Fargo Factor Enhanced Large Cap Portfolio	0.32	0.35	3,184,806
Wells Fargo Factor Enhanced Small Cap Portfolio	0.34	0.37	766,418
Wells Fargo High Yield Corporate Bond Portfolio	0.28	0.09	145,201
Wells Fargo Investment Grade Corporate Bond Portfolio	0.37	0.41	904,103
Wells Fargo Strategic Retirement Bond Portfolio	0.41	0.44	285,451
Wells Fargo U.S. REIT Portfolio	1.04	1.15	270,938

			$9,711,766	98.29%

Wells Fargo Dynamic Target 2025 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and foreign exchange rates and is subject to equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments measured at net asset value*				$9,711,766
Futures contracts	$127,530	$0	$0	127,530

Total assets	$127,530	$0	$0	$9,839,296

Liabilities
Futures contracts	$82,728	$0	$0	$82,728

Total liabilities	$82,728	$0	$0	$82,728

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in the affiliated Master Portfolios are valued at $9,711,766 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of May 31, 2020, the Fund had segregated $261,051 as cash collateral for these open futures contracts.

For the three months ended May 31, 2020, the Funds did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses
Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses
Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

Wells Fargo Dynamic Target 2030 Fund	Portfolio of investments — May 31, 2020 (unaudited)

		Value
Investment Companies : 98.29%
Affiliated Master Portfolios : 98.29%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$1,151,068
Wells Fargo Emerging Markets Bond Portfolio		96,144
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		539,043
Wells Fargo Factor Enhanced International Equity Portfolio		1,803,491
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		3,137,462
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		752,485
Wells Fargo High Yield Corporate Bond Portfolio		95,931
Wells Fargo Investment Grade Corporate Bond Portfolio		600,669
Wells Fargo Strategic Retirement Bond Portfolio		56,161
Wells Fargo U.S. REIT Portfolio		80,049
Total Investment Companies (Cost $7,821,224)		8,312,503

Total investments in securities (Cost $7,821,224)	98.29%	8,312,503
Other assets and liabilities, net	1.71	144,722

Total net assets	100.00%	$8,457,225

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI EAFE Index	2	6-19-2020	$159,566	$172,560	$12,994	$0
MSCI Emerging Markets Index	1	6-19-2020	43,682	46,645	2,963	0
Russell 2000 E-Mini Index	2	6-19-2020	120,272	139,280	19,008	0
S&P 500 E-Mini Index	4	6-19-2020	506,955	608,400	101,445	0
Short
British Pound Futures	(4)	6-15-2020	(304,374)	(308,150)	0	(3,776)
MSCI EAFE Index	(3)	6-19-2020	(230,271)	(258,840)	0	(28,569)
MSCI Emerging Markets Index	(2)	6-19-2020	(89,003)	(93,290)	0	(4,287)
Russell 2000 E-Mini Index	(3)	6-19-2020	(177,626)	(208,920)	0	(31,294)
S&P 500 E-Mini Index	(3)	6-19-2020	(387,518)	(456,300)	0	(68,782)

					$136,410	$(136,708)

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.18%	0.21%	$1,151,068
Wells Fargo Emerging Markets Bond Portfolio	0.23	0.27	96,144
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	0.24	0.27	539,043
Wells Fargo Factor Enhanced International Equity Portfolio	0.29	0.33	1,803,491
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	0.31	0.34	3,137,462
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	0.32	0.36	752,485
Wells Fargo High Yield Corporate Bond Portfolio	0.18	0.06	95,931
Wells Fargo Investment Grade Corporate Bond Portfolio	0.24	0.28	600,669
Wells Fargo Strategic Retirement Bond Portfolio	0.08	0.09	56,161
Wells Fargo U.S. REIT Portfolio	0.30	0.34	80,049

			$8,312,503	98.29%

Wells Fargo Dynamic Target 2030 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company, to gain exposure to various asset assets consistent with its strategic target asset allocation. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and foreign exchange rates and is subject to equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments measured at net asset value*				$8,312,503

Futures contracts	$136,410	$0	$0	136,410

Total assets	$136,410	$0	$0	$8,448,913

Liabilities
Futures contracts	$136,708	$0	$0	$136,708

Total liabilities	$136,708	$0	$0	$136,708

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Master Portfolios are valued at $8,312,503 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of May 31, 2020, the Fund had segregated $272,047 as cash collateral for these open futures contracts.

For the three months ended May 31, 2020, the Fund did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses
Wells Fargo Factor Enhanced International Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses
Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses
Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

Wells Fargo Dynamic Target 2035 Fund	Portfolio of investments — May 31, 2020 (unaudited)

		Value
Investment Companies : 98.03%
Affiliated Master Portfolios : 98.03%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$886,880
Wells Fargo Emerging Markets Bond Portfolio		74,627
Wells Fargo Factor Enhanced Emerging Markets Portfolio		563,947
Wells Fargo Factor Enhanced International Portfolio		1,896,319
Wells Fargo Factor Enhanced Large Cap Portfolio		3,160,276
Wells Fargo Factor Enhanced Small Cap Portfolio		756,801
Wells Fargo High Yield Corporate Bond Portfolio		74,462
Wells Fargo Investment Grade Corporate Bond Portfolio		463,105
Total Investment Companies (Cost $7,639,998)		7,876,417

Total investments in securities (Cost $7,639,998)	98.03%	7,876,417
Other assets and liabilities, net	1.97	158,109

Total net assets	100.00%	$8,034,526

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI EAFE Index	2	6-19-2020	$159,566	$172,560	$12,994	$0
MSCI Emerging Markets Index	1	6-19-2020	43,682	46,645	2,963	0
Russell 2000 E-Mini Index	2	6-19-2020	120,272	139,280	19,008	0
S&P 500 E-Mini Index	4	6-19-2020	506,955	608,400	101,445	0
Short
British Pound Futures	(4)	6-15-2020	(304,375)	(308,150)	0	(3,775)
MSCI EAFE Index	(3)	6-19-2020	(218,926)	(258,840)	0	(39,914)
MSCI Emerging Markets Index	(2)	6-19-2020	(89,003)	(93,290)	0	(4,287)
Russell 2000 E-Mini Index	(3)	6-19-2020	(177,626)	(208,920)	0	(31,294)
S&P 500 E-Mini Index	(3)	6-19-2020	(387,518)	(456,300)	0	(68,782)

					$136,410	$(148,052)

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.15%	0.16%	$886,880
Wells Fargo Emerging Markets Bond Portfolio	0.19	0.21	74,627
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.26	0.28	563,947
Wells Fargo Factor Enhanced International Portfolio	0.32	0.35	1,896,319
Wells Fargo Factor Enhanced Large Cap Portfolio	0.32	0.35	3,160,276
Wells Fargo Factor Enhanced Small Cap Portfolio	0.33	0.36	756,801
Wells Fargo High Yield Corporate Bond Portfolio	0.14	0.04	74,462
Wells Fargo Investment Grade Corporate Bond Portfolio	0.19	0.21	463,105

			$7,876,417	98.03%

Wells Fargo Dynamic Target 2035 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company, to gain exposure to various asset assets consistent with its strategic target asset allocation. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and foreign exchange rates and is subject to equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments measured at net asset value*				$7,876,417
Futures contracts	$136,410	$0	$0	136,410

Total assets	$136,410	$0	$0	$8,012,827

Liabilities
Futures contracts	$148,052	$0	$0	$148,052

Total liabilities	$148,052	$0	$0	$148,052

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in the affiliated Master Portfolio are valued at $7,876,417 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of May 31, 2020, the Fund had segregated $286,383 as cash collateral for these open futures contracts.

For the three months ended May 31, 2020, the Fund did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Dynamic Target 2040 Fund	Portfolio of investments — May 31, 2020 (unaudited)

		Value
Investment Companies : 97.47%
Affiliated Master Portfolios : 97.47%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$601,644
Wells Fargo Emerging Markets Bond Portfolio		50,627
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		567,249
Wells Fargo Factor Enhanced International Equity Portfolio		1,893,012
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		3,045,084
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		727,023
Wells Fargo High Yield Corporate Bond Portfolio		50,514
Wells Fargo Investment Grade Corporate Bond Portfolio		314,159
Total Investment Companies (Cost $6,962,216)		7,249,312

Total investments in securities (Cost $6,962,216)	97.47%	7,249,312
Other assets and liabilities, net	2.53	187,913

Total net assets	100.00%	$7,437,225

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI EAFE Index	2	6-19-2020	$159,566	$172,560	$12,994	$0
MSCI Emerging Markets Index	1	6-19-2020	43,682	46,645	2,963	0
Russell 2000 E-Mini Index	2	6-19-2020	120,272	139,280	19,008	0
S&P 500 E-Mini Index	3	6-19-2020	384,166	456,300	72,134	0
Short
British Pound Futures	(4)	6-15-2020	(304,375)	(308,150)	0	(3,775)
MSCI EAFE Index	(3)	6-19-2020	(239,930)	(258,840)	0	(18,910)
MSCI Emerging Markets Index	(2)	6-19-2020	(89,141)	(93,290)	0	(4,149)
Russell 2000 E-Mini Index	(3)	6-19-2020	(184,918)	(208,920)	0	(24,002)
S&P 500 E-Mini Index	(3)	6-19-2020	(418,052)	(456,300)	0	(38,248)

					$107,099	$(89,084)

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.07%	0.11%	$601,644
Wells Fargo Emerging Markets Bond Portfolio	0.08	0.14	50,627
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	0.16	0.28	567,249
Wells Fargo Factor Enhanced International Equity Portfolio	0.20	0.35	1,893,012
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	0.20	0.33	3,045,084
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	0.21	0.35	727,023
Wells Fargo High Yield Corporate Bond Portfolio	0.04	0.03	50,514
Wells Fargo Investment Grade Corporate Bond Portfolio	0.08	0.14	314,159

			$7,249,312	97.47%

Wells Fargo Dynamic Target 2040 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company, to gain exposure to various asset assets consistent with its strategic target asset allocation. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and foreign exchange rates and is subject to equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments measured at net asset value*				$7,249,312
Futures contracts	$107,099	$0	$0	107,099

Total assets	$107,099	$0	$0	$107,099

Liabilities
Futures contracts	$89,084	$0	$0	$89,084

Total liabilities	$89,084	$0	$0	$89,084

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $7,249,312 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of May 31, 2020, the Fund had segregated $266,547 as cash collateral for these open futures contracts.

For the three months ended May 31, 2020, the Fund did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses
Wells Fargo Factor Enhanced International Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Dynamic Target 2045 Fund	Portfolio of investments — May 31, 2020 (unaudited)

		Value
Investment Companies : 97.44%
Affiliated Master Portfolios : 97.44%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$322,891
Wells Fargo Emerging Markets Bond Portfolio		27,170
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		506,647
Wells Fargo Factor Enhanced International Equity Portfolio		1,694,571
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		2,667,092
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		637,056
Wells Fargo High Yield Corporate Bond Portfolio		27,110
Wells Fargo Investment Grade Corporate Bond Portfolio		168,604
Total Investment Companies (Cost $5,884,422)		6,051,141

Total investments in securities (Cost $5,884,422)	97.44%	6,051,141
Other assets and liabilities, net	2.56	158,866

Total net assets	100.00%	$6,210,007

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI EAFE Index	2	6-19-2020	$160,405	$172,560	$12,155	$0
MSCI Emerging Markets Index	1	6-19-2020	43,682	46,645	2,963	0
Russell 2000 E-Mini Index	2	6-19-2020	120,272	139,280	19,008	0
S&P 500 E-Mini Index	2	6-19-2020	259,458	304,200	44,742	0
Short
British Pound Futures	(3)	6-15-2020	(228,622)	(231,113)	0	(2,491)
MSCI EAFE Index	(3)	6-19-2020	(229,360)	(258,840)	0	(29,480)
MSCI Emerging Markets Index	(2)	6-19-2020	(89,604)	(93,290)	0	(3,686)
Russell 2000 E-Mini Index	(3)	6-19-2020	(169,971)	(208,920)	0	(38,949)
S&P 500 E-Mini Index	(2)	6-19-2020	(273,756)	(304,200)	0	(30,444)

					$78,868	$(105,050)

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.05%	0.05%	$322,891
Wells Fargo Emerging Markets Bond Portfolio	0.07	0.08	27,170
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	0.24	0.25	506,647
Wells Fargo Factor Enhanced International Equity Portfolio	0.29	0.31	1,694,571
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	0.28	0.29	2,667,092
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	0.29	0.31	637,056
Wells Fargo High Yield Corporate Bond Portfolio	0.05	0.16	27,110
Wells Fargo Investment Grade Corporate Bond Portfolio	0.07	0.08	168,604

			$6,051,141	97.44%

Wells Fargo Dynamic Target 2045 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company, to gain exposure to various asset assets consistent with its strategic target asset allocation. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and foreign exchange rates and is subject to equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments measured at net asset value*				$6,051,141
Futures contracts	$78,868	$0	$0	78,868

Total assets	$78,868	$0	$0	$6,130,009

Liabilities
Futures contracts	$105,050	$0	$0	$105,050

Total liabilities	$105,050	$0	$0	$105,050

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $6,051,141 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of May 31, 2020, the Fund had segregated $271,885 as cash collateral for these open futures contracts.

For the three months ended May 31, 2020, the Fund did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Equity Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses
Wells Fargo Factor Enhanced International Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Dynamic Target 2050 Fund	Portfolio of investments — May 31, 2020 (unaudited)

		Value
Investment Companies : 96.78%
Affiliated Master Portfolios : 96.78%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$157,949
Wells Fargo Emerging Markets Bond Portfolio		13,291
Wells Fargo Factor Enhanced Emerging Markets Portfolio		469,753
Wells Fargo Factor Enhanced International Portfolio		1,574,011
Wells Fargo Factor Enhanced Large Cap Portfolio		2,436,291
Wells Fargo Factor Enhanced Small Cap Portfolio		581,201
Wells Fargo High Yield Corporate Bond Portfolio		13,262
Wells Fargo Investment Grade Corporate Bond Portfolio		82,477
Total Investment Companies (Cost $5,116,565)		5,328,235

Total investments in securities (Cost $5,116,565)	96.78%	5,328,235
Other assets and liabilities, net	3.22	177,014

Total net assets	100.00%	$5,505,249

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI EAFE Index	1	6-19-2020	$79,783	$86,280	$6,497	$0
MSCI Emerging Markets Index	1	6-19-2020	43,682	46,645	2,963	0
Russell 2000 E-Mini Index	2	6-19-2020	120,272	139,280	19,008	0
S&P 500 E-Mini Index	2	6-19-2020	259,458	304,200	44,742	0
Short
British Pound Futures	(3)	6-15-2020	(228,622)	(231,113)	0	(2,491)
MSCI EAFE Index	(2)	6-19-2020	(159,732)	(172,560)	0	(12,828)
MSCI Emerging Markets Index	(2)	6-19-2020	(90,126)	(93,290)	0	(3,164)
Russell 2000 E-Mini Index	(3)	6-19-2020	(187,794)	(208,920)	0	(21,126)
S&P 500 E-Mini Index	(2)	6-19-2020	(289,958)	(304,200)	0	(14,242)

					$73,210	$(53,851)

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.03%	0.03%	$157,949
Wells Fargo Emerging Markets Bond Portfolio	0.03	0.04	13,291
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.22	0.23	469,753
Wells Fargo Factor Enhanced International Portfolio	0.27	0.29	1,574,011
Wells Fargo Factor Enhanced Large Cap Portfolio	0.25	0.27	2,436,291
Wells Fargo Factor Enhanced Small Cap Portfolio	0.27	0.28	581,201
Wells Fargo High Yield Corporate Bond Portfolio	0.03	0.01	13,262
Wells Fargo Investment Grade Corporate Bond Portfolio	0.04	0.04	82,477

			$5,328,235	96.78%

Wells Fargo Dynamic Target 2050 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and foreign exchange rates and is subject to equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investments measured at net asset value*				$5,328,235
Futures contracts	$73,210	$0	$0	73,210

Total assets	$73,210	$0	$0	$5,401,445

Liabilities
Futures contracts	$53,851	$0	$0	$53,851

Total liabilities	$53,851	$0	$0	$53,851

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in the affiliated Master Portfolios are valued at $5,328,235 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of May 31, 2020, the Fund had segregated $241,352 as cash collateral for these open futures.

For the three months ended May 31, 2020, the Fund did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Dynamic Target 2055 Fund	Portfolio of investments — May 31, 2020 (unaudited)

		Value
Investment Companies : 96.82%
Affiliated Master Portfolios : 96.82%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$167,957
Wells Fargo Emerging Markets Bond Portfolio		14,077
Wells Fargo Factor Enhanced Emerging Markets Portfolio		484,368
Wells Fargo Factor Enhanced International Portfolio		1,623,359
Wells Fargo Factor Enhanced Large Cap Portfolio		2,512,085
Wells Fargo Factor Enhanced Small Cap Portfolio		599,469
Wells Fargo High Yield Corporate Bond Portfolio		14,045
Wells Fargo Investment Grade Corporate Bond Portfolio		87,351
Total Investment Companies (Cost $5,292,675)		5,502,711

Total investments in securities (Cost $5,292,675)	96.82%	5,502,711
Other assets and liabilities, net	3.18	180,972

Total net assets	100.00%	$5,683,683

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI EAFE Index	1	6-19-2020	$79,783	$86,280	$6,497	$0
MSCI Emerging Markets Index	1	6-19-2020	43,682	46,645	2,963	0
Russell 2000 E-Mini Index	2	6-19-2020	120,272	139,280	19,008	0
S&P 500 E-Mini Index	2	6-19-2020	259,458	304,200	44,742	0
Short
British Pound Futures	(3)	6-15-2020	(228,622)	(231,113)	0	(2,491)
MSCI EAFE Index	(2)	6-19-2020	(159,732)	(172,560)	0	(12,828)
MSCI Emerging Markets Index	(2)	6-19-2020	(90,126)	(93,290)	0	(3,164)
Russell 2000 E-Mini Index	(3)	6-19-2020	(185,952)	(208,920)	0	(22,968)
S&P 500 E-Mini Index	(2)	6-19-2020	(289,958)	(304,200)	0	(14,242)

					$73,210	$(55,693)

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.03%	0.03%	$167,957
Wells Fargo Emerging Markets Bond Portfolio	0.04	0.04	14,077
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.23	0.24	484,368
Wells Fargo Factor Enhanced International Portfolio	0.28	0.30	1,623,359
Wells Fargo Factor Enhanced Large Cap Portfolio	0.26	0.28	2,512,085
Wells Fargo Factor Enhanced Small Cap Portfolio	0.27	0.29	599,469
Wells Fargo High Yield Corporate Bond Portfolio	0.03	0.01	14,045
Wells Fargo Investment Grade Corporate Bond Portfolio	0.04	0.04	87,351

			$5,502,711	96.82%

Wells Fargo Dynamic Target 2055 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company, to gain exposure to various asset assets consistent with its strategic target asset allocation. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments measured at net asset value*				$5,502,711
Futures contracts	$73,210	$0	$0	73,210

Total assets	$73,210	$0	$0	$5,575,921

Liabilities
Futures contracts	$55,693	$0	$0	$55,693

Total liabilities	$55,693	$0	$0	$55,693

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in the affiliated Master Portfolios valued at $5,502,711 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of May 31, 2020, the Fund had segregated $242,196 as cash collateral for these open futures.

For the three months ended May 31, 2020, the Fund did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Dynamic Target 2060 Fund	Portfolio of investments — May 31, 2020 (unaudited)

		Value
Investment Companies : 97.28%
Affiliated Master Portfolios : 97.28%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$150,942
Wells Fargo Emerging Markets Bond Portfolio		12,701
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		448,912
Wells Fargo Factor Enhanced International Equity Portfolio		1,503,839
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		2,326,363
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		556,935
Wells Fargo High Yield Corporate Bond Portfolio		12,673
Wells Fargo Investment Grade Corporate Bond Portfolio		78,817
Wells Fargo U.S. REIT Portfolio		5,237
Total Investment Companies (Cost $4,915,645)		5,096,419

Total investments in securities (Cost $4,915,645)	97.28%	5,096,419
Other assets and liabilities, net	2.72	142,623

Total net assets	100.00%	$5,239,042

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI EAFE Index	1	6-19-2020	$79,783	$86,280	$6,497	$0
MSCI Emerging Markets Index	1	6-19-2020	43,682	46,645	2,963	0
Russell 2000 E-Mini Index	2	6-19-2020	125,755	139,280	13,525	0
S&P 500 E-Mini Index	2	6-19-2020	259,458	304,200	44,742	0
Short
British Pound Futures	(3)	6-15-2020	(228,622)	(231,113)	0	(2,491)
MSCI EAFE Index	(2)	6-19-2020	(151,421)	(172,560)	0	(21,139)
MSCI Emerging Markets Index	(2)	6-19-2020	(89,604)	(93,290)	0	(3,686)
Russell 2000 E-Mini Index	(3)	6-19-2020	(185,123)	(208,920)	0	(23,797)
S&P 500 E-Mini Index	(2)	6-19-2020	(273,756)	(304,200)	0	(30,444)

					$67,727	$(81,557)

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.03%	0.03%	$150,942
Wells Fargo Emerging Markets Bond Portfolio	0.03	0.04	12,701
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	0.22	0.22	448,912
Wells Fargo Factor Enhanced International Equity Portfolio	0.27	0.28	1,503,839
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	0.25	0.26	2,326,363
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	0.26	0.27	556,935
Wells Fargo High Yield Corporate Bond Portfolio	0.03	0.01	12,673
Wells Fargo Investment Grade Corporate Bond Portfolio	0.03	0.04	78,817
Wells Fargo U.S. REIT Portfolio	0.02	0.02	5,237

			$5,096,419	97.28%

Wells Fargo Dynamic Target 2060 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and foreign exchange rates and is subject to equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments measured at net asset value*				$5,096,419
Futures contracts	$67,727	$0	$0	67,727

Total assets	$67,727	$0	$0	$5,164,146

Liabilities
Futures contracts	$81,557	$0	$0	$81,557

Total liabilities	$81,557	$0	$0	$81,557

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in the affiliated Master Portfolios are valued at $5,096,419 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of May 31, 2020, the Fund had segregated $248,538 as cash collateral for these open futures contracts.

For the three months ended May 31, 2020, the Fund did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses
Wells Fargo Factor Enhanced International Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses
Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

Wells Fargo Emerging Markets Bond Fund	Portfolio of investments — May 31, 2020 (unaudited)

		Value
Investment Companies : 98.98%
Affiliated Master Portfolio : 98.98%
Wells Fargo Emerging Markets Bond Portfolio		$945,647

Total Investment Companies (Cost $970,129)		945,647

Total investments in securities (Cost $970,129)	98.98%	945,647
Other assets and liabilities, net	1.02	9,710

Total net assets	100.00%	$955,357

1

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo Emerging Markets Bond Portfolio	2.40%	2.62%	$945,647	98.98%

Wells Fargo Emerging Markets Bond Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2020 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2020, the Fund’s investment in Wells Fargo Emerging Markets Bond Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At May 31, 2020, the affiliated Master Portfolio valued at $945,647 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Government Securities Fund	Portfolio of investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities : 70.95%
FDIC Series 2013-R1 Class A 144A	1.15%	3-25-2033	$168,347	$167,460
FHLB	5.63	3-14-2036	6,020,000	9,308,279
FHLMC	3.50	10-1-2049	9,915,842	10,453,614
FHLMC	4.00	5-1-2049	4,818,956	5,125,001
FHLMC	5.00	6-1-2026	944,001	994,346
FHLMC	2.62	12-25-2026	3,869,939	4,099,177
FHLMC	2.75	3-25-2027	5,208,406	5,544,693
FHLMC	2.90	4-25-2026	5,844,851	6,224,045
FHLMC	3.00	12-1-2049	5,549,838	5,840,102
FHLMC (11th District Cost of Funds +1.25%) ±	3.37	7-1-2032	290,964	294,094
FHLMC	3.50	8-1-2045	4,168,306	4,474,367
FHLMC	3.50	11-1-2045	7,553,125	8,114,296
FHLMC	3.50	12-1-2045	5,288,994	5,653,760
FHLMC	3.50	12-1-2045	1,654,819	1,777,474
FHLMC (3 Year Treasury Constant Maturity +2.21%) ±	3.79	5-1-2026	22,053	22,328
FHLMC (1 Year Treasury Constant Maturity +2.14%) ±	3.87	10-1-2026	106,422	107,269
FHLMC (12 Month LIBOR +1.72%) ±	3.97	7-1-2038	1,146,619	1,204,447
FHLMC	4.00	6-1-2044	3,608,857	3,961,390
FHLMC	4.00	9-1-2049	1,129,103	1,200,820
FHLMC (12 Month LIBOR +2.05%) ±	4.05	1-1-2038	557,282	563,296
FHLMC (12 Month LIBOR +1.91%) ±	4.16	9-1-2031	2,983	2,993
FHLMC (12 Month LIBOR +1.91%) ±	4.16	9-1-2031	40,355	40,775
FHLMC	4.50	3-1-2042	269,849	296,517
FHLMC	4.50	9-1-2044	2,862,394	3,166,063
FHLMC	4.50	9-1-2049	11,266,386	12,160,172
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.67	6-1-2032	19,104	19,155
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	4.90	7-1-2029	24,017	24,107
FHLMC	5.00	8-1-2040	804,703	915,371
FHLMC	5.50	7-1-2035	2,549,390	2,907,573
FHLMC	5.50	12-1-2038	1,600,056	1,832,159
FHLMC	6.00	10-1-2032	21,626	24,955
FHLMC (1 Year Treasury Constant Maturity +2.13%) ±	6.38	1-1-2026	44,036	43,958
FHLMC	6.50	4-1-2021	398	401
FHLMC	6.50	4-1-2022	15,105	16,813
FHLMC	6.50	9-1-2028	12,152	13,621
FHLMC	6.50	7-1-2031	2	2
FHLMC	6.75	9-15-2029	5,360,000	8,097,561
FHLMC	7.00	12-1-2023	1,443	1,544
FHLMC	7.00	12-1-2026	283	311
FHLMC	7.00	4-1-2029	1,050	1,218
FHLMC	7.00	5-1-2029	6,293	7,392
FHLMC	7.00	4-1-2032	69,551	81,820
FHLMC	7.50	11-1-2031	139,132	161,985
FHLMC	7.50	4-1-2032	138,891	164,747
FHLMC	8.00	8-1-2023	4,561	4,750
FHLMC	8.00	6-1-2024	2,467	2,677
FHLMC	8.00	6-1-2024	2,068	2,088
FHLMC	8.00	6-1-2024	3,822	3,945
FHLMC	8.00	8-1-2026	10,783	12,369
FHLMC	8.00	11-1-2026	10,156	11,665
FHLMC	8.00	11-1-2028	5,290	5,806
FHLMC	8.50	12-1-2025	6,222	6,866
FHLMC	8.50	5-1-2026	899	936
FHLMC	8.50	8-1-2026	4,045	4,081
FHLMC	8.50	8-1-2026	13,283	13,348
FHLMC	9.00	4-1-2021	22	22
FHLMC	9.00	8-1-2021	29	30
FHLMC	9.00	7-1-2022	17	17
FHLMC	9.00	9-1-2024	85	85
FHLMC	9.50	6-1-2020	1	1
FHLMC	9.50	8-1-2020	4	4
FHLMC	9.50	9-1-2020	1	1
FHLMC	9.50	9-1-2020	16	16
FHLMC	9.50	9-1-2020	1	1
FHLMC	9.50	10-1-2020	1	1
FHLMC	9.50	11-1-2020	5	6
FHLMC	9.50	5-1-2021	28	28
FHLMC	9.50	9-17-2022	5,251	5,287

1

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Government Securities Fund

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	9.50%	4-1-2025	$10,323	$10,455
FHLMC	10.00	6-1-2020	1	1
FHLMC	10.00	8-1-2020	1	1
FHLMC	10.00	10-1-2021	10	10
FHLMC	10.00	8-17-2022	65	65
FHLMC	10.00	2-17-2025	6,134	6,144
FHLMC Multifamily Structured Pass-through Series T056 Class A4	6.00	5-25-2043	3,766,141	4,494,274
FHLMC Multifamily Structured Pass-through Series K075 Class A2 ±±	3.65	2-25-2028	4,370,000	5,103,113
FHLMC Series 2015-SC01 Class 1A	3.50	5-25-2045	1,534,613	1,570,121
FHLMC Series 2882 Class TF (1 Month LIBOR +0.25%) ±	0.43	10-15-2034	48,211	48,013
FHLMC Series 3614 Class QB	4.00	12-15-2024	1,274,700	1,340,251
FHLMC Series 3906 Class EA	3.00	5-15-2026	450,914	465,097
FHLMC Series 4159 Class AF (1 Month LIBOR +1.18%) ±	1.36	12-15-2036	317,498	324,472
FHLMC Series 4218 Class DF (1 Month LIBOR +0.25%) ±	0.43	7-15-2042	525,132	521,389
FHLMC Series 4409 Class MA	3.00	1-15-2054	108,827	112,516
FHLMC Series K020 Class X1 ±±(c)	1.36	5-25-2022	41,706,027	926,149
FHLMC Series K032 Class A2 ±±	3.31	5-25-2023	2,800,000	3,002,421
FHLMC Series K039 Class A2	3.30	7-25-2024	325,000	356,319
FHLMC Series K153 Class A3 ±±	3.12	10-25-2031	160,000	181,181
FHLMC Series KF15 Class A (1 Month LIBOR +0.67%) ±	1.00	2-25-2023	195,850	195,039
FHLMC Series KJ14 Class A1	2.20	11-25-2023	1,395,306	1,447,035
FHLMC Series M036 Class A	4.16	12-15-2029	3,385,000	3,685,419
FHLMC Series T-15 Class A6 (1 Month LIBOR +0.40%) ±	0.57	11-25-2028	155,351	155,029
FHLMC Series T-23 Class A (1 Month LIBOR +0.14%) ±	0.77	5-25-2030	520,318	518,481
FHLMC Series T-35 Class A (1 Month LIBOR +0.14%) ±	0.77	9-25-2031	612,632	606,886
FHLMC Series T-42 Class A6	9.50	2-25-2042	684,949	869,740
FHLMC Series T-55 Class 2A1 ±±	3.66	3-25-2043	347,076	355,673
FHLMC Series T-57 Class 1A1	6.50	7-25-2043	883,680	1,092,939
FHLMC Series T-57 Class 2A1 ±±	3.98	7-25-2043	1,681,281	1,872,145
FHLMC Series T-62 Class 1A1 (12 Month Treasury Average +1.20%) ±	2.89	10-25-2044	855,703	861,213
FHLMC Series T-67 Class 1A1C ±±	3.59	3-25-2036	750,907	771,271
FHLMC Series T-67 Class 2A1C ±±	3.64	3-25-2036	1,180,880	1,208,150
FNMA	2.32	1-1-2026	6,313,326	6,679,032
FNMA ¤	0.00	5-15-2030	7,700,000	6,678,842
FNMA	1.50	2-12-2025	6,670,000	6,976,696
FNMA	1.97	5-1-2030	6,028,000	6,351,578
FNMA (11th District Cost of Funds +1.25%) ±	2.36	5-1-2036	876,647	864,439
FNMA %%	2.50	6-11-2050	6,645,000	6,893,149
FNMA (11th District Cost of Funds +1.51%) ±	2.51	5-1-2023	6,819	6,812
FNMA (12 Month LIBOR +1.61%) ±	2.51	5-1-2046	3,786,631	3,908,165
FNMA	2.65	2-1-2032	3,002,267	3,319,201
FNMA	2.65	2-1-2032	2,335,096	2,581,601
FNMA (11th District Cost of Funds +1.25%) ±	2.70	9-1-2027	136,217	136,923
FNMA	2.75	9-1-2031	926,983	1,033,070
FNMA	2.86	11-1-2021	2,474,401	2,535,744
FNMA	2.86	7-1-2029	1,011,549	1,126,505
FNMA	3.00	5-1-2027	968,595	1,021,746
FNMA	3.00	6-1-2034	10,551,179	11,118,812
FNMA	3.00	4-1-2045	100,252	106,379
FNMA	3.00	11-1-2045	8,222,421	8,710,036
FNMA	3.00	12-1-2045	18,555,666	19,655,778
FNMA	3.00	12-1-2046	660,558	698,042
FNMA %%	3.00	6-11-2050	13,115,000	13,795,341
FNMA	3.02	2-1-2026	6,072,566	6,619,370
FNMA ±±	3.05	1-1-2024	24,753	24,940
FNMA (11th District Cost of Funds +1.25%) ±	3.32	5-1-2036	311,101	316,204
FNMA (12 Month LIBOR +1.63%) ±	3.38	4-1-2032	58,070	58,280
FNMA	3.48	3-1-2029	914,386	1,057,452
FNMA	3.50	4-1-2034	10,528,030	11,112,964
FNMA	3.50	2-1-2043	45,066	48,926
FNMA	3.50	2-1-2045	1,459,591	1,569,667
FNMA	3.50	4-1-2045	4,313,200	4,641,999
FNMA	3.50	8-1-2045	537,165	576,890
FNMA	3.50	12-1-2045	2,051,622	2,199,202
FNMA	3.50	2-1-2046	2,020,285	2,169,467
FNMA	3.50	8-1-2049	6,938,105	7,313,524

2

Wells Fargo Government Securities Fund	Portfolio of investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA (12 Month LIBOR +1.54%) ±	3.55%	1-1-2043	$147,228	$152,790
FNMA	3.63	3-1-2029	389,053	450,650
FNMA	3.77	3-1-2029	985,001	1,149,628
FNMA	3.86	3-1-2029	834,224	978,396
FNMA (12 Month LIBOR +1.73%) ±	3.98	9-1-2036	321,690	338,049
FNMA	4.00	4-1-2046	11,392,771	12,359,344
FNMA	4.00	3-1-2047	1,475,400	1,616,096
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.03	11-1-2031	112,206	112,910
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	4.03	12-1-2034	239,427	240,342
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	4.11	12-1-2040	22,955	23,145
FNMA (12 Month LIBOR +1.78%) ±	4.23	8-1-2036	518,438	544,817
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.28	9-1-2031	27,247	27,428
FNMA (1 Year Treasury Constant Maturity +2.42%) ±	4.38	10-1-2027	97,435	97,809
FNMA	4.50	1-1-2026	51,120	53,880
FNMA	4.50	10-1-2046	294,353	320,350
FNMA	4.50	9-1-2049	3,814,091	4,118,306
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	4.56	7-1-2026	65,398	65,744
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	4.64	9-1-2031	104,208	104,480
FNMA (1 Year Treasury Constant Maturity +2.30%) ±	4.67	6-1-2034	271,512	272,300
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.72	6-1-2032	82,118	82,371
FNMA	5.00	4-1-2023	81,832	86,159
FNMA	5.00	6-1-2023	202,912	213,624
FNMA	5.00	3-1-2034	364,874	418,464
FNMA	5.00	8-1-2040	4,699,993	5,399,074
FNMA	5.00	10-1-2040	566,190	650,411
FNMA	5.00	1-1-2042	420,352	482,006
FNMA	5.00	11-1-2048	1,264,176	1,381,006
FNMA	5.00	12-1-2048	1,166,145	1,273,707
FNMA (6 Month LIBOR +2.86%) ±	5.23	4-1-2033	11,045	11,132
FNMA	5.50	6-1-2020	1,776	1,774
FNMA	5.50	11-1-2023	37,036	39,187
FNMA	5.50	1-1-2025	15,002	15,659
FNMA	5.50	1-1-2025	70,988	73,724
FNMA	5.50	9-1-2033	1,555,737	1,815,671
FNMA	5.50	9-1-2033	603,164	703,035
FNMA	5.50	8-1-2035	451,254	526,208
FNMA	5.50	1-1-2037	437,420	510,333
FNMA	5.50	4-1-2040	1,150,173	1,342,497
FNMA	5.61	2-1-2021	367,754	370,225
FNMA (6 Month LIBOR +3.13%) ±	5.61	7-1-2033	132,723	133,326
FNMA	6.00	3-1-2024	39,209	43,543
FNMA	6.00	1-1-2028	650,346	722,898
FNMA	6.00	2-1-2035	951,313	1,053,685
FNMA	6.00	11-1-2037	347,273	401,669
FNMA	6.00	7-1-2038	122,620	141,828
FNMA	6.50	1-1-2024	7,606	8,463
FNMA	6.50	3-1-2028	11,413	12,474
FNMA	6.50	12-1-2029	151,289	170,107
FNMA	6.50	11-1-2031	32,609	36,318
FNMA	6.50	7-1-2036	289,817	340,499
FNMA	6.50	7-1-2036	246,547	293,267
FNMA	6.63	11-15-2030	8,220,000	12,753,342
FNMA	7.00	11-1-2026	3,741	4,054
FNMA	7.00	9-1-2031	1,948	1,955
FNMA	7.00	1-1-2032	1,921	2,216
FNMA	7.00	2-1-2032	66,232	78,892
FNMA	7.00	10-1-2032	146,460	176,012
FNMA	7.00	2-1-2034	1,778	2,095
FNMA	7.00	4-1-2034	97,080	114,713
FNMA	7.00	1-1-2036	6,057	6,610
FNMA	7.50	9-1-2031	66,304	80,175
FNMA	7.50	2-1-2032	25,408	30,279
FNMA	7.50	10-1-2037	649,031	789,278
FNMA	8.00	5-1-2027	23,636	23,907
FNMA	8.00	6-1-2028	2,939	3,223
FNMA	8.00	2-1-2030	27,562	28,010
FNMA	8.00	7-1-2031	723,041	836,616
FNMA	8.50	8-1-2024	3,821	3,839

3

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Government Securities Fund

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	8.50%	5-1-2026	$68,733	$75,786
FNMA	8.50	7-1-2026	16,825	17,397
FNMA	8.50	10-1-2026	45	45
FNMA	8.50	10-1-2026	1,453	1,459
FNMA	8.50	11-1-2026	23,172	23,480
FNMA	8.50	11-1-2026	5,206	5,337
FNMA	8.50	12-1-2026	93,504	105,444
FNMA	8.50	12-1-2026	12,081	13,472
FNMA	8.50	12-1-2026	218	219
FNMA	8.50	2-1-2027	146	164
FNMA	8.50	2-1-2027	4,947	4,970
FNMA	8.50	3-1-2027	648	693
FNMA	8.50	6-1-2027	48,643	50,541
FNMA	9.00	3-1-2021	861	867
FNMA	9.00	6-1-2021	12	12
FNMA	9.00	8-1-2021	20	21
FNMA	9.00	10-1-2021	191	192
FNMA	9.00	1-1-2025	11,648	12,763
FNMA	9.00	3-1-2025	1,496	1,502
FNMA	9.00	3-1-2025	649	651
FNMA	9.00	7-1-2028	2,982	3,012
FNMA	9.50	11-1-2020	3	3
FNMA	9.50	6-1-2022	91	92
FNMA	9.50	7-1-2028	4,401	4,419
FNMA Series 1990-144 Class W	9.50	12-25-2020	2,597	2,638
FNMA Series 1990-84 Class Y	9.00	7-25-2020	18	18
FNMA Series 1990-96 Class Z	9.67	8-25-2020	801	804
FNMA Series 1991-85 Class Z	8.00	6-25-2021	4,719	4,856
FNMA Series 1992-45 Class Z	8.00	4-25-2022	18,566	19,451
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	568,022	656,484
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	642,137	776,591
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	183,279	225,482
FNMA Series 2002 Class 5F (1 Month LIBOR +0.35%) ±	0.52	2-25-2032	384,775	383,735
FNMA Series 2002-T1 Class A3	7.50	11-25-2031	277,545	338,459
FNMA Series 2002-T12 Class A5 ±±	4.70	10-25-2041	727,002	769,339
FNMA Series 2002-T19 Class A1	6.50	7-25-2042	3,217,560	3,888,892
FNMA Series 2002-T5 Class A1 (1 Month LIBOR +0.24%) ±	0.41	5-25-2032	353,937	350,773
FNMA Series 2002-T6 Class A1	6.50	7-25-2042	1,236,432	1,482,447
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	465,719	546,769
FNMA Series 2003-T2 Class A1 (1 Month LIBOR +0.14%) ±	0.77	3-25-2033	864,123	848,026
FNMA Series 2003-W09 Class A (1 Month LIBOR +0.12%) ±	0.73	6-25-2033	74,585	73,269
FNMA Series 2003-W1 Class 1A1 ±±	5.25	12-25-2042	621,390	685,002
FNMA Series 2003-W11 Class A1 ±±	4.35	6-25-2033	32,153	32,799
FNMA Series 2003-W3 Class 1A4 ±±	4.02	8-25-2042	1,962,340	2,088,394
FNMA Series 2003-W5 Class A (1 Month LIBOR +0.11%) ±	0.71	4-25-2033	237,402	232,190
FNMA Series 2003-W6 Class 6A ±±	4.03	8-25-2042	1,031,156	1,086,489
FNMA Series 2003-W6 Class PT4 ±±	8.30	10-25-2042	1,111,340	1,379,356
FNMA Series 2003-W8 Class PT1 ±±	9.06	12-25-2042	412,547	485,581
FNMA Series 2004-T1 Class 1A2	6.50	1-25-2044	333,917	393,833
FNMA Series 2004-W01 Class 2A2	7.00	12-25-2033	908,458	1,076,424
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	579,004	699,603
FNMA Series 2005-71 Class DB	4.50	8-25-2025	315,850	326,576
FNMA Series 2007-101 Class A2 (1 Month LIBOR +0.25%) ±	0.65	6-27-2036	75,108	73,923
FNMA Series 2007-W10 Class 2A ±±	6.30	8-25-2047	268,509	309,204
FNMA Series 2010-112 Class IO (c)	4.00	10-25-2025	18,654	87
FNMA Series 2010-M6 Class A2	3.31	9-25-2020	804,229	807,136
FNMA Series 2011-15 Class HI (c)	5.50	3-25-2026	45,539	754
FNMA Series 2013-17 Class PC	2.00	3-25-2039	821,452	824,835
FNMA Series 2014-20 Class TM ±±	5.45	4-25-2044	872,392	1,026,611
FNMA Series 2017-M2 Class A2 ±±	2.80	2-25-2027	10,000,000	10,909,028
FNMA Series 2018-M13 Class A2 ±±	3.70	9-25-2030	460,000	546,618
FNMA Series 265 Class 2	9.00	3-25-2024	34,737	38,408
FNMA Series 4764 Class NK	3.50	9-15-2043	3,256,290	3,311,325
FNMA Series G-8 Class E	9.00	4-25-2021	959	963
FNMA Series G92-30 Class Z	7.00	6-25-2022	8,918	9,189
FNMA Series G93-39 Class ZQ	6.50	12-25-2023	569,732	609,557
GNMA	3.50	12-20-2049	7,947,762	8,430,025
GNMA %%	2.50	6-22-2050	12,500,000	13,150,388
GNMA	3.00	11-20-2045	8,516,854	9,063,749

4

Wells Fargo Government Securities Fund	Portfolio of investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA %%	3.00%	6-22-2050	$7,125,000	$7,541,367
GNMA (1 Year Treasury Constant Maturity +1.50%) ±	3.13	11-20-2020	3,258	3,270
GNMA (1 Year Treasury Constant Maturity +1.50%) ±	3.25	8-20-2020	1,589	1,590
GNMA	3.50	12-20-2047	9,980,719	10,669,099
GNMA	4.00	11-15-2024	899,038	950,620
GNMA	4.00	12-20-2047	6,795,983	7,306,823
GNMA	4.25	6-20-2036	363,602	394,339
GNMA	4.50	8-20-2049	1,991,715	2,140,553
GNMA	5.00	7-20-2040	937,168	1,057,958
GNMA	6.00	8-20-2034	82,496	92,768
GNMA	6.50	12-15-2025	5,966	6,556
GNMA	6.50	5-15-2029	539	592
GNMA	6.50	5-15-2031	666	732
GNMA	6.50	9-20-2033	41,045	48,377
GNMA	7.00	12-15-2022	5,844	6,075
GNMA	7.00	5-15-2026	1,315	1,426
GNMA	7.00	3-15-2028	18,441	18,759
GNMA	7.00	4-15-2031	808	825
GNMA	7.00	8-15-2031	17,720	18,595
GNMA	7.00	3-15-2032	13,323	13,668
GNMA	7.34	10-20-2021	8,172	8,251
GNMA	7.34	9-20-2022	3,638	3,652
GNMA	8.00	6-15-2023	1,972	2,092
GNMA	8.00	12-15-2023	101,311	109,040
GNMA	8.00	2-15-2024	426	459
GNMA	8.00	9-15-2024	2,095	2,129
GNMA	8.00	6-15-2025	41	41
GNMA Series 2002-53 Class IO ±±(c)	0.21	4-16-2042	199,498	2
GNMA Series 2005-23 Class IO ±±(c)	0.02	6-17-2045	1,655,949	171
GNMA Series 2006-32 Class XM ±±(c)	0.05	11-16-2045	5,225,256	5,860
GNMA Series 2007-69 Class D ±±	5.25	6-16-2041	260,388	270,200
GNMA Series 2008-22 Class XM ±±(c)	1.11	2-16-2050	11,317,726	286,759
GNMA Series 2010-158 Class EI (c)	4.00	12-16-2025	6,166,057	421,079
GNMA Series 2012-12 Class HD	2.00	5-20-2062	73,263	74,011
GNMA Series 2019-H06 Class HI ±±	1.70	4-20-2069	7,006,727	345,743
Overseas Private Investment Corporation ¤	0.00	1-17-2026	2,000,000	2,155,014
Overseas Private Investment Corporation	2.12	3-20-2024	5,770,000	5,941,480
Resolution Funding Corporation STRIPS ¤	0.00	1-15-2030	4,500,000	3,955,459
Resolution Funding Corporation STRIPS ¤	0.00	4-15-2030	6,100,000	5,341,389
TVA ¤	0.00	11-1-2025	7,400,000	7,028,963
TVA	2.88	2-1-2027	4,258,000	4,792,974
TVA	4.25	9-15-2065	2,600,000	3,937,963
TVA	4.63	9-15-2060	7,550,000	11,951,585
TVA	5.88	4-1-2036	4,380,000	6,743,933
Total Agency Securities (Cost $457,591,583)				487,850,175

Asset-Backed Securities : 0.81%
MMAF Equipment Finance LLC Series 2017-AA Class A4 144A	2.41	8-16-2024	4,445,000	4,483,099
Tesla Auto Lease Trust Series 2018-B Class A 144A	3.71	8-20-2021	1,041,945	1,058,475
Total Asset-Backed Securities (Cost $5,486,970)				5,541,574

Corporate Bonds and Notes : 0.62%
Financials : 0.62%
Mortgage REITs : 0.62%
American Tower Trust I 144A	3.65	3-15-2048	4,000,000	4,302,466

Total Corporate Bonds and Notes (Cost $4,000,000)				4,302,466

5

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Government Securities Fund

	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 0.83%
Texas : 0.83%
Miscellaneous Revenue : 0.83%
San Antonio TX Retama Development Corporation	10.00%	12-15-2020	$5,405,000	$5,684,709

Total Municipal Obligations (Cost $5,538,803)				5,684,709

Non-Agency Mortgage-Backed Securities : 6.92%
Arroyo Mortgage Trust Series 2019-1 Class A1 144A±±	3.81	1-25-2049	3,696,692	3,773,983
Benchmark Mortgage Trust Series 2018-B1 Class A4	3.40	1-15-2051	305,000	333,936
BX Trust Series 2019-OC11 Class A 144A	3.20	12-9-2041	3,030,000	3,039,201
CD Commercial Mortgage Trust Series 2014-CR16 Class A3	3.78	4-10-2047	2,641,668	2,829,803
CD Commercial Mortgage Trust Series 2017-6 Class A5	3.46	11-13-2050	2,340,000	2,560,327
Deephaven Residential Mortgage Trust Series 2018-1A Class A1 144A±±	2.98	12-25-2057	1,575,443	1,583,226
Goldman Sachs Mortgage Securities Trust Series 2013-G1 Class A2 144A±±	3.56	4-10-2031	5,349,842	5,020,344
Goldman Sachs Mortgage Securities Trust Series 2014-GC24 Class A4	3.67	9-10-2047	4,165,000	4,435,740
Goldman Sachs Mortgage Securities Trust Series 2019-PJ1 Class A6 144A±±	4.00	8-25-2049	392,680	396,332
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C28 Class A4	3.23	10-15-2048	5,000,000	5,298,342
Mello Warehouse Securitization Series 2019-1 Class A (1 Month LIBOR +0.80%) 144A±	0.97	6-25-2052	3,000,000	2,976,140
Morgan Stanley Capital I Trust Series 2011-C2 Class A4 144A	4.66	6-15-2044	4,684,812	4,800,235
Starwood Mortgage Residential Trust Series 2019-1 Class A1 144A±±	2.94	6-25-2049	1,853,699	1,868,982
Towd Point Mortgage Trust Series 2019-SJ3 Class A1 144A±±	3.00	11-25-2059	2,538,404	2,554,560
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47	11-15-2050	2,581,000	2,820,901
Vendee Mortgage Trust Series 1995-1 Class 4 ±±	8.23	2-15-2025	107,293	120,243
Vendee Mortgage Trust Series 1995-2C Class 3A	8.79	6-15-2025	139,043	160,165
Vendee Mortgage Trust Series 2011-1 Class DA	3.75	2-15-2035	587,556	599,144
Verus Securitization Trust Series 2019-2 Class A1 144A±±	3.21	5-25-2059	2,372,514	2,388,553
Total Non-Agency Mortgage-Backed Securities (Cost $47,059,467)				47,560,157

U.S. Treasury Securities : 12.94%
TIPS	0.13	1-15-2030	5,026,533	5,334,750
TIPS	1.38	2-15-2044	3,040,335	4,078,321
U.S. Treasury Bond	1.25	5-15-2050	42,555,000	40,786,308
U.S. Treasury Bond	3.75	11-15-2043	9,295,000	13,808,521
U.S. Treasury Bond	4.25	11-15-2040	10,330,000	16,119,239
U.S. Treasury Note	0.38	4-30-2025	8,815,000	8,844,957
Total U.S. Treasury Securities (Cost $81,623,500)				88,972,096

Yankee Corporate Bonds and Notes : 0.38%
Financials : 0.38%
Banks : 0.38%
Inter-American Development Bank	7.00	6-15-2025	2,000,000	2,617,945

Total Yankee Corporate Bonds and Notes (Cost $2,334,823)				2,617,945

Yankee Government Bonds : 1.16%
U.S. International Development Finance Corporation	2.82	3-20-2024	7,605,000	7,980,101

Total Yankee Government Bonds (Cost $7,798,765)				7,980,101

6

Wells Fargo Government Securities Fund	Portfolio of investments — May 31, 2020 (unaudited)

		Yield	Shares	Value
Short-Term Investments : 11.14%
Investment Companies : 11.14%
Wells Fargo Government Money Market Fund Select Class (l)(u)##		0.12%	76,575,626	$76,575,626

Total Short-Term Investments (Cost $76,575,626)				76,575,626

Total investments in securities (Cost $688,009,537)	105.75%			727,084,849
Other assets and liabilities, net	(5.75)			(39,506,338)

Total net assets	100.00%			$687,578,511

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

(c)

Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is purchased on a when-issued basis.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
STRIPS	Separate trading of registered interest and principal securities
TIPS	Treasury Inflation-Protected Securities
TVA	Tennessee Valley Authority

7

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	55	9-21-2020	$7,624,899	$7,648,438	$23,539	$0
2-Year U.S. Treasury Notes	447	9-30-2020	98,686,442	98,717,156	30,714	0
5-Year U.S. Treasury Notes	251	9-30-2020	31,489,963	31,531,875	41,912	0
Short
10-Year Ultra Futures	(157)	9-21-2020	(24,577,577)	(24,700,516)	0	(122,939)
U.S. Long Term Bonds	(150)	9-21-2020	(26,616,989)	(26,756,250)	0	(139,261)
U.S. Ultra Bond	(84)	9-21-2020	(18,261,463)	(18,314,625)	0	(53,162)

					$96,165	($315,362)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	21,461,781	259,403,428	(204,289,583)	76,575,626	$76,575,626	11.14%

Wells Fargo Government Securities Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$487,850,175	$0	$487,850,175
Asset-backed securities	0	5,541,574	0	5,541,574
Corporate bonds and notes	0	4,302,466	0	4,302,466
Municipal obligations	0	5,684,709	0	5,684,709
Non-agency mortgage-backed securities	0	47,560,157	0	47,560,157
U.S. Treasury securities	88,972,096	0	0	88,972,096
Yankee corporate bonds and notes	0	2,617,945	0	2,617,945
Yankee government bonds	0	7,980,101	0	7,980,101
Short-term investments
Investment companies	76,575,626	0	0	76,575,626

	165,547,722	561,537,127	0	727,084,849
Futures contracts	96,165	0	0	96,165

Total assets	$165,643,887	$561,537,127	$0	$727,181,014

Liabilities
Futures contracts	$315,362	$0	$0	$315,362

Total liabilities	$315,362	$0	$0	$315,362

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date

As of May 31, 2020, the Fund had segregated $2,124,867 as cash collateral for these open futures contracts.

For the nine months ended May 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo High Yield Bond Fund	Portfolio of investments — May 31, 2020 (unaudited)

	Shares	Value
Common Stocks : 8.48%
Health Care : 3.11%
Biotechnology : 2.03%
AbbVie Incorporated	40,000	$3,706,800
Alexion Pharmaceuticals Incorporated †	5,000	599,500
Amgen Incorporated	11,000	2,526,700
		6,833,000

Health Care Equipment & Supplies : 0.14%
Abbott Laboratories	5,000	474,600

Health Care Providers & Services : 0.23%
McKesson Corporation	5,000	793,350

Pharmaceuticals : 0.71%
Bristol-Myers Squibb Company	40,000	2,388,800

Industrials : 0.37%
Aerospace & Defense : 0.25%
Curtiss-Wright Corporation	8,381	840,614

Machinery : 0.12%
John Bean Technologies Corporation	5,000	410,750

Information Technology : 2.53%
Electronic Equipment, Instruments & Components : 0.29%
Amphenol Corporation Class A	10,000	965,600

IT Services : 1.09%
Akamai Technologies Incorporated †	15,000	1,587,000
Leidos Holdings Incorporated	20,000	2,105,800
		3,692,800

Semiconductors & Semiconductor Equipment : 0.72%
Applied Materials Incorporated	10,000	561,800
Microchip Technology Incorporated	7,000	672,140
Micron Technology Incorporated †	25,000	1,197,750
		2,431,690

Software : 0.43%
Broadcom Incorporated	5,000	1,456,350

Materials : 1.28%
Chemicals : 1.28%
Celanese Corporation Series A	15,000	1,348,650
Huntsman Corporation	22,000	399,300
LyondellBasell Industries NV Class A	40,000	2,550,400
		4,298,350

Real Estate : 0.14%
Equity REITs : 0.14%
Saul Centers Incorporated	15,000	455,700

1

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo High Yield Bond Fund

			Shares	Value
Utilities : 1.05%
Gas Utilities : 0.61%
Atmos Energy Corporation			20,000	$2,055,600

Independent Power & Renewable Electricity Producers : 0.12%
Vistra Energy Corporation			20,000	408,800

Multi-Utilities : 0.32%
DTE Energy Company			10,000	1,075,700

Total Common Stocks (Cost $27,284,043)				28,581,704

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 76.76%
Communication Services : 0.93%
Media : 0.93%
CCO Holdings LLC 144A	5.75%	2-15-2026	$3,000,000	3,128,040

Consumer Discretionary : 3.39%
Auto Components : 2.15%
Allison Transmission Incorporated 144A	5.00	10-1-2024	1,000,000	1,007,500
Dana Holding Corporation	5.50	12-15-2024	1,500,000	1,500,000
Speedway Motors Incorporated 144A	4.88	11-1-2027	2,000,000	1,680,000
Tenneco Incorporated	5.00	7-15-2026	6,000,000	3,058,200
				7,245,700

Household Durables : 1.24%
Installed Building Company 144A	5.75	2-1-2028	4,110,000	4,171,650

Consumer Staples : 4.57%
Food Products : 3.96%
Lamb Weston Holdings Incorporated 144A	4.88	11-1-2026	3,000,000	3,105,000
Post Holdings Incorporated 144A	5.00	8-15-2026	10,000,000	10,250,000
				13,355,000

Household Products : 0.61%
Spectrum Brands Incorporated	5.75	7-15-2025	2,000,000	2,062,500

Energy : 2.90%
Energy Equipment & Services : 0.32%
NGPL PipeCo LLC 144A	4.88	8-15-2027	1,000,000	1,087,644

Oil, Gas & Consumable Fuels : 2.58%
Cheniere Corpus Christi Holdings LLC	5.13	6-30-2027	3,500,000	3,790,379
Cheniere Energy Partners LP 144A	4.50	10-1-2029	5,000,000	4,887,500
				8,677,879

Financials : 2.39%
Banks : 0.94%
Bank of America Corporation (3 Month LIBOR +3.90%) ±	6.10	12-29-2049	3,000,000	3,157,500

Consumer Finance : 0.98%
Navient Corporation	5.88	10-25-2024	1,000,000	918,770

2

Wells Fargo High Yield Bond Fund	Portfolio of investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer Finance (continued)
SLM Corporation	5.50%	1-25-2023	$2,500,000	$2,381,250
				3,300,020

Insurance : 0.47%
Genworth Holdings Incorporated	4.80	2-15-2024	2,000,000	1,600,000

Health Care : 13.54%
Health Care Equipment & Supplies : 2.88%
Teleflex Incorporated 144A	4.25	6-1-2028	4,000,000	4,120,000
Teleflex Incorporated	4.88	6-1-2026	5,415,000	5,577,450
				9,697,450

Health Care Providers & Services : 5.34%
Centene Corporation	4.63	12-15-2029	3,000,000	3,229,500
Davita Incorporated	5.00	5-1-2025	3,000,000	3,078,750
Encompass Health Corporation	5.75	11-1-2024	2,334,000	2,347,934
HealthSouth Corporation	5.13	3-15-2023	5,000,000	5,025,000
West Street Merger Sub Incorporated 144A	6.38	9-1-2025	4,400,000	4,334,000
				18,015,184

Health Care Technology : 0.94%
IQVIA Incorporated 144A	5.00	10-15-2026	3,000,000	3,176,250

Life Sciences Tools & Services : 1.95%
Charles River Laboratories Incorporated 144A	5.50	4-1-2026	6,300,000	6,578,397

Pharmaceuticals : 2.43%
Catalent Pharma Solutions Incorporated 144A	4.88	1-15-2026	8,000,000	8,180,000

Industrials : 12.76%
Aerospace & Defense : 4.45%
Huntington Ingalls Industries Incorporated 144A	5.00	11-15-2025	2,500,000	2,575,293
Moog Incorporated 144A	4.25	12-15-2027	4,050,000	3,863,862
TransDigm Group Incorporated	6.38	6-15-2026	9,200,000	8,556,000
				14,995,155

Commercial Services & Supplies : 4.06%
Clean Harbors Incorporated 144A	4.88	7-15-2027	3,000,000	3,105,000
Clean Harbors Incorporated 144A	5.13	7-15-2029	4,250,000	4,464,115
Stericycle Incorporated 144A	5.38	7-15-2024	6,000,000	6,135,000
				13,704,115

Construction & Engineering : 0.94%
Aecom Company	5.13	3-15-2027	3,000,000	3,183,180

Machinery : 1.50%
SPX FLOW Incorporated 144A	5.63	8-15-2024	5,000,000	5,050,000

Trading Companies & Distributors : 1.81%
WESCO Distribution Incorporated	5.38	6-15-2024	6,245,000	6,112,294

3

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo High Yield Bond Fund

	Interest rate	Maturity date	Principal	Value
Information Technology : 20.41%
Communications Equipment : 3.54%
CommScope Incorporated 144A	5.50%	6-15-2024	$8,200,000	$8,061,584
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	4,000,000	3,888,880
				11,950,464

Electronic Equipment, Instruments & Components : 5.36%
MTS Systems Corporation 144A	5.75	8-15-2027	10,000,000	9,000,000
TTM Technologies Incorporated 144A	5.63	10-1-2025	9,000,000	9,072,090
				18,072,090

IT Services : 1.51%
Gartner Incorporated 144A	5.13	4-1-2025	5,000,000	5,102,050

Semiconductors & Semiconductor Equipment : 4.44%
Broadcom Incorporated 144A	4.75	4-15-2029	10,000,000	10,955,522
Microchip Technology Incorporated 144A	4.25	9-1-2025	4,000,000	4,027,235
				14,982,757

Software : 2.75%
Citrix Systems Incorporated	3.30	3-1-2030	2,000,000	2,058,890
Fair Isaac Corporation 144A	5.25	5-15-2026	1,000,000	1,078,180
NortonLifeLock Incorporated 144A	5.00	4-15-2025	6,000,000	6,120,000
				9,257,070

Technology Hardware, Storage & Peripherals : 2.81%
Western Digital Corporation	4.75	2-15-2026	8,995,000	9,467,238

Materials : 8.72%
Chemicals : 5.73%
Koppers Incorporated 144A	6.00	2-15-2025	3,363,000	3,093,960
Olin Corporation	5.50	8-15-2022	3,275,000	3,291,375
Tronox Incorporated 144A	6.50	4-15-2026	2,000,000	1,892,380
Valvoline Incorporated	4.38	8-15-2025	10,901,000	11,064,515
				19,342,230

Containers & Packaging : 2.99%
Berry Global Incorporated 144A	4.50	2-15-2026	6,000,000	6,031,740
Berry Global Incorporated	5.13	7-15-2023	4,000,000	4,040,000
				10,071,740

Real Estate : 7.15%
Equity REITs : 7.15%
Equinix Incorporated	5.38	5-15-2027	3,430,000	3,692,807
Iron Mountain Incorporated 144A	4.88	9-15-2027	500,000	502,500
Iron Mountain Incorporated 144A	5.38	6-1-2026	11,250,000	11,408,963
Sabra Health Care LP/Sabra Capital Corporation	3.90	10-15-2029	3,639,000	3,070,496
SBA Communications Corporation 144A	3.88	2-15-2027	5,350,000	5,432,390
				24,107,156

Total Corporate Bonds and Notes (Cost $262,139,277)				258,830,753

4

Wells Fargo High Yield Bond Fund	Portfolio of investments — May 31, 2020 (unaudited)

		Interest rate	Maturity date	Principal	Value
Yankee Corporate Bonds and Notes : 13.15%
Communication Services : 0.16%
Diversified Telecommunication Services : 0.16%
Virgin Media Finance plc 144A		5.75%	1-15-2025	$533,000	$548,324

Consumer Discretionary : 3.21%
Auto Components : 2.29%
Adient Global Holdings Limited 144A		4.88	8-15-2026	9,210,000	7,730,644

Hotels, Restaurants & Leisure : 0.92%
International Game Technology plc 144A		6.50	2-15-2025	3,000,000	3,091,140

Health Care : 3.63%
Pharmaceuticals : 3.63%
Bausch Health Companies Incorporated 144A		5.25	1-30-2030	12,450,000	12,232,125

Industrials : 0.93%
Electrical Equipment : 0.93%
Sensata Technologies BV 144A		5.63	11-1-2024	3,000,000	3,138,480

Information Technology : 1.89%
Technology Hardware, Storage & Peripherals : 1.89%
Seagate HDD		4.88	6-1-2027	6,000,000	6,393,772

Materials : 3.33%
Chemicals : 3.33%
Tronox Finance plc 144A		5.75	10-1-2025	12,000,000	11,220,000

Total Yankee Corporate Bonds and Notes (Cost $46,229,595)					44,354,485

		Yield		Shares
Short-Term Investments : 0.12%
Investment Companies : 0.12%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.12%		407,677	407,677

Total Short-Term Investments (Cost $407,677)					407,677

Total investments in securities (Cost $336,060,592)	98.51%				332,174,619
Other assets and liabilities, net	1.49				5,039,407

Total net assets	100.00%				$337,214,026

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust

5

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC*	8,780,656	47,872,111	(56,652,767)	0	$0
Wells Fargo Government Money Market Fund Select Class	5,876,344	99,544,778	(105,013,445)	407,677	407,677

					$407,677	0.12%

*	No longer held at the end of the period

Wells Fargo High Yield Bond Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Health care	$10,489,750	$0	$0	$10,489,750
Industrials	1,251,364	0	0	1,251,364
Information technology	8,546,440	0	0	8,546,440
Materials	4,298,350	0	0	4,298,350
Real estate	455,700	0	0	455,700
Utilities	3,540,100	0	0	3,540,100
Corporate bonds and notes	0	258,830,753	0	258,830,753
Yankee corporate bonds and notes	0	44,354,485	0	44,354,485
Short-term investments
Investment companies	407,677	0	0	407,677

Total assets	$28,989,381	$303,185,238	$0	$332,174,619

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended May 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo High Yield Corporate Bond Fund	Portfolio of investments — May 31, 2020 (unaudited)

Security name		Value
Investment Companies : 99.53%
Affiliated Master Portfolio : 99.53%
Wells Fargo High Yield Corporate Bond Portfolio		$917,956

Total Investment Companies (Cost $940,315)		917,956

Total investments in securities (Cost $940,315)	99.53%	917,956
Other assets and liabilities, net	0.47	4,305

Total net assets	100.00%	$922,261

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo High Yield Corporate Bond Portfolio	1.82%	0.54%	$917,956	99.53%

Wells Fargo High Yield Corporate Bond Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2020 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2020, the Fund’s investment in Wells Fargo High Yield Corporate Bond Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At May 31, 2020, the affiliated Master Portfolio valued at $917,956 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo International Government Bond Fund	Portfolio of investments — May 31, 2020 (unaudited)

		Value
Investment Companies : 97.96%
Affiliated Master Portfolio : 97.96%
Wells Fargo International Government Bond Portfolio		$998,134

Total Investment Companies (Cost $972,374)		998,134

Total investments in securities (Cost $972,374)	97.96%	998,134
Other assets and liabilities, net	2.04	20,774

Total net assets	100.00%	$1,018,908

1

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo International Government Bond Portfolio	9.04%	9.02%	$998,134	97.96%

Wells Fargo International Government Bond Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2020 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2020, the Fund’s investment in Wells Fargo International Government Bond Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking to replicate the total return of the Wells Fargo International Government Bond Index, before fees and expenses, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At May 31, 2020, the affiliated Master Portfolio valued at $998,134 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Short Duration Government Bond Fund	Portfolio of investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities : 66.51%
FHLMC (12 Month LIBOR +1.65%) ±	2.35%	3-1-2043	$1,434,807	$1,478,262
FHLMC	2.50	11-1-2028	6,067,886	6,412,648
FHLMC	2.50	11-1-2028	35,422,097	37,304,553
FHLMC (12 Month LIBOR +1.76%) ±	2.59	12-1-2042	2,179,957	2,253,224
FHLMC (12 Month LIBOR +1.64%) ±	2.89	7-1-2047	5,291,864	5,513,174
FHLMC (12 Month LIBOR +1.84%) ±	3.40	5-1-2042	1,564,627	1,642,538
FHLMC	3.50	3-1-2031	1,728,727	1,855,651
FHLMC	4.00	10-1-2033	613,919	677,379
FHLMC	4.00	1-1-2034	587,996	648,691
FHLMC	4.00	5-15-2039	825,136	837,770
FHLMC	4.00	7-1-2049	7,432,964	8,156,215
FHLMC	4.50	4-1-2031	1,212,302	1,327,316
FHLMC	4.50	11-1-2048	6,344,964	7,149,133
FHLMC	4.50	4-1-2049	18,401,390	20,242,639
FHLMC Multifamily Structured Pass-Through Certificates Series KI02 Class A (1 Month LIBOR +0.20%) ±	0.53	2-25-2023	143,248	143,073
FHLMC Series 3632 Class PK	5.00	2-15-2040	3,196,668	3,575,399
FHLMC Series 3653 Class AU	4.00	4-15-2040	1,023,909	1,144,933
FHLMC Series 3738 Class BP	4.00	12-15-2038	823,276	838,563
FHLMC Series 4239 Class AB	4.00	12-15-2039	712,071	725,496
FHLMC Series 4426 Class QC	1.75	7-15-2037	5,148,905	5,307,767
FHLMC Series 4788 Class GL	4.50	7-15-2042	6,646,861	6,709,259
FHLMC Series 4891 Class PA	3.50	7-15-2048	3,008,779	3,144,323
FHLMC Series 4940 Class AG	3.00	5-15-2040	17,359,124	18,450,404
FNMA %%	2.00	6-17-2035	4,200,000	4,333,219
FNMA (12 Month LIBOR +1.69%) ±	2.42	11-1-2042	2,598,088	2,687,578
FNMA (12 Month LIBOR +1.56%) ±	2.47	9-1-2045	2,236,238	2,309,030
FNMA %%	2.50	7-16-2035	5,300,000	5,537,665
FNMA (12 Month LIBOR +1.60%) ±	2.53	10-1-2046	3,954,211	4,093,077
FNMA (12 Month LIBOR +1.59%) ±	2.66	1-1-2046	2,711,586	2,802,827
FNMA (12 Month LIBOR +1.58%) ±	2.68	2-1-2046	3,984,770	4,121,220
FNMA (12 Month LIBOR +1.60%) ±	2.71	1-1-2045	1,011,368	1,049,417
FNMA (12 Month LIBOR +1.58%) ±	2.75	6-1-2045	1,626,545	1,685,396
FNMA (12 Month LIBOR +1.57%) ±	2.77	3-1-2045	1,488,585	1,544,358
FNMA (12 Month LIBOR +1.60%) ±	2.89	7-1-2046	7,919,447	8,193,615
FNMA	3.00	4-1-2035	6,103,150	6,559,573
FNMA	3.50	6-1-2031	3,473,370	3,706,937
FNMA (1 Year Treasury Constant Maturity +2.04%) ±	3.96	3-1-2049	3,358,876	3,507,474
FNMA	4.00	4-1-2032	481,679	524,956
FNMA	4.00	10-1-2033	843,286	919,947
FNMA	4.00	2-1-2034	4,866,044	5,258,008
FNMA	4.00	7-1-2034	1,102,078	1,196,429
FNMA	4.00	1-1-2050	6,540,376	7,111,921
FNMA	4.50	6-1-2048	2,209,274	2,423,338
FNMA	4.50	7-1-2048	4,754,474	5,277,602
FNMA	4.50	10-1-2048	12,699,523	14,285,799
FNMA	4.50	3-1-2049	3,859,382	4,233,995
FNMA	4.50	11-1-2049	2,340,611	2,647,912
FNMA	5.00	10-1-2040	1,140,298	1,307,394
FNMA	5.00	5-1-2046	448,582	513,662
FNMA	5.00	8-1-2048	2,826,665	3,157,889
FNMA	5.00	1-1-2049	10,582,491	11,795,302
FNMA	5.00	1-1-2049	4,771,588	5,395,744
FNMA	5.00	2-1-2049	262,999	293,886
FNMA	5.00	3-1-2049	530,204	592,339
FNMA	5.00	3-1-2049	1,853,682	2,058,348
FNMA	5.00	8-1-2049	6,749,186	7,650,463
FNMA	5.00	11-1-2049	5,377,023	6,068,992
FNMA	5.00	12-1-2049	2,364,034	2,719,799
FNMA	5.50	6-1-2049	6,549,038	7,611,048
FNMA Series 2009-20 Class DT	4.50	4-25-2039	1,794,718	2,029,483
FNMA Series 2011-14 Class GD	4.00	4-25-2040	2,123,445	2,201,398
FNMA Series 2013-103 Class H	4.50	3-25-2038	1,497,671	1,529,753

1

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Short Duration Government Bond Fund

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA Series 2013-71 Class AC	2.00%	3-25-2038	$1,608,724	$1,617,902
FNMA Series 2013-90 Class A	4.00	11-25-2038	1,745,928	1,770,876
FNMA Series 2015-57 Class AB	3.00	8-25-2045	2,720,834	2,913,111
FNMA Series 2019-33 Class MA	3.50	7-25-2055	17,438,203	18,041,536
GNMA	4.00	9-20-2044	1,950,715	2,135,292
GNMA	4.00	12-20-2044	2,333,872	2,552,828
GNMA	4.00	1-20-2045	1,562,119	1,708,770
GNMA	4.00	4-20-2048	6,947,859	7,440,446
GNMA	4.50	3-20-2048	2,015,722	2,205,081
GNMA	4.50	6-20-2048	7,437,202	8,068,362
GNMA	4.50	6-20-2048	2,704,374	2,944,841
GNMA	4.50	8-20-2048	2,745,669	3,003,539
GNMA	4.50	10-20-2048	638,453	691,853
GNMA	4.50	2-20-2049	4,166,078	4,555,782
GNMA	4.50	4-20-2049	1,026,545	1,122,210
GNMA	5.00	10-15-2039	895,606	1,029,585
GNMA	5.00	3-20-2048	1,846,058	2,021,995
GNMA	5.00	6-20-2048	326,414	369,554
GNMA	5.00	6-20-2048	186,999	207,803
GNMA	5.00	7-20-2048	222,098	249,123
GNMA	5.00	9-20-2048	1,748,370	1,959,376
GNMA	5.00	3-20-2049	455,908	509,829
GNMA	5.00	3-20-2049	1,961,446	2,179,495
GNMA	5.00	4-20-2049	3,467,191	3,877,900
GNMA	5.00	5-20-2049	3,064,969	3,424,901
GNMA	5.50	1-20-2049	239,280	260,601
GNMA	5.50	5-20-2049	16,539,020	17,966,435
GNMA Series 2011-137 Class WA ±±	5.57	7-20-2040	2,437,608	2,875,578
GNMA Series 2012-141 Class WD ±±	4.97	7-20-2040	2,177,624	2,507,229
GNMA Series 2017-99 Class DE	2.50	7-20-2045	2,964,056	3,034,886
GNMA Series 2018-154 Class WP	3.50	11-20-2048	618,427	657,804
GNMA Series 2018-36 Class KC	3.00	2-20-2046	2,428,457	2,533,456
GNMA Series 2019-132 Class NA	3.50	9-20-2049	898,324	953,205
GNMA Series 2020-11 Class ME	2.50	2-20-2049	6,977,071	7,285,654
Total Agency Securities (Cost $390,943,405)				401,152,041

Asset-Backed Securities : 10.91%
American Express Credit Corporation Series 2019-2 Class A	2.67	11-15-2024	648,000	674,155
Avis Budget Rental Car Funding LLC Series 2019-1A Class A 144A	3.45	3-20-2023	5,965,000	5,894,413
Bank of America Credit Card Trust Series 2019-A1 Class A1	1.74	1-15-2025	1,514,000	1,555,073
Discover Card Execution Note Trust Series 2019-A1 Class A1	3.04	7-15-2024	618,000	643,527
Ford Credit Auto Owner Trust Series 2017-1 Class A 144A	2.62	8-15-2028	11,118,000	11,278,628
Ford Credit Auto Owner Trust Series 2018-2 Class A 144A	3.47	1-15-2030	4,868,000	5,054,889
GM Financial Consumer Automobile Receivables Trust Series 2020-2 Class A3	1.49	12-16-2024	1,673,000	1,706,771
Navient Student Loan Trust Series 2019-GA Class A 144A	2.40	10-15-2068	6,873,740	6,967,164
Nelnet Student Loan Trust Series 2004-4 Class A5 (3 Month LIBOR +0.16%) ±	1.15	1-25-2037	3,459,787	3,314,314
Nelnet Student Loan Trust Series 2012-1A Class A (1 Month LIBOR +0.80%) 144A±	0.97	12-27-2039	2,120,784	2,056,495
Nelnet Student Loan Trust Series 2016-1A Class A (1 Month LIBOR +0.80%) 144A±	0.97	9-25-2065	4,923,692	4,808,105
New York Life Global Funding 144A	1.10	5-5-2023	1,224,000	1,238,400
SLC Student Loan Trust Series 2010-1 Class A (3 Month LIBOR +0.88%) ±	1.23	11-25-2042	1,041,263	1,021,106
SLM Student Loan Trust Series 2005-6 Class A6 (3 Month LIBOR +0.14%) ±	1.13	10-27-2031	2,392,332	2,311,492
SLM Student Loan Trust Series 2012-3 Class A (1 Month LIBOR +0.65%) ±	0.82	12-27-2038	5,096,971	4,889,778
SMB Private Education Loan Trust Series 2015-A Class A2A 144A	2.49	6-15-2027	1,633,730	1,638,514
SMB Private Education Loan Trust Series 2015-C Class A2A 144A	2.75	7-15-2027	1,722,573	1,746,782

2

Wells Fargo Short Duration Government Bond Fund	Portfolio of investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
SMB Private Education Loan Trust Series 2016-B Class A2B (1 Month LIBOR +1.45%) 144A±	1.63%	2-17-2032	$1,646,160	$1,636,582
SoFi Professional Loan Program LLC Series 2016-C Class A1 (1 Month LIBOR +1.10%) 144A±	1.27	10-27-2036	686,623	673,122
SoFi Professional Loan Program LLC Series 2016-D Class A1 (1 Month LIBOR +0.95%) 144A±	1.12	1-25-2039	1,493,395	1,489,564
SoFi Professional Loan Program LLC Series 2016-E Class A1 (1 Month LIBOR +0.85%) 144A±	1.02	7-25-2039	518,059	514,212
SoFi Professional Loan Program LLC Series 2017-A Class A1 (1 Month LIBOR +0.70%) 144A±	0.87	3-26-2040	776,720	769,882
SoFi Professional Loan Program LLC Series 2017-C Class A1 (1 Month LIBOR +0.60%) 144A±	0.77	7-25-2040	781,061	772,399
SoFi Professional Loan Program LLC Series 2017-E Class A2B 144A	2.72	11-26-2040	1,183,000	1,197,490
SoFi Professional Loan Program LLC Series 2020-C Class AFX 144A	1.95	2-15-2046	1,955,000	1,955,000
Total Asset-Backed Securities (Cost $66,256,445)				65,807,857

Corporate Bonds and Notes : 0.72%
Energy : 0.58%
Oil, Gas & Consumable Fuels : 0.58%
Chevron Corporation	1.14	5-11-2023	843,000	858,715
Exxon Mobil Corporation	1.57	4-15-2023	2,558,000	2,626,674
				3,485,389

Financials : 0.14%
Capital Markets : 0.14%
State Street Corporation (U.S. SOFR +2.69%) 144A±	2.83	3-30-2023	846,000	874,810

Total Corporate Bonds and Notes (Cost $4,247,000)				4,360,199

Non-Agency Mortgage-Backed Securities : 4.93%
Angel Oak Mortgage Trust Series 2019-2 Class A1 144A±±	3.63	3-25-2049	1,358,707	1,374,757
Bunker Hill Loan Depositary Trust Series 2019-1 Class A1 144A	3.61	10-26-2048	1,561,822	1,585,355
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1 144A	2.88	7-25-2049	1,806,911	1,801,163
Citigroup Commercial Mortgage Trust Series 2014-GC25 Class AAB	3.37	10-10-2047	492,355	507,795
Colt Funding LLC Series 2018-4 Class A1 144A±±	4.01	12-28-2048	770,598	779,352
Colt Funding LLC Series 2019-1 Class A1 144A±±	3.71	3-25-2049	507,976	510,578
Credit Suisse Mortgage Trust Series 2020-AFC1 Class A1 144A±±	2.24	2-25-2050	3,365,096	3,370,132
DBUBS Mortgage Trust Series 2011-LC2A Class A1 144A	3.53	7-10-2044	97,528	98,017
GCAT Series 2019-NQM1 Class A1 144A	2.99	2-25-2059	1,601,786	1,638,296
Goldman Sachs Mortgage Securities Trust Series 2010-C2 Class A1 144A	3.85	12-10-2043	109,348	109,544
Goldman Sachs Mortgage Securities Trust Series 2012-GCJ7 Class AAB	2.94	5-10-2045	427,407	428,576
New Residential Mortgage Loan Trust Series 2019-NQM2 Class A1 144A±±	3.60	4-25-2049	1,380,543	1,395,528
Verus Securitization Trust Series 2018-2 Class A1 144A±±	3.68	6-1-2058	2,597,979	2,625,399
Verus Securitization Trust Series 2019-1 Class A1 144A±±	3.84	2-25-2059	1,811,682	1,829,162
Verus Securitization Trust Series 2019-2 Class A1 144A±±	2.91	7-25-2059	2,605,326	2,626,097
Verus Securitization Trust Series 2019-2 Class A1 144A±±	3.21	5-25-2059	2,060,698	2,074,629
Verus Securitization Trust Series 2019-3 Class A1 144A±±	2.69	11-25-2059	2,002,293	1,968,598
Verus Securitization Trust Series 2019-4 Class A1 144A	2.64	11-25-2059	1,756,673	1,769,465

3

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Short Duration Government Bond Fund

		Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Verus Securitization Trust Series 2020-2 Class A1 144A±±		2.23%	5-25-2060	$3,271,000	$3,267,953
Total Non-Agency Mortgage-Backed Securities (Cost $29,640,098)					29,760,396

U.S. Treasury Securities : 14.35%
U.S. Treasury Note		0.13	4-30-2022	41,355,000	41,332,384
U.S. Treasury Note		0.13	5-15-2023	7,818,000	7,801,814
U.S. Treasury Note		0.25	4-15-2023	7,162,000	7,175,429
U.S. Treasury Note		0.38	3-31-2022	30,118,000	30,230,943
Total U.S. Treasury Securities (Cost $86,454,742)					86,540,570

Yankee Corporate Bonds and Notes : 1.01%
Financials : 1.01%
Banks : 1.01%
Bank of Nova Scotia 144A		1.50	3-31-2023	2,840,000	2,895,730
HSBC Bank Canada 144A		0.95	5-14-2023	3,198,000	3,207,564
Total Yankee Corporate Bonds and Notes (Cost $6,032,787)					6,103,294

		Yield		Shares
Short-Term Investments : 1.95%
Investment Companies : 1.95%
Wells Fargo Government Money Market Fund Select Class (l)(u)##		0.12		11,750,129	11,750,129

Total Short-Term Investments (Cost $11,750,129)					11,750,129

Total investments in securities (Cost $595,324,606)	100.38%				605,474,486
Other assets and liabilities, net	(0.38)				(2,320,479)

Total net assets	100.00%				$603,154,007

±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued and/or unfunded loans.

Abbreviations:
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

4

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	1,025	9-30-2020	$226,286,669	$226,364,844	$78,175	$0
Short
10-Year Ultra Futures	(94)	9-21-2020	(14,715,218)	(14,788,844)	0	(73,626)
5-Year U.S. Treasury Notes	(401)	9-30-2020	(50,271,675)	(50,375,625)	0	(103,950)

					$78,175	$(177,576)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	7,563,717	490,951,171	(486,764,759)	11,750,129	$11,750,129	1.95%

Wells Fargo Short Duration Government Bond Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$401,152,041	$0	$401,152,041
Asset-backed securities	0	65,807,857	0	65,807,857
Corporate bonds and notes	0	4,360,199	0	4,360,199
Non-agency mortgage-backed securities	0	29,760,396	0	29,760,396
U.S. Treasury securities	86,540,570	0	0	86,540,570
Yankee corporate bonds and notes	0	6,103,294	0	6,103,294
Short-term investments
Investment companies	11,750,129	0	0	11,750,129

	98,290,699	507,183,787	0	605,474,486
Futures contracts	78,175	0	0	78,175

Total assets	$98,368,874	$507,183,787	$0	$605,552,661

Liabilities
Futures contracts	$177,576	$0	$0	$177,576

Total liabilities	$177,576	$0	$0	$177,576

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of May 31, 2020, the Fund had segregated $710,160 as cash collateral for these open futures contracts.

For the nine months ended May 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Short-Term Bond Fund	Portfolio of investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities : 3.14%
FDIC Series 2013-R1 Class A 144A	1.15%	3-25-2033	$52,608	$52,331
FHLMC	3.50	10-15-2025	313,722	329,199
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.75	4-1-2032	32,809	33,055
FHLMC (3 Year Treasury Constant Maturity +2.21%) ±	3.79	5-1-2026	19,319	19,560
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.95	4-1-2038	158,725	167,869
FHLMC	4.00	5-1-2025	566,731	599,829
FHLMC (12 Month LIBOR +1.91%) ±	4.16	9-1-2031	2,237	2,245
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	4.90	7-1-2029	582	584
FHLMC	6.00	10-1-2021	35,127	35,916
FHLMC	9.50	12-1-2022	490	494
FHLMC Series 2597 Class AE	5.50	4-15-2033	33,003	35,757
FHLMC Series 2642 Class AR	4.50	7-15-2023	122,480	126,842
FHLMC Series 3609 Class LA	4.00	12-15-2024	803	808
FHLMC Series 3920 Class AB	3.00	9-15-2025	76,062	76,479
FHLMC Series KI01 Class A (1 Month LIBOR +0.16%) ±	0.49	9-25-2022	12,951	12,926
FHLMC Series QO04 Class AFL (12 Month Treasury Average +0.74%) ±	2.43	5-25-2044	709,989	709,316
FHLMC Series T-42 Class A6	9.50	2-25-2042	276,918	351,628
FHLMC Series T-57 Class 2A1 ±±	3.98	7-25-2043	65,411	72,836
FHLMC Series T-59 Class 2A1 ±±	3.76	10-25-2043	762,835	892,194
FHMLC Series 4358 Class DA	3.00	6-15-2040	1,545,534	1,584,183
FNMA (1 Year Treasury Constant Maturity +1.27%) ±	2.96	8-1-2034	181,992	182,995
FNMA	4.00	6-25-2026	334,414	361,213
FNMA	4.00	8-25-2037	234,735	245,488
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.03	11-1-2031	37,402	37,637
FNMA (12 Month LIBOR +1.82%) ±	4.05	9-1-2040	526,634	552,274
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	4.17	8-1-2036	827,939	867,617
FNMA (12 Month Treasury Average +2.29%) ±	4.20	10-1-2036	676,792	707,110
FNMA (12 Month Treasury Average +2.43%) ±	4.30	7-1-2036	622,118	652,847
FNMA	5.50	3-1-2023	198,753	207,292
FNMA	6.00	4-1-2021	6,479	6,553
FNMA	6.00	3-1-2033	286,276	320,714
FNMA	6.50	8-1-2031	154,672	185,477
FNMA	8.00	9-1-2023	454	458
FNMA	9.00	11-1-2024	24,226	26,353
FNMA Grantor Trust Series 2002-T12 Class A4	9.50	5-25-2042	449,016	536,001
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	25,772	31,758
FNMA Series 2003-41 Class PE	5.50	5-25-2023	121,756	127,465
FNMA Series 2003-W11 Class A1 ±±	4.35	6-25-2033	4,416	4,505
FNMA Series 2003-W6 Class 6A ±±	4.03	8-25-2042	482,667	508,567
FNMA Series 2003-W6 Class PT4 ±±	8.30	10-25-2042	50,574	62,771
FNMA Series 2005-84 Class MB	5.75	10-25-2035	251,380	283,859
FNMA Series 2006-W1 Class 2AF2 (1 Month LIBOR +0.19%) ±	0.36	2-25-2046	989,443	973,330
FNMA Series 2008-53 Class CA	5.00	7-25-2023	21	21
FNMA Series 2010-37 Class A1	5.41	5-25-2035	1,111,265	1,173,183
GNMA	4.50	4-20-2035	63,870	68,902
GNMA	8.00	12-15-2023	7,782	8,376
GNMA	9.00	11-15-2024	793	797
GNMA Series 2017-H13 Class FJ (1 Month LIBOR +0.20%) ±	1.22	5-20-2067	6,104	6,101
GNMA Series 2017-H16 Class FD (1 Month LIBOR +0.20%) ±	1.22	8-20-2067	34,747	34,754
Total Agency Securities (Cost $12,645,121)				13,278,469

Asset-Backed Securities : 9.16%
BlueMountain CLO Limited Series 2012-2A Class AR2 (3 Month LIBOR +1.05%) 144A±	1.43	11-20-2028	1,400,000	1,384,477
California Republic Auto Receivables Trust Series 2017-1 Class A4	2.28	6-15-2022	1,296,234	1,300,635
Chesapeake Funding II LLC Series 2017-3A Class A1 144A	1.91	8-15-2029	764,559	766,509
Drive Auto Receivables Trust Series 2018-3 Class C	3.72	9-16-2024	744,848	751,001
DT Auto Owner Trust Series 2017-2A Class D 144A	3.89	1-15-2023	284,753	286,938
Education Loan Asset-Backed Trust Series 2013-1 Class A1 (1 Month LIBOR +0.80%) 144A±	0.97	6-25-2026	266,669	266,189
Educational Services of America Incorporated Series 2015-2 Class A (1 Month LIBOR +1.00%) 144A±	1.17	12-25-2056	824,515	808,435
Enterprise Fleet Financing Trust Series 2017-2 Class A2 144A	1.97	1-20-2023	115,092	115,142
Flagship Credit Auto Trust Series 2018-2 Class A 144A	2.97	10-17-2022	480,402	482,750

1

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Short-Term Bond Fund

	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
GM Financial Securitized Term Trust Series 2018-4 Class C	3.62%	6-17-2024	$300,000	$315,368
Hertz Vehicle Financing LLC Series 2017-2A Class A 144A	3.29	10-25-2023	1,000,000	952,777
Hertz Vehicle Financing LLC Series 2018-1A Class A 144A	3.29	2-25-2024	1,085,000	1,047,231
Hertz Vehicle Financing LLC Series 2019-1A Class A 144A	3.71	3-25-2023	2,085,845	1,992,043
Hertz Vehicle Financing LLC Series 2019-1A Class B 144A	4.10	3-25-2023	1,500,000	1,270,474
Home Equity Asset Trust Series 2003-6 Class M1 (1 Month LIBOR +1.05%) ±	1.22	2-25-2034	797,715	759,285
Jimmy John’s Funding LLC Series 2017-1A Class A2I 144A	3.61	7-30-2047	1,215,625	1,187,933
MMAF Equipment Finance LLC Series 2019-A Class A2 144A	2.84	1-10-2022	1,218,486	1,224,725
Santander Drive Auto Receivables Trust Series 2017-1 Class D	3.17	4-17-2023	2,470,000	2,494,103
SLC Student Loan Trust Series 2006-2 Class A5 (3 Month LIBOR +0.10%) ±	0.84	9-15-2026	576,572	576,094
SLM Student Loan Trust Series 2011-1 Class A1 (1 Month LIBOR +0.52%) ±	0.69	3-25-2026	25,097	25,092
SLM Student Loan Trust Series 2011-2 Class A1 (1 Month LIBOR +0.60%) ±	0.77	11-25-2027	154,661	154,276
SLM Student Loan Trust Series 2012-3 Class A (1 Month LIBOR +0.65%) ±	0.82	12-27-2038	1,687,439	1,618,844
SLM Student Loan Trust Series 2013-1 Class A3 (1 Month LIBOR +0.55%) ±	0.72	5-26-2055	856,393	836,845
SLM Student Loan Trust Series 2014-A Class B 144A	3.50	11-15-2044	2,500,000	2,542,706
SOFI Professional Loan Program LLC Series 2016- A Class A1 (1 Month LIBOR +1.75%) 144A±	1.92	8-25-2036	1,338,225	1,329,691
Student Loan Consolidation Center Series 2011-1 Class A (1 Month LIBOR +1.22%) 144A±	1.39	10-25-2027	1,020,438	1,022,052
Tesla Auto Lease Trust Series 2018-B Class A 144A	3.71	8-20-2021	605,998	615,612
Towd Point Asset Funding LLC Series 2019-HE1 Class A1 (1 Month LIBOR +0.90%) 144A±	1.07	4-25-2048	1,104,646	1,078,520
Towd Point Asset Trust Series 2018-SL1 Class A (1 Month LIBOR +0.60%) 144A±	0.77	1-25-2046	1,666,568	1,618,157
Toyota Motor Credit Corporation	3.00	4-1-2025	2,000,000	2,174,921
Volvo Financial Equipment LLC Series 2018-AA Class A (1 Month LIBOR +0.52%) 144A±	0.70	7-17-2023	2,240,000	2,218,756
Westlake Automobile Receivables Trust Series 2018-2A Class B 144A	3.20	1-16-2024	553,861	554,707
Westlake Automobile Receivables Trust Series 2019-2A Class A2A 144A	2.57	2-15-2023	2,772,944	2,789,949
Wheels SPV LLC Series 2018-1A Class A2 144A	3.06	4-20-2027	494,498	498,034
World Omni Automobile Lease Southeast Series 2019-A Class A4	3.01	7-15-2024	1,710,000	1,741,823
Total Asset-Backed Securities (Cost $39,160,695)				38,802,094

Corporate Bonds and Notes : 35.75%
Communication Services : 4.91%
Diversified Telecommunication Services : 1.86%
AT&T Incorporated	3.95	1-15-2025	1,900,000	2,081,146
CyrusOne LP	2.90	11-15-2024	2,630,000	2,650,277
Level 3 Financing Incorporated	5.13	5-1-2023	1,000,000	998,750
T-Mobile USA Incorporated 144A	3.50	4-15-2025	2,000,000	2,141,740
				7,871,913

Entertainment : 0.49%
The Walt Disney Company	1.75	1-13-2026	2,000,000	2,058,904

Media : 2.40%
Charter Communications Operating LLC	3.58	7-23-2020	3,000,000	3,000,153
Fox Corporation 144A	4.03	1-25-2024	1,070,000	1,176,291
Interpublic Group Companies	3.75	2-15-2023	2,025,000	2,124,352
NBCUniversal Enterprise Incorporated 144A	5.25	12-31-2049	1,655,000	1,671,550
ViacomCBS Incorporated	4.75	5-15-2025	2,000,000	2,200,387
				10,172,733

2

Wells Fargo Short-Term Bond Fund	Portfolio of investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Wireless Telecommunication Services : 0.16%
Sprint Spectrum Company LLC 144A	3.36%	3-20-2023	$660,000	$662,884

Consumer Discretionary : 2.84%
Automobiles : 0.76%
Ford Motor Company	8.50	4-21-2023	845,000	876,434
General Motors Company	6.13	10-1-2025	2,150,000	2,349,184
				3,225,618

Household Durables : 0.87%
D.R. Horton Incorporated	4.75	2-15-2023	2,000,000	2,126,292
Lennar Corporation	4.75	11-15-2022	251,000	262,119
Lennar Corporation	6.25	12-15-2021	1,250,000	1,286,719
				3,675,130

Internet & Direct Marketing Retail : 0.36%
QVC Incorporated	5.13	7-2-2022	1,500,000	1,498,125

Multiline Retail : 0.55%
Macy’s Retail Holdings Incorporated	3.45	1-15-2021	2,405,000	2,332,850

Specialty Retail : 0.30%
Group 1 Automotive Incorporated	5.00	6-1-2022	1,300,000	1,274,000

Consumer Staples : 1.94%
Food & Staples Retailing : 0.50%
Cargill Incorporated 144A	1.38	7-23-2023	2,100,000	2,135,704

Food Products : 0.49%
Land O’Lakes Incorporated 144A	6.00	11-15-2022	2,000,000	2,054,920

Tobacco : 0.95%
BAT Capital Corporation	2.79	9-6-2024	2,350,000	2,446,300
Philip Morris International Incorporated	1.50	5-1-2025	1,535,000	1,566,698
				4,012,998

Energy : 4.26%
Oil, Gas & Consumable Fuels : 4.26%
Baker Hughes LLC	2.77	12-15-2022	1,360,000	1,408,555
BP Capital Markets America Incorporated	3.19	4-6-2025	2,000,000	2,169,885
Chevron Corporation	1.55	5-11-2025	2,000,000	2,061,536
Energy Transfer Partners LP	5.20	2-1-2022	2,060,000	2,145,766
EQT Corporation	3.00	10-1-2022	1,155,000	1,116,019
Marathon Petroleum Corporation	4.70	5-1-2025	2,500,000	2,754,204
Oneok Incorporated Company	5.85	1-15-2026	1,885,000	2,082,895
Phillips 66 Company	3.85	4-9-2025	2,000,000	2,200,765
Valero Energy Corporation	2.85	4-15-2025	2,000,000	2,102,586
				18,042,211

Financials : 14.49%
Banks : 4.64%
Bank of America NA (3 Month LIBOR +0.65%) ±	3.34	1-25-2023	4,000,000	4,158,296
Citibank NA (3 Month LIBOR +0.60%) ±	2.84	5-20-2022	2,000,000	2,035,053
Citizens Bank NA	2.25	4-28-2025	2,100,000	2,142,694
Credit Suisse New York	2.10	11-12-2021	1,115,000	1,137,489
Credit Suisse New York	2.95	4-9-2025	2,250,000	2,418,201
JPMorgan Chase & Company (U.S. SOFR +1.46%) ±	1.51	6-1-2024	3,000,000	3,021,082
JPMorgan Chase & Company (3 Month LIBOR +0.70%) ±	3.21	4-1-2023	1,080,000	1,121,965
PNC Bank (3 Month LIBOR +0.50%) ±	1.49	7-27-2022	2,500,000	2,494,528

3

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Short-Term Bond Fund

	Interest rate	Maturity date	Principal	Value
Banks (continued)
Synchrony Bank	3.65%	5-24-2021	$1,075,000	$1,089,864
				19,619,172

Capital Markets : 1.77%
Ameriprise Financial Services Incorporated	3.00	4-2-2025	2,000,000	2,147,616
Goldman Sachs Group Incorporated (3 Month LIBOR +0.82%) ±	2.88	10-31-2022	2,900,000	2,962,998
Morgan Stanley (U.S. SOFR +1.99%) ±	2.19	4-28-2026	2,305,000	2,367,994
				7,478,608

Consumer Finance : 3.39%
American Express Company	3.40	2-27-2023	1,120,000	1,192,951
BMW US Capital LLC 144A	3.90	4-9-2025	1,000,000	1,080,755
Daimler Finance North America LLC 144A	3.00	2-22-2021	2,850,000	2,860,496
Ford Motor Credit Company LLC	3.20	1-15-2021	1,335,000	1,312,973
Hyundai Capital America Company 144A	2.38	2-10-2023	1,695,000	1,673,309
Nissan Motor Acceptance Corporation 144A	3.88	9-21-2023	2,030,000	1,910,339
Volkswagen Group of America Incorporated 144A	3.35	5-13-2025	1,325,000	1,380,426
Volkswagen Group of America Incorporated 144A	2.70	9-26-2022	1,600,000	1,627,424
Western Union Company	2.85	1-10-2025	1,285,000	1,326,055
				14,364,728

Diversified Financial Services : 1.42%
National Securities Clearing Corporation 144A	1.50	4-23-2025	3,750,000	3,801,482
WEA Finance LLC 144A	3.25	10-5-2020	2,205,000	2,208,171
				6,009,653

Insurance : 3.27%
American International Group Incorporated	2.50	6-30-2025	2,045,000	2,115,317
Athene Global Funding 144A	2.50	1-14-2025	2,705,000	2,643,532
Axis Specialty Finance LLC	5.88	6-1-2020	1,794,000	1,794,000
Jackson National Life Global Company 144A	2.50	6-27-2022	5,000,000	5,100,074
OneBeacon US Holdings Incorporated	4.60	11-9-2022	2,075,000	2,197,347
				13,850,270

Health Care : 0.92%
Health Care Providers & Services : 0.92%
CVS Health Corporation	2.63	8-15-2024	1,520,000	1,605,150
Dignity Health	3.13	11-1-2022	2,255,000	2,294,881
				3,900,031

Industrials : 2.26%
Aerospace & Defense : 1.27%
Spirit AeroSystems Incorporated (3 Month LIBOR +0.80%) ±	1.54	6-15-2021	2,500,000	2,258,491
The Boeing Company	4.51	5-1-2023	2,000,000	2,066,058
The Boeing Company	4.88	5-1-2025	1,000,000	1,061,372
				5,385,921

Airlines : 0.23%
Delta Air Lines Incorporated	3.40	4-19-2021	1,000,000	962,512

Machinery : 0.51%
Deere & Company	2.75	4-15-2025	2,000,000	2,168,557

Professional Services : 0.25%
Equifax Incorporated	2.60	12-15-2025	1,000,000	1,038,767

4

Wells Fargo Short-Term Bond Fund	Portfolio of investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Information Technology : 1.23%
IT Services : 0.61%
Leidos Incorporated 144A	2.95%	5-15-2023	$500,000	$517,580
PayPal Holdings Incorporated	1.65	6-1-2025	2,000,000	2,048,443
				2,566,023

Semiconductors & Semiconductor Equipment : 0.36%
Microchip Technology Incorporated 144A	2.67	9-1-2023	1,525,000	1,532,293

Technology Hardware, Storage & Peripherals : 0.26%
The Dell International LLC / EMC Corporation 144A	5.85	7-15-2025	1,000,000	1,119,262

Materials : 1.03%
Chemicals : 0.52%
DuPont de Nemours Incorporated	4.21	11-15-2023	2,010,000	2,185,735

Metals & Mining : 0.03%
Freeport-McMoRan Incorporated	3.55	3-1-2022	152,000	153,520

Paper & Forest Products : 0.48%
Georgia Pacific LLC 144A	1.75	9-30-2025	2,000,000	2,042,759

Real Estate : 0.28%
Equity REITs : 0.28%
Omega Healthcare Investors Incorporated	4.95	4-1-2024	1,160,000	1,196,149

Utilities : 1.59%
Electric Utilities : 0.95%
DPL Incorporated	7.25	10-15-2021	855,000	878,513
Edison International	4.95	4-15-2025	1,000,000	1,089,682
NV Energy Incorporated	6.25	11-15-2020	2,000,000	2,047,422
				4,015,617

Independent Power & Renewable Electricity Producers : 0.31%
The AES Corporation	4.50	3-15-2023	1,300,000	1,324,440

Multi-Utilities : 0.33%
DTE Energy Company	2.53	10-1-2024	1,360,000	1,405,547

Total Corporate Bonds and Notes (Cost $147,312,489)				151,337,554

Municipal Obligations : 1.68%
Georgia : 0.25%
Health Revenue : 0.25%
Georgia Medical Center Hospital Authority Taxable Refunding Bond Columbus	4.88	8-1-2022	1,000,000	1,050,020

Illinois : 0.15%
Tax Revenue : 0.15%
Chicago IL Retiree Health Series B	6.30	12-1-2021	600,000	622,578

Indiana : 0.30%
Education Revenue : 0.30%
Indiana Secondary Market for Education Loans Incorporated (1 Month LIBOR +0.80%) ±	0.97	2-25-2044	1,315,799	1,291,470

5

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Short-Term Bond Fund

	Interest rate	Maturity date	Principal	Value
New Jersey : 0.47%
Transportation Revenue : 0.47%
New Jersey Transportation Trust Fund Authority System Series B	2.55%	6-15-2023	$2,000,000	$1,995,620

New York : 0.19%
Transportation Revenue : 0.19%
New York Metropolitan Transportation Authority BAN	4.00	2-1-2022	795,000	797,377

Pennsylvania : 0.22%
Miscellaneous Revenue : 0.22%
Philadelphia PA IDA Pension Funding Series B (Ambac Insured) ¤	0.00	4-15-2021	970,000	947,583

Rhode Island : 0.10%
Industrial Development Revenue : 0.10%
Rhode Island EDA (AGM Insured)	7.75	11-1-2020	400,000	408,084

Total Municipal Obligations (Cost $7,065,449)				7,112,732

Non-Agency Mortgage-Backed Securities : 24.86%
Angel Oak Mortgage Trust I LLC Series 2019-3 Class A1 144A±±	2.93	5-25-2059	686,519	690,039
Barclays Commercial Mortgage Trust Series 2015-STP Class A 144A	3.32	9-10-2028	1,426,788	1,426,194
Bayview Opportunity Master Fund IVA Trust Series 2017-RT5 Class A 144A±±	3.50	5-28-2069	3,096,391	3,146,177
Benefit Street Partners CLO Limited Series 2014-IVA Class A1RR (3 Month LIBOR +1.25%) 144A±	2.39	1-20-2029	2,300,000	2,286,147
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1 144A	2.72	11-25-2059	1,635,157	1,646,069
Cascade Funding Mortgage Trust Series 2018- RM2 Class A 144A±±	4.00	10-25-2068	433,802	445,704
CCG Receivables Trust LLC Series 2018-1 Class A2 144A	2.50	6-16-2025	436,219	437,833
CD Commercial Mortgage Trust Series 2017-CD3 Class A1	1.97	2-10-2050	636,456	638,202
CGDBB Commercial Mortgage Trust Series 2017-BIOC Class A (1 Month LIBOR +0.79%) 144A±	0.97	7-15-2032	2,603,599	2,551,930
Citigroup Commercial Mortgage Trust Series 2016-P5 Class A2	2.40	10-10-2049	128,000	128,136
Citigroup Commercial Mortgage Trust Series 2017-MDRB Class A (1 Month LIBOR +1.10%) 144A±	1.28	7-15-2030	805,175	760,764
Colt Funding LLC Series 2018-3 Class A1 144A±±	3.69	10-26-2048	633,286	641,448
Colt Funding LLC Series 2019-1 Class A1 144A±±	3.71	3-25-2049	1,210,619	1,216,821
Commercial Mortgage Trust Series 2012-CR1 Class ASB	3.05	5-15-2045	1,161,252	1,174,511
Commercial Mortgage Trust Series 2012-CR4 Class A	3.25	10-15-2045	2,000,000	2,019,494
Commercial Mortgage Trust Series 2014-CR14 Class B ±±	4.62	2-10-2047	680,000	703,136
Commercial Mortgage Trust Series 2014-LC17 Class A2	3.16	10-10-2047	211,612	212,579
Commercial Mortgage Trust Series 2015-DC1 Class A3	3.22	2-10-2048	1,500,000	1,530,290
ContiMortgage Home Equity Trust Series 1996-2 Class IO ±± (c)	0.00	7-15-2027	558,231	8,494
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±±	3.60	6-19-2031	92,538	87,791
Credit Suisse Mortgage Trust Series 2019-SKLZ Class A (1 Month LIBOR +1.25%) 144A±	1.43	1-15-2034	1,400,000	1,314,878
Credit Suisse Mortgage Trust Series 2020-AFC1 Class A3 144A±±	2.51	2-25-2050	2,619,705	2,608,836
Crown Point Limited Series 2018-6A Class A1 (3 Month LIBOR +1.17%) 144A±	2.31	10-20-2028	2,325,484	2,290,892
CSAIL Commercial Mortgage Trust Series 2016-C5 Class A4	3.49	11-15-2048	2,430,000	2,547,983
CSAIL Commercial Mortgage Trust Series 2019-C15 Class A1	2.99	3-15-2052	355,198	360,422
DBWF Mortgage Trust Series 2018-GLKS Class A (1 Month LIBOR +1.03%) 144A±	1.20	12-19-2030	550,000	513,496
Deephaven Residential Mortgage Series 2018-2A Class A1 144A±±	3.48	4-25-2058	2,312,101	2,334,319
Deephaven Residential Mortgage Series 2019-4A Class A1 144A±±	2.79	10-25-2059	1,160,216	1,161,101
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC2A Class A4 144A	4.54	7-10-2044	704,369	715,905

6

Wells Fargo Short-Term Bond Fund	Portfolio of investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
DLL Securitization Trust Series 2019-MT3 Class A1 144A	2.06%	10-20-2020	$176,966	$177,118
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (1 Month LIBOR +1.13%) ±	1.31	9-25-2033	235,666	224,006
FWD Securitization Trust Class 2020-INV1 Class A3 144A±±	2.44	1-25-2050	2,689,832	2,618,476
GCAT Series 2019-NQM1 Class A1 144A	2.99	2-25-2059	2,132,753	2,181,365
GCAT Series 2019-NQM2 Class A1 144A	2.86	9-25-2059	1,877,788	1,919,653
Golden National Mortgage Asset-Backed Certificates Series 1998-GN1 Class M2	1.00	2-25-2027	34,322	34,023
Goldman Sachs Mortgage Securities Trust Series 2011-GC5 Class A3	3.82	8-10-2044	903,532	909,606
Goldman Sachs Mortgage Securities Trust Series 2012-ALOH Class A 144A	3.55	4-10-2034	2,414,000	2,436,694
Goldman Sachs Mortgage Securities Trust Series 2013-G1 Class A2 144A±±	3.56	4-10-2031	530,140	497,489
Goldman Sachs Mortgage Securities Trust Series 2014-GC22 Class A3	3.52	6-10-2047	3,031,556	3,071,395
Goldman Sachs Mortgage Securities Trust Series 2016-GS3 Class A1	1.43	10-10-2049	526,445	526,199
Goldman Sachs Mortgage Securities Trust Series 2019-PJ1 Class A6 144A±±	4.00	8-25-2049	302,443	305,256
GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A±±	8.00	9-19-2027	139,374	133,868
Homeward Opportunities Fund I Trust Series 2019-1 Class A1 144A±±	3.45	1-25-2059	1,361,215	1,373,459
Hospitality Mortgage Trust Series 2019 Class A (1 Month LIBOR +1.00%) 144A±	1.18	11-15-2036	1,770,321	1,638,365
InTown Hotel Portfolio Trust Series 2018-STAY (1 Month LIBOR +0.70%) 144A±	0.88	1-15-2033	550,000	519,741
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C8 Class A3	2.83	10-15-2045	2,272,322	2,316,907
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class A4	2.69	4-15-2046	1,608,504	1,644,656
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-PHH Class A (1 Month LIBOR +0.91%) 144A±	1.09	6-15-2035	566,915	525,049
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-MFP Class A (1 Month LIBOR +0.96%) 144A±	1.14	7-15-2036	2,500,000	2,365,298
KKR Financial Holdings LLC (3 Month LIBOR +1.34%) 144A±	2.56	4-15-2029	2,250,000	2,218,946
Lendmark Funding Trust Series 2018-1A Class A 144A	3.81	12-21-2026	1,855,000	1,779,456
Lendmark Funding Trust Series 2018-2A Class A 144A	4.23	4-20-2027	160,000	154,662
Lendmark Funding Trust Series 2019-2A Class A 144A	2.78	4-20-2028	3,000,000	2,728,172
LoanCore Limited Series 2018-CRE1 Class A (1 Month LIBOR +1.13%) 144A±	1.31	5-15-2028	2,000,000	1,931,250
Master Mortgages Trust Series 2002-3 Class 4A1 ±±	3.93	10-25-2032	1,019	964
Mello Warehouse Securitization Series 2018-W1 Class A (1 Month LIBOR +0.85%) 144A±	1.02	11-25-2051	1,333,333	1,328,218
Mello Warehouse Securitization Series 2019-1 Class A (1 Month LIBOR +0.80%) 144A±	0.97	6-25-2052	2,240,000	2,222,185
Morgan Stanley Capital I Trust Series 2016-C30 Class A1	1.39	9-15-2049	705,588	704,818
New Residential Mortgage Loan Trust Series 2018-NQM1 Class A1 144A±±	3.99	11-25-2048	1,076,357	1,103,175
Oaktree CLO Limited Series 15-1A Class A1R (3 Month LIBOR +0.87%) 144A±	2.01	10-20-2027	1,400,293	1,385,653
Ondeck Asset Securitization Trust LLC Series 2018-1A Class A 144A	3.50	4-18-2022	1,882,877	1,883,820
Palmer Square Loan Funding Limited Series 2018-4A Class A1 (3 Month LIBOR +0.90%) 144A±	1.29	11-15-2026	1,060,903	1,057,698
ReadyCap Commercial Mortgage Trust Series 2019-5 Class A 144A	3.78	2-25-2052	1,210,093	1,178,181
Regatta II Funding LP Series 2013-2A Class A1R2 (3 Month LIBOR +1.25%) 144A±	2.47	1-15-2029	2,925,000	2,887,209
Salem Fields CLO Limited Series 2016-2A Class A (3 Month LIBOR +1.15%) 144A±	2.94	10-25-2028	1,800,000	1,774,771
Shackleton CLO Limited Series 2019-15A Class A (3 Month LIBOR +1.25%) 144A±	3.15	1-15-2030	1,160,000	1,141,746
Starwood Mortgage Residential Trust Series 2019-1 Class A1 144A±±	2.94	6-25-2049	1,372,586	1,383,903
Starwood Mortgage Residential Trust Series 2020-1 Class A3 144A±±	2.56	2-25-2050	1,452,077	1,432,437

7

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Short-Term Bond Fund

	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
TCW CLO 2017-1 Limited Series 2017-1A Class BR (3 Month LIBOR +1.55%) 144A±	2.39%	7-29-2029	$2,255,000	$2,205,050
TCW CLO 2019-1 AMR Limited Series 2019-1A Class A (3 Month LIBOR +1.07%) 144A±	1.46	2-15-2029	1,715,000	1,698,202
Towd Point Mortgage Trust Series 2015-4 Class A2 144A±±	3.75	4-25-2055	1,245,000	1,286,130
Towd Point Mortgage Trust Series 2017-1 Class A1 144A±±	2.75	10-25-2056	3,095,828	3,140,446
Towd Point Mortgage Trust Series 2017-4 Class A1 144A±±	2.75	6-25-2057	1,040,510	1,061,798
Towd Point Mortgage Trust Series 2019- MH1 Class A1 144A±±	3.00	11-25-2058	813,420	832,470
Towd Point Mortgage Trust Series 2019-SJ3 Class A1 144A±±	3.00	11-25-2059	1,911,026	1,923,189
UBS Commercial Mortgage Trust Series 2018-NYCH Class A (1 Month LIBOR +0.85%) 144A±	1.03	2-15-2032	1,680,000	1,535,096
Vendee Mortgage Trust Series 2011-1 Class DA	3.75	2-15-2035	499,545	509,397
Verus Securitization Trust Series 2019-1 Class A1 144A±±	3.40	12-25-2059	1,554,867	1,577,366
Wilshire Funding Corporation Series 1996-3 Class M2 ±±	7.09	8-25-2032	79,585	81,270
Wilshire Funding Corporation Series 1996-3 Class M3 ±±	7.09	8-25-2032	74,454	70,807
Wilshire Funding Corporation Series 1998-2 Class M1 ±±	2.00	12-28-2037	7,784	7,703
Total Non-Agency Mortgage-Backed Securities (Cost $106,377,906)				105,244,402

U.S. Treasury Securities : 4.53%
U.S. Treasury Note	0.25	4-15-2023	17,000,000	17,031,875
U.S. Treasury Note	0.38	4-30-2025	2,125,000	2,132,222
Total U.S. Treasury Securities (Cost $19,131,528)				19,164,097

Yankee Corporate Bonds and Notes : 15.85%
Communication Services : 0.57%
Interactive Media & Services : 0.57%
Tencent Holdings Limited 144A	3.28	4-11-2024	2,310,000	2,438,279

Consumer Discretionary : 1.22%
Auto Components : 0.60%
Toyota Industries Corporation 144A	3.11	3-12-2022	2,460,000	2,530,353

Household Durables : 0.62%
Panasonic Corporation 144A	2.54	7-19-2022	2,600,000	2,645,840

Energy : 0.45%
Oil, Gas & Consumable Fuels : 0.45%
Equinor ASA	1.75	1-22-2026	1,880,000	1,920,161

Financials : 10.57%
Banks : 9.11%
ANZ New Zealand International Company 144A	1.90	2-13-2023	2,200,000	2,239,835
Banco Bradesco 144A	2.85	1-27-2023	745,000	728,238
Banco Internacional del Peru SAA Interbank 144A	3.38	1-18-2023	1,305,000	1,342,845
Bank of New Zealand 144A	2.00	2-21-2025	1,835,000	1,880,283
Bank of Nova Scotia	1.63	5-1-2023	3,000,000	3,054,162
Banque Federative du Credit Mutuel SA 144A	2.13	11-21-2022	3,135,000	3,184,941
Central American Bank 144A	2.00	5-6-2025	2,410,000	2,426,870
Cooperatieve Rabobank U.A.	2.75	1-10-2022	3,000,000	3,101,501
Corporación Andina de Fomento	2.13	9-27-2021	3,000,000	3,009,540
Danske Bank A/S 144A	5.00	1-12-2022	1,405,000	1,472,057
Global Bank Corporation 144A	4.50	10-20-2021	470,000	477,990
Lloyds Banking Group plc (3 Month LIBOR +1.25%) ±	2.86	3-17-2023	2,000,000	2,039,465
Mizuho Financial Group (3 Month LIBOR +0.98%) ±	2.84	7-16-2025	1,000,000	1,035,684
Nordea Bank AB 144A	3.75	8-30-2023	2,000,000	2,123,943
Royal Bank of Scotland Group plc (1 Year Treasury Constant Maturity +2.15%) ±	2.36	5-22-2024	1,000,000	1,009,902
Sumitomo Mitsui Financial Group (3 Month LIBOR +0.80%) ±	1.98	10-16-2023	2,000,000	1,956,000

8

Wells Fargo Short-Term Bond Fund	Portfolio of investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks (continued)
Sumitomo Mitsui Financial Group	2.70%	7-16-2024	$2,510,000	$2,626,937
Svenska Handelsbanken AB	1.88	9-7-2021	2,500,000	2,542,842
UniCredit SpA 144A	6.57	1-14-2022	2,220,000	2,313,763
				38,566,798

Diversified Financial Services : 0.81%
NatWest Markets plc 144A	2.38	5-21-2023	1,375,000	1,386,793
UBS AG 144A	1.75	4-21-2022	2,000,000	2,032,720
				3,419,513

Insurance : 0.65%
Sompo International Holdings Limited	4.70	10-15-2022	2,628,000	2,744,227

Health Care : 0.81%
Pharmaceuticals : 0.81%
Bausch Health Companies Incorporated 144A	6.50	3-15-2022	1,000,000	1,017,300
Perrigo Company plc	4.00	11-15-2023	323,000	329,038
Perrigo Finance Unlimited Company	3.50	3-15-2021	1,065,000	1,066,284
Shire Acquisitions Investment Ireland Limited	2.40	9-23-2021	980,000	999,620
				3,412,242

Industrials : 0.92%
Semiconductors & Semiconductor Equipment : 0.49%
NXP BV 144A	2.70	5-1-2025	2,000,000	2,062,610

Transportation Infrastructure : 0.43%
Asciano Finance Limited 144A	4.63	9-23-2020	1,821,000	1,834,593

Materials : 0.67%
Chemicals : 0.67%
Park Aerospace Holdings Company 144A	5.25	8-15-2022	885,000	781,044
Syngenta Finance NV 144A	4.44	4-24-2023	2,000,000	2,052,521
				2,833,565

Utilities : 0.64%
Electric Utilities : 0.64%
Enel Finance International NV 144A	4.25	9-14-2023	2,500,000	2,696,960

Total Yankee Corporate Bonds and Notes (Cost $65,566,225)				67,105,141

Yankee Government Bonds : 0.53%
United Mexican States	3.90	4-27-2025	2,120,000	2,233,420

Yankee Government Bonds (Cost $2,099,023)				2,233,420

			Shares
Exchange-Traded Funds : 2.59%
Invesco Bulletshares 2021 Corporate Bond			481,330	10,964,697
Total Exchange-Traded Funds (Cost $11,096,534)				10,964,697

	Yield
Short-Term Investments : 1.10%
Investment Companies : 1.10%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.12		4,648,375	4,648,375

9

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Short-Term Bond Fund

		Value
Total Short-Term Investments (Cost $4,648,375)		4,648,375

Total investments in securities (Cost $415,103,345)	99.19%	419,890,981
Other assets and liabilities, net	0.81	3,409,054

Total net assets	100.00%	$423,300,035

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

¤	The security is issued in zero coupon form with no periodic interest payments.
(c)

Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
BAN	Bond anticipation notes
EDA	Economic Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate

10

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	670	9-30-2020	$147,919,276	$147,965,313	$46,037	$0
Short
5-Year U.S. Treasury Notes	(652)	9-30-2020	(81,743,890)	(81,907,500)	0	(163,610)

					$46,037	$(163,610)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC*	1,285,334	13,342,108	(14,627,442)	0	$0
Wells Fargo Government Money Market Fund Select Class	9,958,213	255,459,417	(260,769,255)	4,648,375	4,648,375

					$4,648,375	1.10%

*	No longer held at the end of the period

Wells Fargo Short-Term Bond Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$13,278,469	$0	$13,278,469
Asset-backed securities		38,802,094	0	38,802,094
Corporate bonds and notes		151,337,554	0	151,337,554
Exchange- traded funds	10,964,697	0	0	10,964,697
Municipal obligations		7,112,732	0	7,112,732
Non-agency mortgage-backed securities		105,244,402	0	105,244,402
U.S. Treasury securities	19,164,097	0	0	19,164,097
Yankee corporate bonds and notes		67,105,141	0	67,105,141
Yankee government bonds		2,233,420	0	2,233,420
Short-term investments
Investment companies	4,648,375		0	4,648,375

	34,777,169	385,113,812	0	419,890,981
Futures contracts	46,037	0	0	46,037

Total assets	$34,823,206	$385,113,812	$0	$419,937,018

Liabilities
Futures contracts	$163,610	$0	$0	$163,610

Total liabilities	$163,610	$0	$0	$163,610

Additional sector, industry or geographic detail is included in the Portfolio of Investments

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of May 31, 2020, the Fund had segregated $670,815 as cash collateral for these open futures contracts.

For the nine months ended May 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 67.39%
Communication Services : 8.73%
Diversified Telecommunication Services : 2.72%
CenturyLink Incorporated Series W	6.75%	12-1-2023	$7,000,000	$7,599,410
CenturyLink Incorporated	6.45	6-15-2021	3,130,000	3,216,075
CommScope Holding Company Incorporated 144A	5.50	3-1-2024	2,020,000	2,077,469
Level 3 Financing Incorporated	5.38	1-15-2024	3,390,000	3,432,375
Level 3 Financing Incorporated	5.38	5-1-2025	3,515,000	3,610,995
				19,936,324

Media : 4.06%
CSC Holdings LLC	6.75	11-15-2021	900,000	948,177
DISH DBS Corporation	5.88	7-15-2022	4,835,000	4,969,026
DISH DBS Corporation	6.75	6-1-2021	4,030,000	4,110,600
Lamar Media Corporation	5.00	5-1-2023	5,115,000	5,134,181
Nielsen Finance LLC 144A	5.00	4-15-2022	600,000	599,070
Sirius XM Radio Incorporated 144A	3.88	8-1-2022	13,950,000	13,984,875
				29,745,929

Wireless Telecommunication Services : 1.95%
Sprint Corporation	7.88	9-15-2023	4,080,000	4,630,800
T-Mobile USA Incorporated	4.00	4-15-2022	9,442,000	9,701,655
				14,332,455

Consumer Discretionary : 11.65%
Auto Components : 1.22%
Allison Transmission Incorporated 144A	5.00	10-1-2024	8,885,000	8,951,638

Automobiles : 0.28%
Ford Motor Company	8.50	4-21-2023	1,970,000	2,043,284

Hotels, Restaurants & Leisure : 0.77%
MGM Resorts International	7.75	3-15-2022	3,455,000	3,596,137
Royal Caribbean Cruises Limited 144A	11.50	6-1-2025	1,920,000	2,035,873
				5,632,010

Household Durables : 2.46%
KB Home	7.50	9-15-2022	8,055,000	8,820,225
Newell Brands Incorporated	4.35	4-1-2023	6,973,000	7,164,758
Pulte Group Incorporated	4.25	3-1-2021	2,030,000	2,060,653
				18,045,636

Internet & Direct Marketing Retail : 1.34%
QVC Incorporated	4.38	3-15-2023	6,070,000	5,918,250
QVC Incorporated	5.13	7-2-2022	3,905,000	3,900,119
				9,818,369

Multiline Retail : 1.08%
Macy’s Incorporated 144A%%	8.38	6-15-2025	5,525,000	5,600,969
Macy’s Retail Holdings Incorporated	3.45	1-15-2021	2,365,000	2,294,050
				7,895,019

1

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Short-Term High Yield Bond Fund

	Interest rate	Maturity date	Principal	Value
Specialty Retail : 4.00%
Group 1 Automotive Incorporated	5.00%	6-1-2022	$10,865,000	$10,647,700
L Brands Incorporated	6.63	4-1-2021	7,805,000	7,765,975
Penske Auto Group Incorporated	5.75	10-1-2022	10,920,000	10,947,300
				29,360,975

Textiles, Apparel & Luxury Goods : 0.50%
Levi Strauss & Company 144A	5.00	5-1-2025	3,625,000	3,697,500

Consumer Staples : 2.89%
Food Products : 1.25%
Albertsons Cos/safeway Company	6.63	6-15-2024	8,895,000	9,197,430

Personal Products : 1.64%
Edgewell Personal Care Company	4.70	5-19-2021	10,774,000	11,193,109
Edgewell Personal Care Company	4.70	5-24-2022	785,000	808,550
				12,001,659

Energy : 10.80%
Oil, Gas & Consumable Fuels : 10.80%
Apache Corporation	3.25	4-15-2022	2,560,000	2,459,558
Buckeye Partners LP 144A	4.13	3-1-2025	1,360,000	1,334,500
Crestwood Midstream Partners LP	6.25	4-1-2023	5,620,000	5,353,050
DCP Midstream Operating LP 144A	4.75	9-30-2021	4,660,000	4,566,800
NuStar Logistics LP	4.80	9-1-2020	5,365,000	5,408,591
Occidental Petroleum Corporation	4.10	2-1-2021	6,830,000	6,693,400
Rockies Express Pipeline LLC 144A	3.60	5-15-2025	4,625,000	4,197,188
Sabine Pass Liquefaction LLC	5.63	2-1-2021	2,000,000	2,039,781
Southern Star Central Corporation 144A	5.13	7-15-2022	11,095,000	11,098,329
Suburban Propane Partners LP	5.50	6-1-2024	9,025,000	9,115,250
Sunoco LP	4.88	1-15-2023	2,755,000	2,795,471
Tallgrass Energy Partners LP 144A	4.75	10-1-2023	9,565,000	9,349,788
Targa Resources Partners LP	4.25	11-15-2023	9,345,000	9,136,513
Western Gas Partners LP	4.00	7-1-2022	3,305,000	3,249,212
Western Gas Partners LP	5.38	6-1-2021	2,452,000	2,421,350
				79,218,781

Financials : 11.21%
Banks : 1.23%
CIT Group Incorporated	5.00	8-15-2022	9,000,000	9,022,500

Capital Markets : 1.03%
Blue Cube Spinco Incorporated	10.00	10-15-2025	7,185,000	7,571,840

Consumer Finance : 5.73%
Ford Motor Credit Company LLC	3.34	3-18-2021	3,605,000	3,544,436
Ford Motor Credit Company LLC	5.60	1-7-2022	4,840,000	4,827,900
Ford Motor Credit Company LLC	5.88	8-2-2021	3,960,000	3,969,900
General Motors Financial Company Incorporated	4.20	3-1-2021	8,870,000	8,958,951
General Motors Financial Company Incorporated	4.20	11-6-2021	1,930,000	1,957,936
Navient Corporation	5.00	10-26-2020	4,950,000	4,875,750
Springleaf Finance Corporation	6.13	3-15-2024	2,500,000	2,425,750
Springleaf Finance Corporation	7.75	10-1-2021	11,145,000	11,423,625
				41,984,248

Diversified Financial Services : 0.96%
LPL Holdings Incorporated 144A	5.75	9-15-2025	6,745,000	7,012,372

2

Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance : 0.64%
Genworth Holdings Incorporated	7.63%	9-24-2021	$5,110,000	$4,721,589

Mortgage REITs : 0.63%
Starwood Property Trust Incorporated	5.00	12-15-2021	4,740,000	4,645,200

Thrifts & Mortgage Finance : 0.99%
Ladder Capital Finance Holdings LP 144A	5.25	3-15-2022	7,785,000	7,278,975

Health Care : 6.09%
Health Care Providers & Services : 6.09%
Centene Corporation	4.75	1-15-2025	3,375,000	3,484,688
HCA Incorporated	5.88	5-1-2023	4,365,000	4,745,715
HealthSouth Corporation	5.13	3-15-2023	7,545,000	7,582,725
Magellan Health Incorporated	4.90	9-22-2024	4,710,000	4,804,200
MEDNAX Incorporated 144A	5.25	12-1-2023	8,890,000	8,712,200
Molina Healthcare Incorporated	5.38	11-15-2022	6,800,000	7,041,740
Tenet Healthcare Corporation	4.63	7-15-2024	5,485,000	5,553,563
Universal Health Services Incorporated 144A	4.75	8-1-2022	2,700,000	2,700,000
				44,624,831

Industrials : 5.97%
Airlines : 0.65%
American Airlines Group Company 144A	5.00	6-1-2022	5,330,000	3,091,400
United Continental Holdings Incorporated	4.25	10-1-2022	2,100,000	1,685,250
				4,776,650

Commercial Services & Supplies : 2.16%
ADT Corporation	6.25	10-15-2021	9,025,000	9,333,023
Aramark Services Incorporated 144A	6.38	5-1-2025	1,305,000	1,366,061
Mobile Mini Incorporated	5.88	7-1-2024	5,040,000	5,166,000
				15,865,084

Construction & Engineering : 1.64%
Great Lakes Dredge & Dock Corporation	8.00	5-15-2022	8,980,000	9,159,600
Taylor Morrison Communities Incorporated 144A	5.88	4-15-2023	2,870,000	2,862,825
				12,022,425

Electronic Equipment, Instruments & Components : 0.18%
Wesco Distribution Incorporated Company 144A%%	7.13	6-15-2025	1,285,000	1,285,000

Trading Companies & Distributors : 1.34%
Fortress Transportation & Infrastructure Investors LLC 144A	6.75	3-15-2022	10,600,000	9,811,148

Information Technology : 2.43%
IT Services : 1.17%
Cardtronics Incorporated 144A	5.50	5-1-2025	9,135,000	8,586,900

Software : 0.44%
NortonLifeLock Incorporated 144A	5.00	4-15-2025	3,135,000	3,197,700

Technology Hardware, Storage & Peripherals : 0.82%
Dell International LLC 144A	5.88	6-15-2021	1,436,000	1,436,431

3

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Short-Term High Yield Bond Fund

	Interest rate	Maturity date	Principal	Value
Technology Hardware, Storage & Peripherals (continued)
Dell International LLC 144A	7.13%	6-15-2024	$4,400,000	$4,567,728
				6,004,159

Materials : 2.02%
Chemicals : 0.32%
Chemours Company	6.63	5-15-2023	2,370,000	2,375,925

Containers & Packaging : 1.05%
Owens-Brockway Glass Container Incorporated 144A	5.00	1-15-2022	1,120,000	1,128,400
Sealed Air Corporation 144A	5.13	12-1-2024	1,330,000	1,439,339
Sealed Air Corporation 144A	5.25	4-1-2023	4,835,000	5,088,838
				7,656,577

Metals & Mining : 0.65%
Freeport-McMoRan Incorporated	3.88	3-15-2023	3,650,000	3,678,908
Freeport-McMoRan Incorporated	3.55	3-1-2022	1,105,000	1,116,050
				4,794,958

Real Estate : 2.15%
Equity REITs : 1.29%
CoreCivic Incorporated	4.63	5-1-2023	6,812,000	6,607,640
CoreCivic Incorporated	5.00	10-15-2022	970,000	950,600
SBA Communications Corporation	4.00	10-1-2022	1,885,000	1,911,315
				9,469,555

Real Estate Management & Development : 0.86%
Realogy Group LLC 144A	5.25	12-1-2021	6,615,000	6,317,325

Utilities : 3.45%
Electric Utilities : 0.85%
DPL Incorporated	7.25	10-15-2021	3,490,000	3,585,975
NextEra Energy Operating Partners LP 144A	4.25	7-15-2024	2,575,000	2,658,688
				6,244,663

Independent Power & Renewable Electricity Producers : 2.60%
TerraForm Power Operating LLC 144A	4.25	1-31-2023	13,968,000	14,212,440
The AES Corporation	4.50	3-15-2023	4,760,000	4,849,488
				19,061,928

Total Corporate Bonds and Notes (Cost $502,492,844)				494,208,561

Loans : 17.61%
Communication Services : 4.23%
Media : 3.52%
CSC Holdings LLC (1 Month LIBOR +2.25%) ±	2.43	1-15-2026	2,444,063	2,350,113
CSC Holdings LLC (1 Month LIBOR +2.50%) ±	2.68	4-15-2027	10,897,059	10,495,285
Diamond Sports Group LLC (1 Month LIBOR +3.25%) ±	3.42	8-24-2026	9,950,000	8,519,688

4

Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media (continued)
Virgin Media Bristol LLC (1 Month LIBOR +2.50%) ±	2.68%	1-31-2028	$4,615,000	$4,468,843
				25,833,929

Wireless Telecommunication Services : 0.71%
SBA Senior Finance II LLC (1 Month LIBOR +1.75%) ±	1.93	4-11-2025	5,320,182	5,167,812

Consumer Discretionary : 0.39%
Specialty Retail : 0.39%
Sally Beauty Holdings Incorporated (1 Month LIBOR +2.25%) ±‡	2.43	7-5-2024	3,043,299	2,860,701

Energy : 0.93%
Oil, Gas & Consumable Fuels : 0.93%
Apergy Corporation <	0.00	5-29-2027	945,000	897,750
Buckeye Partners LP (1 Month LIBOR +2.75%) ±	3.12	11-1-2026	6,120,000	5,936,400
				6,834,150

Financials : 2.14%
Consumer Finance : 1.24%
TransUnion LLC (1 Month LIBOR +1.75%) ±	1.92	11-16-2026	9,391,392	9,084,199

Diversified Financial Services : 0.90%
Delos Finance SARL (3 Month LIBOR +1.75%) ±	3.20	10-6-2023	6,905,500	6,590,471
				6,590,471

Health Care : 1.12%
Health Care Providers & Services : 1.12%
HCA Incorporated (1 Month LIBOR +1.75%) ±	1.92	3-18-2026	3,171,445	3,106,303
Select Medical Corporation (1 Month LIBOR +2.50%) ±	2.67	3-6-2025	5,319,589	5,120,104
				8,226,407

Industrials : 6.76%
Aerospace & Defense : 0.78%
Rexnord LLC (1 Month LIBOR +1.75%) ±	1.92	8-21-2024	5,781,250	5,696,323

Airlines : 0.39%
United Airlines Incorporated (1 Month LIBOR +1.75%) ±	1.92	4-1-2024	3,293,500	2,898,280

Building Products : 0.90%
Flex Acquisition Company (3 Month LIBOR +3.00%) ±‡	4.00	12-29-2023	7,000,000	6,597,500

Commercial Services & Supplies : 3.51%
Advanced Disposal Services Incorporated (1 Month LIBOR +2.25%) ±	3.00	11-10-2023	11,781,996	11,673,012
Aramark Services Incorporated (1 Month LIBOR +1.75%) ±	1.92	3-28-2024	3,736,782	3,563,956
Aramark Services Incorporated (1 Month LIBOR +1.75%) ±	1.92	3-11-2025	7,611,734	7,236,856

5

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Short-Term High Yield Bond Fund

	Interest rate	Maturity date	Principal	Value
Commercial Services & Supplies (continued)
KAR Auction Services Incorporated (1 Month LIBOR +2.25%) ±‡	2.44%	9-19-2026	$3,445,011	$3,289,986
				25,763,810

Machinery : 0.56%
Columbus McKinnon Corporation (3 Month LIBOR +2.50%) ±‡	3.95	1-31-2024	4,326,774	4,132,069

Road & Rail : 0.62%
Genesee & Wyoming Incorporated (3 Month LIBOR +2.00%) ±	3.45	12-30-2026	4,620,000	4,515,218

Information Technology : 1.12%
Semiconductors & Semiconductor Equipment : 1.12%
ON Semiconductor Corporation (1 Month LIBOR +2.00%) ±	2.17	9-19-2026	8,415,959	8,175,767

Materials : 0.92%
Chemicals : 0.92%
Ineos US Finance LLC (1 Month LIBOR +2.00%) ±	2.17	4-1-2024	7,064,145	6,769,782

Total Loans (Cost $135,329,078)				129,146,418

Non-Agency Mortgage-Backed Securities : 0.00%
Salomon Brothers Mortgage Securities VII Series 1994-5 Class B2 ±±	4.26	4-25-2024	19,211	17,578
Total Non-Agency Mortgage-Backed Securities (Cost $19,025)				17,578

Yankee Corporate Bonds and Notes : 9.49%
Communication Services : 0.93%
Media : 0.93%
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	6,800,000	6,808,500

Consumer Discretionary : 0.92%
Hotels, Restaurants & Leisure : 0.92%
International Game Technology plc 144A	6.25	2-15-2022	6,580,000	6,715,219

Energy : 1.48%
Energy Equipment & Services : 1.48%
Alcoa Nederland Holding Company BV 144A	6.75	9-30-2024	10,705,000	10,865,575

Health Care : 3.81%
Pharmaceuticals : 3.81%
Bausch Health Companies Incorporated 144A	6.50	3-15-2022	14,000,000	14,242,200
Teva Pharmaceutical Finance BV	2.20	7-21-2021	3,800,000	3,725,710
Teva Pharmaceutical Finance BV	2.80	7-21-2023	7,385,000	6,978,825
Teva Pharmaceutical Finance BV	3.65	11-10-2021	3,000,000	2,955,000
				27,901,735

Materials : 2.35%
Chemicals : 1.12%
Park Aerospace Holdings Company 144A	5.25	8-15-2022	9,305,000	8,211,997

Metals & Mining : 1.23%
FMG Resources Proprietary Limited 144A	4.75	5-15-2022	8,909,000	9,047,535

6

Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments — May 31, 2020 (unaudited)

		Yield	Shares	Value
Total Yankee Corporate Bonds and Notes (Cost $70,166,029)				$69,550,561

Short-Term Investments : 2.58%
Investment Companies : 2.58%
Wells Fargo Government Money Market Fund Select Class (l)(u)##		0.12%	18,930,110	18,930,110

Total Short-Term Investments (Cost $18,930,110)				18,930,110

Total investments in securities (Cost $726,937,086)	97.07%			711,853,228
Other assets and liabilities, net	2.93			21,505,546

Total net assets	100.00%			$733,358,774

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is purchased on a when-issued basis.
±	Variable rate investment. The rate shown is the rate in effect at period end.
<	All or a portion of the position represents an unfunded loan commitment.
‡	Security is valued using significant unobservable inputs.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities and/or unfunded loans.

Abbreviations:

LIBOR	London Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.

7

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC*	5,730,371	24,563,680	(30,294,051)	0	$0
Wells Fargo Government Money Market Fund Select Class	47,797,221	492,202,752	(521,069,863)	18,930,110	18,930,110

					$18,930,110	2.58%

*	No longer held at the end of the period

Wells Fargo Short-Term High Yield Fund (the “Fund”)

Notes to Portfolio of investments – May, 31 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of May 31, 2020, the Fund had unfunded loan commitments of $893,025.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$0	$494,208,561	$0	$494,208,561
Loans	0	112,266,162	16,880,256	129,146,418
Non-agency mortgage-backed securities	0	17,578	0	17,578
Yankee corporate bonds and notes	0	69,550,561	0	69,550,561
Short-term investments
Investment companies	18,930,110	0	0	18,930,110

Total assets	$18,930,110	$676,042,862	$16,880,256	$711,853,228

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Loans
Balance as of August 31, 2019	$6,794,351
Accrued discounts (premiums)	(925)
Realized losses	(1,767)
Change in unrealized gains (losses)	(880,146)
Purchases	11,687,754
Sales	(719,011)
Transfers into Level 3	2,978,629
Transfers out of Level 3	(2,978,629)

Balance as of May 31, 2020	$16,880,256

Change in unrealized gains (losses) relating to securities still held at May 31, 2020	$(864,730)

The investment types categorized above were valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

Wells Fargo Target Today Fund	Portfolio of investments — May 31, 2020 (unaudited)

		Value
Investment Companies : 100.06%
Affiliated Master Portfolios : 100.06%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$21,321,344
Wells Fargo Emerging Markets Bond Portfolio		1,802,806
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		1,376,202
Wells Fargo Factor Enhanced International Equity Portfolio		4,601,184
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		8,817,637
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		2,123,055
Wells Fargo High Yield Corporate Bond Portfolio		1,798,942
Wells Fargo Investment Grade Corporate Bond Portfolio		11,088,892
Wells Fargo Strategic Retirement Bond Portfolio		7,207,196
Wells Fargo U.S. REIT Portfolio		1,514,617
Total Investment Companies (Cost $54,450,592)		61,651,875

Total investments in securities (Cost $54,450,592)	100.06%	61,651,875
Other assets and liabilities, net	(0.06)	(36,104)

Total net assets	100.00%	$61,615,771

1

Transactions with the affiliated Master Portfolios were as follows:

Affiliated Master Portfolios	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	3.44%	3.81%	$21,321,344
Wells Fargo Emerging Markets Bond Portfolio	4.45	4.99	1,802,806
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.61	0.68	1,376,202
Wells Fargo Factor Enhanced International Portfolio	0.76	0.85	4,601,184
Wells Fargo Factor Enhanced Large Cap Portfolio	0.87	0.97	8,817,637
Wells Fargo Factor Enhanced Small Cap Portfolio	0.90	1.02	2,123,055
Wells Fargo High Yield Corporate Bond Portfolio	3.46	1.05	1,798,942
Wells Fargo Investment Grade Corporate Bond Portfolio	4.53	5.08	11,088,892
Wells Fargo Strategic Retirement Bond Portfolio	10.17	11.20	7,207,196
Wells Fargo U.S. REIT Portfolio	5.66	6.44	1,514,617

			$61,651,875	100.06%

Wells Fargo Target Today Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes (including money market securities). Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2020, the affiliated Master Portfolios in aggregate were valued at $61,651,875, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of May 31, 2020, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses
Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses
Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

Wells Fargo Target 2010 Fund	Portfolio of investments — May 31, 2020 (unaudited)

		Value
Investment Companies : 100.02%
Affiliated Master Portfolios : 100.02%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$18,796,071
Wells Fargo Emerging Markets Bond Portfolio		1,590,961
Wells Fargo Factor Enhanced Emerging Markets Portfolio		1,265,394
Wells Fargo Factor Enhanced International Portfolio		4,217,552
Wells Fargo Factor Enhanced Large Cap Portfolio		8,107,839
Wells Fargo Factor Enhanced Small Cap Portfolio		1,941,579
Wells Fargo High Yield Corporate Bond Portfolio		1,587,548
Wells Fargo Investment Grade Corporate Bond Portfolio		9,786,007
Wells Fargo Strategic Retirement Bond Portfolio		6,360,145
Wells Fargo U.S. REIT Portfolio		1,375,555
Total Investment Companies (Cost $35,073,474)		55,028,651

Total investments in securities (Cost $35,073,474)	100.02%	55,028,651
Other assets and liabilities, net	(0.02)	(10,477)

Total net assets	100.00%	$55,018,174

1

Transactions with the affiliated Master Portfolios were as follows:

Affiliated Master Portfolios	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	3.06%	3.35%	18,796,071
Wells Fargo Emerging Markets Bond Portfolio	3.95	4.40	1,590,961
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.59	0.63	1,265,394
Wells Fargo Factor Enhanced International Portfolio	0.72	0.78	4,217,552
Wells Fargo Factor Enhanced Large Cap Portfolio	0.82	0.89	8,107,839
Wells Fargo Factor Enhanced Small Cap Portfolio	0.85	0.93	1,941,579
Wells Fargo High Yield Corporate Bond Portfolio	3.05	0.93	1,587,548
Wells Fargo Investment Grade Corporate Bond Portfolio	4.01	4.48	9,786,007
Wells Fargo Strategic Retirement Bond Portfolio	9.04	9.89	6,360,145
Wells Fargo U.S. REIT Portfolio	5.34	5.85	1,375,555

			55,028,651	100.02%

Wells Fargo Target 2010 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company, to gain exposure to various asset assets consistent with its strategic target asset allocation. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2020, the affiliated Master Portfolios in aggregate were valued at $55,028,651, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of May 31, 2020, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses
Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses
Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

Wells Fargo Target 2015 Fund	Portfolio of investments — May 31, 2020 (unaudited)

		Value
Investment Companies : 100.14%
Affiliated Master Portfolios : 100.14%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$18,075,631
Wells Fargo Emerging Markets Bond Portfolio		1,534,832
Wells Fargo Factor Enhanced Emerging Markets Portfolio		1,537,809
Wells Fargo Factor Enhanced International Portfolio		5,141,176
Wells Fargo Factor Enhanced Large Cap Portfolio		9,853,350
Wells Fargo Factor Enhanced Small Cap Portfolio		2,358,872
Wells Fargo High Yield Corporate Bond Portfolio		1,531,543
Wells Fargo Investment Grade Corporate Bond Portfolio		9,440,490
Wells Fargo Strategic Retirement Bond Portfolio		6,116,980
Wells Fargo U.S. REIT Portfolio		1,690,048
Total Investment Companies (Cost $44,646,505)		57,280,731

Total investments in securities (Cost $44,646,505)	100.14%	57,280,731
Other assets and liabilities, net	(0.14)	(77,638)

Total net assets	100.00%	$57,203,093

1

Transactions with the affiliated Master Portfolios were as follows:

Affiliated Master Portfolios	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	3.13%	3.23%	18,075,631
Wells Fargo Emerging Markets Bond Portfolio	4.04	4.25	1,534,832
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.74	0.76	1,537,809
Wells Fargo Factor Enhanced International Portfolio	0.90	0.94	5,141,176
Wells Fargo Factor Enhanced Large Cap Portfolio	1.03	1.08	9,853,350
Wells Fargo Factor Enhanced Small Cap Portfolio	1.07	1.13	2,358,872
Wells Fargo High Yield Corporate Bond Portfolio	3.12	0.90	1,531,543
Wells Fargo Investment Grade Corporate Bond Portfolio	4.10	4.33	9,440,490
Wells Fargo Strategic Retirement Bond Portfolio	9.24	9.51	6,116,980
Wells Fargo U.S. REIT Portfolio	6.84	7.19	1,690,048

			57,280,731	100.14%

Wells Fargo Target 2015 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company, to gain exposure to various asset assets consistent with its strategic target asset allocation. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2020, the affiliated Master Portfolios in aggregate were valued at $57,280,731, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of May 31, 2020, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses
Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses
Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

Wells Fargo Target 2020 Fund	Portfolio of investments — May 31, 2020 (unaudited)

		Value
Investment Companies : 100.07%
Affiliated Master Portfolios : 100.07%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$94,372,683
Wells Fargo Emerging Markets Bond Portfolio		8,001,565
Wells Fargo Factor Enhanced Emerging Markets Portfolio		10,351,067
Wells Fargo Factor Enhanced International Portfolio		34,224,027
Wells Fargo Factor Enhanced Large Cap Portfolio		65,541,904
Wells Fargo Factor Enhanced Small Cap Portfolio		15,470,370
Wells Fargo High Yield Corporate Bond Portfolio		7,984,296
Wells Fargo Investment Grade Corporate Bond Portfolio		49,294,307
Wells Fargo Strategic Retirement Bond Portfolio		29,324,838
Wells Fargo U.S. REIT Portfolio		9,925,013
Total Investment Companies (Cost $281,325,153)		324,490,070

Total investments in securities (Cost $281,325,153)	100.07%	324,490,070
Other assets and liabilities, net	(0.07)	(213,890)

Total net assets	100.00%	$324,276,180

1

Transactions with the affiliated Master Portfolios were as follows:

Affiliated Master Portfolios	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	16.98%	16.84%	94,372,683
Wells Fargo Emerging Markets Bond Portfolio	21.86	22.15	8,001,565
Wells Fargo Factor Enhanced Emerging Markets Portfolio	5.16	5.11	10,351,067
Wells Fargo Factor Enhanced International Portfolio	6.30	6.29	34,224,027
Wells Fargo Factor Enhanced Large Cap Portfolio	7.17	7.19	65,541,904
Wells Fargo Factor Enhanced Small Cap Portfolio	7.54	7.41	15,470,370
Wells Fargo High Yield Corporate Bond Portfolio	16.95	4.68	7,984,296
Wells Fargo Investment Grade Corporate Bond Portfolio	22.25	22.58	49,294,307
Wells Fargo Strategic Retirement Bond Portfolio	46.07	45.58	29,324,838
Wells Fargo U.S. REIT Portfolio	42.17	42.23	9,925,013

			324,490,070	100.07%

Wells Fargo Target 2020 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company, to gain exposure to various asset assets consistent with its strategic target asset allocation. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2020, the affiliated Master Portfolios in aggregate were valued at $324,490,070, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of May 31, 2020, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses
Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses
Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

Wells Fargo Target 2025 Fund	Portfolio of investments — May 31, 2020 (unaudited)

Value
Investment Companies : 100.19%
Affiliated Master Portfolios : 100.19%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$50,457,311
Wells Fargo Emerging Markets Bond Portfolio	4,240,791
Wells Fargo Factor Enhanced Emerging Markets Portfolio	8,181,988
Wells Fargo Factor Enhanced International Portfolio	27,239,502
Wells Fargo Factor Enhanced Large Cap Portfolio	49,542,494
Wells Fargo Factor Enhanced Small Cap Portfolio	11,898,275
Wells Fargo High Yield Corporate Bond Portfolio	4,231,545
Wells Fargo Investment Grade Corporate Bond Portfolio	26,353,776
Wells Fargo Strategic Retirement Bond Portfolio	8,320,352
Wells Fargo U.S. REIT Portfolio	4,200,327
Total Investment Companies (Cost $170,362,257)	194,666,361

Total investments in securities (Cost $170,362,257)	100.19%	194,666,361
Other assets and liabilities, net	(0.19)	(364,446)

Total net assets	100.00%	$194,301,915

1

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	10.24%	9.01%	50,457,311
Wells Fargo Emerging Markets Bond Portfolio	13.18	11.74	4,240,791
Wells Fargo Factor Enhanced Emerging Markets Portfolio	4.66	4.04	8,181,988
Wells Fargo Factor Enhanced International Portfolio	5.67	5.01	27,239,502
Wells Fargo Factor Enhanced Large Cap Portfolio	6.15	5.44	49,542,494
Wells Fargo Factor Enhanced Small Cap Portfolio	6.44	5.70	11,898,275
Wells Fargo High Yield Corporate Bond Portfolio	10.21	2.48	4,231,545
Wells Fargo Investment Grade Corporate Bond Portfolio	13.49	12.07	26,353,776
Wells Fargo Strategic Retirement Bond Portfolio	14.75	12.93	8,320,352
Wells Fargo U.S. REIT Portfolio	20.24	17.87	4,200,327

			194,666,361	100.19%

Wells Fargo Target 2025 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company, to gain exposure to various asset assets consistent with its strategic target asset allocation. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2020, the affiliated Master Portfolios in aggregate were valued at $194,666,361, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of May 31, 2020, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses
Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses
Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

Wells Fargo Target 2030 Fund	Portfolio of investments — May 31, 2020 (unaudited)

Value
Investment Companies : 100.14%
Affiliated Master Portfolios : 100.14%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$103,650,041
Wells Fargo Emerging Markets Bond Portfolio	8,673,229
Wells Fargo Factor Enhanced Emerging Markets Portfolio	25,073,318
Wells Fargo Factor Enhanced International Portfolio	83,899,171
Wells Fargo Factor Enhanced Large Cap Portfolio	145,946,806
Wells Fargo Factor Enhanced Small Cap Portfolio	34,267,600
Wells Fargo High Yield Corporate Bond Portfolio	8,654,172
Wells Fargo Investment Grade Corporate Bond Portfolio	54,169,680
Wells Fargo Strategic Retirement Bond Portfolio	5,061,779
Wells Fargo U.S. REIT Portfolio	3,720,625
Total Investment Companies (Cost $429,346,045)	473,116,421

Total investments in securities (Cost $429,346,045)	100.14%	473,116,421
Other assets and liabilities, net	(0.14)	(651,208)

Total net assets	100.00%	$472,465,213

1

Transactions with the affiliated Master Portfolios were as follows:

Affiliated Master Portfolios	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	18.76%	18.50%	103,650,041
Wells Fargo Emerging Markets Bond Portfolio	23.91	24.01	8,673,229
Wells Fargo Factor Enhanced Emerging Markets Portfolio	12.59	12.39	25,073,318
Wells Fargo Factor Enhanced International Portfolio	15.39	15.42	83,899,171
Wells Fargo Factor Enhanced Large Cap Portfolio	16.00	16.02	145,946,806
Wells Fargo Factor Enhanced Small Cap Portfolio	16.72	16.41	34,267,600
Wells Fargo High Yield Corporate Bond Portfolio	18.60	5.07	8,654,172
Wells Fargo Investment Grade Corporate Bond Portfolio	24.69	24.82	54,169,680
Wells Fargo Strategic Retirement Bond Portfolio	8.00	7.87	5,061,779
Wells Fargo U.S. REIT Portfolio	15.61	15.83	3,720,625

			473,116,421	100.14%

Wells Fargo Target 2030 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company, to gain exposure to various asset assets consistent with its strategic target asset allocation. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2020, the affiliated Master Portfolios in aggregate were valued at $473,116,421, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of May 31, 2020, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses
Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses
Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

Wells Fargo Target 2035 Fund	Portfolio of investments — May 31, 2020 (unaudited)

Value
Investment Companies : 99.97%
Affiliated Master Portfolios : 99.97%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$30,493,720
Wells Fargo Emerging Markets Bond Portfolio	2,565,578
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	11,694,080
Wells Fargo Factor Enhanced International Equity Portfolio	39,341,402
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	65,531,769
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	15,753,207
Wells Fargo High Yield Corporate Bond Portfolio	2,559,900
Wells Fargo Investment Grade Corporate Bond Portfolio	15,920,859
Total Investment Companies (Cost $169,253,442)	183,860,515

Total investments in securities (Cost $169,253,442)	99.97%	183,860,515
Other assets and liabilities, net	0.03	53,533

Total net assets	100.00%	$183,914,048

1

Transactions with the affiliated Master Portfolios were as follows:

Affiliated Master Portfolios	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	5.92%	5.44%	$30,493,720
Wells Fargo Emerging Markets Bond Portfolio	7.62	7.10	2,565,578
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	6.31	5.78	11,694,080
Wells Fargo Factor Enhanced International Equity Portfolio	7.78	7.23	39,341,402
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	7.75	7.19	65,531,769
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	8.11	7.54	15,753,207
Wells Fargo High Yield Corporate Bond Portfolio	5.90	1.50	2,559,900
Wells Fargo Investment Grade Corporate Bond Portfolio	7.79	7.29	15,920,859

			$183,860,515	99.97%

Wells Fargo Target 2035 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2020, the affiliated Master Portfolios in aggregate were valued at $183,860,515, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of May 31, 2020, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses
Wells Fargo Factor Enhanced International Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Equity, before fees and expenses
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Equity, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Target 2040 Fund	Portfolio of investments — May 31, 2020 (unaudited)

Value
Investment Companies : 100.04%
Affiliated Master Portfolios : 100.04%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$48,467,365
Wells Fargo Emerging Markets Bond Portfolio	4,073,036
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	31,672,039
Wells Fargo Factor Enhanced International Equity Portfolio	105,750,939
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	170,016,609
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	40,872,216
Wells Fargo High Yield Corporate Bond Portfolio	4,063,968
Wells Fargo Investment Grade Corporate Bond Portfolio	25,275,122
Total Investment Companies (Cost $403,922,908)	430,191,294

Total investments in securities (Cost $403,922,908)	100.04%	430,191,294
Other assets and liabilities, net	(0.04)	(185,555)

Total net assets	100.00%	$430,005,739

1

Transactions with the affiliated Master Portfolios were as follows:

Affiliated Master Portfolios	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	8.68%	8.65%	$48,467,365
Wells Fargo Emerging Markets Bond Portfolio	11.16	11.28	4,073,036
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	15.84	15.65	31,672,039
Wells Fargo Factor Enhanced International Equity Portfolio	19.34	19.44	105,750,939
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	18.63	18.66	170,016,609
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	19.43	19.57	40,872,216
Wells Fargo High Yield Corporate Bond Portfolio	8.66	2.38	4,063,968
Wells Fargo Investment Grade Corporate Bond Portfolio	11.42	11.58	25,275,122

			$430,191,294	100.04%

Wells Fargo Target 2040 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2020, the affiliated Master Portfolios in aggregate were valued at $430,191,294, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of May 31, 2020, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses
Wells Fargo Factor Enhanced International Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Target 2045 Fund	Portfolio of investments — May 31, 2020 (unaudited)

Value
Investment Companies : 99.90%
Affiliated Master Portfolios : 99.90%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$7,419,606
Wells Fargo Emerging Markets Bond Portfolio	620,504
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	7,029,551
Wells Fargo Factor Enhanced International Equity Portfolio	23,520,638
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	37,014,297
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	8,934,029
Wells Fargo High Yield Corporate Bond Portfolio	619,118
Wells Fargo Investment Grade Corporate Bond Portfolio	3,850,540
Total Investment Companies (Cost $83,658,263)	89,008,283

Total investments in securities (Cost $83,658,263)	99.90%	89,008,283
Other assets and liabilities, net	0.10	85,016

Total net assets	100.00%	$89,093,299

1

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	1.53%	1.32%	$7,419,606
Wells Fargo Emerging Markets Bond Portfolio	1.96	1.72	620,504
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	4.02	3.47	7,029,551
Wells Fargo Factor Enhanced International Equity Portfolio	4.92	4.32	23,520,638
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	4.65	4.06	37,014,297
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	4.90	4.28	8,934,029
Wells Fargo High Yield Corporate Bond Portfolio	1.52	0.36	619,118
Wells Fargo Investment Grade Corporate Bond Portfolio	2.01	1.76	3,850,540

			$89,008,283	99.90%

Wells Fargo Target 2045 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2020, the affiliated Master Portfolios in aggregate were valued at $89,008,283, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of May 31, 2020, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses
Wells Fargo Factor Enhanced International Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Target 2050 Fund	Portfolio of investments — May 31, 2020 (unaudited)

Value
Investment Companies : 100.02%
Affiliated Master Portfolios : 100.02%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$11,619,300
Wells Fargo Emerging Markets Bond Portfolio	971,414
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	16,217,431
Wells Fargo Factor Enhanced International Equity Portfolio	54,352,299
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	84,105,203
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	20,303,328
Wells Fargo High Yield Corporate Bond Portfolio	969,253
Wells Fargo Investment Grade Corporate Bond Portfolio	6,028,160
Total Investment Companies (Cost $180,466,513)	194,566,388

Total investments in securities (Cost $180,466,513)	100.02%	194,566,388
Other assets and liabilities, net	(0.02)	(39,686)

Total net assets	100.00%	$194,526,702

1

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	2.08%	2.07%	$11,619,300
Wells Fargo Emerging Markets Bond Portfolio	2.67	2.69	971,414
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	8.24	8.01	16,217,431
Wells Fargo Factor Enhanced International Equity Portfolio	10.11	9.99	54,352,299
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	9.36	9.23	84,105,203
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	9.79	9.72	20,303,328
Wells Fargo High Yield Corporate Bond Portfolio	2.08	0.57	969,253
Wells Fargo Investment Grade Corporate Bond Portfolio	2.74	2.76	6,028,160

			$194,566,388	100.02%

Wells Fargo Target 2050 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2020, the affiliated Master Portfolios in aggregate were valued at $194,566,388, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of May 31, 2020, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses
Wells Fargo Factor Enhanced International Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Target 2055 Fund	Portfolio of investments — May 31, 2020 (unaudited)

Value
Investment Companies : 100.41%
Affiliated Master Portfolios : 100.41%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$1,593,070
Wells Fargo Emerging Markets Bond Portfolio	133,552
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	2,224,746
Wells Fargo Factor Enhanced International Equity Portfolio	7,456,504
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	11,529,591
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	2,766,293
Wells Fargo High Yield Corporate Bond Portfolio	133,254
Wells Fargo Investment Grade Corporate Bond Portfolio	828,758
Total Investment Companies (Cost $27,754,724)	26,665,768

Total investments in securities (Cost $27,754,724)	100.41%	26,665,768
Other assets and liabilities, net	(0.41)	(109,922)

Total net assets	100.00%	$26,555,846

1

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.34%	0.28%	$1,593,070
Wells Fargo Emerging Markets Bond Portfolio	0.44	0.37	133,552
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	1.36	1.10	2,224,746
Wells Fargo Factor Enhanced International Equity Portfolio	1.67	1.37	7,456,504
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	1.53	1.27	11,529,591
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	1.60	1.32	2,766,293
Wells Fargo High Yield Corporate Bond Portfolio	0.34	0.08	133,254
Wells Fargo Investment Grade Corporate Bond Portfolio	0.45	0.38	828,758

			$26,665,768	100.41%

Wells Fargo Target 2055 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2020, the affiliated Master Portfolios in aggregate were valued at $26,665,768, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of May 31, 2020, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses
Wells Fargo Factor Enhanced International Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Target 2060 Fund	Portfolio of investments — May 31, 2020 (unaudited)

Value
Investment Companies : 100.54%
Affiliated Master Portfolios : 100.54%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$1,405,687
Wells Fargo Emerging Markets Bond Portfolio	117,893
Wells Fargo Factor Enhanced Emerging Markets Portfolio	1,946,995
Wells Fargo Factor Enhanced International Portfolio	6,525,568
Wells Fargo Factor Enhanced Large Cap Portfolio	10,097,778
Wells Fargo Factor Enhanced Small Cap Portfolio	2,410,122
Wells Fargo High Yield Corporate Bond Portfolio	117,630
Wells Fargo Investment Grade Corporate Bond Portfolio	731,572
Total Investment Companies (Cost $23,183,325)	23,353,245

Total investments in securities (Cost $23,183,325)	100.54%	23,353,245
Other assets and liabilities, net	(0.54)	(124,920)

Total net assets	100.00%	$23,228,325

1

Transactions with the affiliated Master Portfolios were as follows:

	% of	% of
	ownership,	ownership,	Value,	% of
	beginning	end	end	net
	of period	of period	of period	assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.22%	0.25%	$1,405,687
Wells Fargo Emerging Markets Bond Portfolio	0.28	0.33	117,893
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.88	0.96	1,946,995
Wells Fargo Factor Enhanced International Portfolio	1.09	1.20	6,525,568
Wells Fargo Factor Enhanced Large Cap Portfolio	1.00	1.11	10,097,778
Wells Fargo Factor Enhanced Small Cap Portfolio	1.05	1.15	2,410,122
Wells Fargo High Yield Corporate Bond Portfolio	0.22	0.07	117,630
Wells Fargo Investment Grade Corporate Bond Portfolio	0.28	0.34	731,572

			$23,353,245	100.54%

Wells Fargo Target 2060 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company, to gain exposure to various asset assets consistent with its strategic target asset allocation. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2020, the affiliated Master Portfolios in aggregate were valued at $23,353,245, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of May 31, 2020, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo U.S. Core Bond Fund	Portfolio of investments — May 31, 2020 (unaudited)

Value
Investment Companies : 99.79%
Affiliated Master Portfolios : 99.79%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$831,176
Wells Fargo Investment Grade Corporate Bond Portfolio	264,743

Total Investment Companies (Cost $1,022,489)	1,095,919

Total investments in securities (Cost $1,022,489)	99.79%	1,095,919
Other assets and liabilities, net	0.21	2,297

Total net assets	100.00%	$1,098,216

1

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.12%	0.15%	$831,176
Wells Fargo Investment Grade Corporate Bond Portfolio	0.10	0.12	264,743

			$1,095,919	99.79%

Wells Fargo U.S. Core Bond Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company, to gain exposure to various asset assets consistent with its strategic target asset allocation. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2020, the affiliated Master Portfolios in aggregate were valued at $1,095,919, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of May 31, 2020, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities : 4.95%
FDIC Series 2013-R1 Class A 144A	1.15%	3-25-2033	$115,739	$115,129
FHLMC (1 Month LIBOR +0.50%) ±	0.68	9-15-2041	1,259,247	1,260,213
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.99	4-1-2038	478,408	505,969
FHLMC (1 Year Treasury Constant Maturity +2.21%) ±	4.02	5-1-2035	162,212	169,935
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.25	9-1-2038	1,124,434	1,185,066
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.30	10-1-2038	519,224	524,515
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.39	3-1-2035	515,871	539,274
FHLMC	4.50	8-1-2020	1,335	1,407
FHLMC	4.50	1-1-2022	5,388	5,680
FHLMC	4.50	6-1-2024	622,562	662,666
FHLMC	4.50	9-1-2026	973,565	1,038,905
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.59	11-1-2035	1,337,995	1,396,874
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.67	6-1-2032	1,476	1,480
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.70	4-1-2032	77,921	78,507
FHLMC (1 Year Treasury Constant Maturity +2.33%) ±	4.83	1-1-2029	29,965	30,138
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	4.90	7-1-2029	582	584
FHLMC	5.50	12-1-2022	223,449	233,515
FHLMC	5.50	12-1-2023	257,033	271,068
FHLMC	6.00	10-1-2021	179,488	183,248
FHLMC	6.00	10-1-2021	196,327	200,741
FHLMC	6.00	1-1-2024	202,174	210,469
FHLMC	7.00	6-1-2031	208,315	239,424
FHLMC	9.50	9-1-2020	1,064	1,068
FHLMC	9.50	12-1-2022	838	845
FHLMC	10.00	11-17-2021	1,075	1,085
FHLMC Series 2611 Class HD	5.00	5-15-2023	306,787	319,751
FHLMC Series 2649 Class WL	4.00	7-15-2023	484,065	492,825
FHLMC Series 2704 Class BH	4.50	11-15-2023	229,465	237,736
FHLMC Series 2881 Class AE	5.00	8-15-2034	125,855	130,867
FHLMC Series 2953 Class LD	5.00	12-15-2034	106,360	111,141
FHLMC Series 3266 Class D	5.00	1-15-2022	1	1
FHLMC Series 3609 Class LA	4.00	12-15-2024	1,249	1,255
FHLMC Series 3821 Class LA	3.50	4-15-2025	1,517	1,516
FHLMC Series 3834 Class EA	3.50	6-15-2029	103,001	104,278
FHLMC Series 3888 Class NA	2.25	1-15-2040	971,059	986,419
FHLMC Series 3898 Class NE	4.00	7-15-2040	18,125	18,137
FHLMC Series 4172 Class PB	1.50	7-15-2040	177,388	177,703
FHLMC Series 4318 Class LC	2.00	6-15-2038	5,619	5,616
FHLMC Series 4348 Class MH	3.00	6-15-2039	1,455,834	1,492,730
FHLMC Series 4764 Class BA	4.00	6-15-2042	646,679	657,409
FHLMC Series 4889 Class CD	3.00	4-15-2049	3,656,181	3,804,103
FHLMC Series KF15 Class A (1 Month LIBOR +0.67%) ±	1.00	2-25-2023	517,665	515,522
FHLMC Series KI01 Class A (1 Month LIBOR +0.16%) ±	0.49	9-25-2022	351,882	351,192
FHLMC Series QO04 Class AFL (12 Month Treasury Average +0.74%) ±	2.43	5-25-2044	2,225,372	2,223,262
FHLMC Series T-42 Class A6	9.50	2-25-2042	532,535	676,207
FNMA (6 Month LIBOR +1.40%) ±	3.28	10-1-2031	65,796	66,555
FNMA (6 Month LIBOR +1.51%) ±	3.32	9-1-2037	281,670	289,444
FNMA (1 Year Treasury Constant Maturity +2.13%) ±	3.79	5-1-2032	4,470	4,496
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	3.80	2-1-2033	337,672	339,566
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	3.90	2-1-2036	735,456	751,297
FNMA (1 Year Treasury Constant Maturity +2.02%) ±	3.94	12-1-2034	241,084	250,219
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	4.01	11-1-2035	113,024	114,947
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.03	11-1-2031	53,758	54,095
FNMA (12 Month LIBOR +1.82%) ±	4.05	9-1-2040	1,579,902	1,656,822
FNMA (12 Month Treasury Average +2.20%) ±	4.07	8-1-2045	266,203	276,376
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	4.11	2-1-2035	669,751	699,803
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	4.11	12-1-2040	120,514	121,511
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.14	4-1-2038	1,434,003	1,498,477
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	4.15	11-1-2032	431,570	434,559
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	4.17	8-1-2036	1,407,497	1,474,949
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	4.20	7-1-2038	886,592	928,156
FNMA (12 Month Treasury Average +2.46%) ±	4.27	5-1-2036	512,816	538,384
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	4.30	11-1-2033	1,127,361	1,176,623
FNMA (1 Year Treasury Constant Maturity +2.36%) ±	4.33	11-1-2034	642,223	674,805
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	4.35	5-1-2036	392,092	411,730
FNMA	4.50	1-1-2027	1,213,814	1,295,835
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.69	6-1-2034	775,846	788,950

1

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.72%	6-1-2032	$68,979	$69,192
FNMA	5.00	5-1-2022	86,277	90,823
FNMA	5.00	6-1-2024	1,168,354	1,230,987
FNMA (6 Month LIBOR +2.86%) ±	5.23	4-1-2033	736	742
FNMA	6.00	4-1-2021	12,032	12,170
FNMA	6.00	1-1-2023	599,426	627,948
FNMA	6.50	8-1-2031	248,848	298,410
FNMA	9.00	10-15-2021	996	1,007
FNMA	9.00	6-1-2024	3,065	3,092
FNMA	9.50	12-1-2020	222	223
FNMA	10.50	4-1-2022	7	7
FNMA Series 1990-111 Class Z	8.75	9-25-2020	61	61
FNMA Series 1990-119 Class J	9.00	10-25-2020	1,768	1,785
FNMA Series 1990-124 Class Z	9.00	10-25-2020	205	206
FNMA Series 1991-132 Class Z	8.00	10-25-2021	9,353	9,698
FNMA Series 1992-71 Class X	8.25	5-25-2022	8,867	9,370
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	272,808	315,294
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	421,761	510,071
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	402,826	495,583
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	480,791	592,461
FNMA Series 2002-W04 Class A6 ±±	4.16	5-25-2042	500,447	531,892
FNMA Series 2003-W11 Class A1 ±±	4.35	6-25-2033	11,386	11,615
FNMA Series 2003-W3 Class 1A4 ±±	3.98	8-25-2042	27,455	29,218
FNMA Series 2007-W2 Class 1A1 (1 Month LIBOR +0.32%) ±	0.49	3-25-2037	269,688	268,429
FNMA Series 2009-31 Class B	4.00	5-25-2024	1,060	1,061
FNMA Series 2010-115 Class NC	2.75	1-25-2039	488,026	493,809
FNMA Series 2010-25 Class ND	3.50	3-25-2025	1,196	1,178
FNMA Series 2010-37 Class A1	5.41	5-25-2035	3,347,654	3,534,181
FNMA Series 2010-57 Class DQ	3.00	6-25-2025	127,269	129,945
FNMA Series 2012-72 Class QE	3.00	1-25-2038	161,093	162,856
FNMA Series 2013-26 Class AK	2.50	11-25-2038	2,686,413	2,728,064
FNMA Series 2014-19 Class HA	2.00	6-25-2040	612,096	622,597
GNMA	7.00	6-15-2033	360,679	444,936
GNMA Series 2017-H13 Class FJ (1 Month LIBOR +0.20%) ±	1.22	5-20-2067	18,312	18,304
GNMA Series 2017-H16 Class FD (1 Month LIBOR +0.20%) ±	1.22	8-20-2067	108,020	108,041
Total Agency Securities (Cost $46,801,360)				48,368,330

Asset-Backed Securities : 15.12%
Ally Master Owner Trust Series 2018-4 Class A	3.30	7-17-2023	11,174,000	11,210,317
American Credit Acceptance Receivables Trust Series 2018-1 Class C 144A	3.55	4-10-2024	1,016,016	1,018,492
American Credit Acceptance Receivables Trust Series 2019-2 Class A 144A	2.85	7-12-2022	1,981,138	1,984,833
California Republic Auto Receivables Trust Series 2017-1 Class A4	2.28	6-15-2022	1,562,864	1,568,170
CCG Receivables Trust Series 2017-1 Class A2 144A	1.84	11-14-2023	225,919	225,925
Chesapeake Funding II LLC Series 2017-3A Class A1 144A	1.91	8-15-2029	2,260,164	2,265,930
Chesapeake Funding II LLC Series 2018-3A Class A1 144A	3.39	1-15-2031	4,600,189	4,711,254
Daimler Trucks Retail Trust Series 2018-1 Class A4 144A	3.03	11-15-2024	10,000,000	10,061,090
Drive Auto Receivables Trust Series 2017-3 Class D 144A	3.53	12-15-2023	3,184,235	3,218,666
Drive Auto Receivables Trust Series 2017-BA Class D 144A	3.72	10-17-2022	1,277,105	1,285,875
DT Auto Owner Trust Series 2017-3A Class D 144A	3.58	5-15-2023	2,409,044	2,432,922
DT Auto Owner Trust Series 2018-3A Class A 144A	3.02	2-15-2022	228,842	229,070
Education Loan Asset-Backed Trust Series 2013-1 Class A1 (1 Month LIBOR +0.80%) 144A±	0.97	6-25-2026	805,973	804,521
Educational Services of America Incorporated Series 2015-2 Class A (1 Month LIBOR +1.00%) 144A±	1.17	12-25-2056	869,084	852,134
Enterprise Fleet Financing Trust Series 2017-2 Class A2 144A	1.97	1-20-2023	64,821	64,849
Exeter Automobile Receivables Trust Series 2019-2A Class A 144A	2.93	7-15-2022	529,239	530,508
Fifth Third Auto Trust Series 2019-1 Class A2A	2.66	5-16-2022	2,163,577	2,175,552
Flagship Credit Auto Trust Series 2018-4 Class A 144A	3.41	5-15-2023	1,280,363	1,294,057
Flagship Credit Auto Trust Series 2019-4 Class A 144A	2.17	6-17-2024	4,077,627	4,100,608
Ford Credit Auto Lease Trust Series 2018-B Class A4	3.30	2-15-2022	3,835,000	3,901,170
Hertz Vehicle Financing LLC Series 2017-2A Class A 144A	3.29	10-25-2023	2,240,000	2,134,221
Hertz Vehicle Financing LLC Series 2018-1A Class A 144A	3.29	2-25-2024	2,430,000	2,345,411
Honda Auto Receivables Owner Series 2019-1 Class A2	2.75	9-20-2021	1,537,034	1,546,443

2

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
Hyundai Auto Lease Securitization Trust Series 2018-B Class A4	3.29%	1-15-2025	$6,000,000	$6,300,641
Hyundai Auto Lease Securitization Trust Series 2019-A Class A3 144A	2.98	7-15-2022	5,200,000	5,262,761
Mercedes-Benz Auto Lease Trust Series 2019-A Class A2	3.01	2-16-2021	748,894	749,498
MMAF Equipment Finance LLC Series 2019-A Class A2 144A	2.84	1-10-2022	2,014,564	2,024,878
New York Life Global Funding 144A	1.10	5-5-2023	4,500,000	4,552,943
Nissan Auto Lease Trust Series 2019-A Class A3	2.76	3-15-2022	11,738,000	11,899,220
Nissan Auto Lease Trust Series 2019-B Class A3	2.27	7-15-2022	5,375,000	5,447,749
Oscar US Funding Trust Series 2016-2A Class A4 144A	2.99	12-15-2023	2,778,593	2,806,336
Prestige Auto Receivables Trust Series 2017-1A Class B 144A	2.39	5-16-2022	470,347	471,015
Santander Drive Auto Receivables Trust Series 2017-1 Class D	3.17	4-17-2023	6,092,000	6,151,448
Santander Retail Auto Lease Trust Series 2019-A Class A2 144A	2.72	1-20-2022	3,412,192	3,437,025
SLC Student Loan Trust Series 2006-2 Class A5 (3 Month LIBOR +0.10%) ±	0.84	9-15-2026	635,871	635,344
SLM Student Loan Trust Series 2006-10 Class A5A (3 Month LIBOR +0.10%) ±	1.09	4-25-2027	154,531	154,329
SLM Student Loan Trust Series 2011-2 Class A1 (1 Month LIBOR +0.60%) ±	0.77	11-25-2027	898,582	896,345
SLM Student Loan Trust Series 2012-3 Class A (1 Month LIBOR +0.65%) ±	0.82	12-27-2038	4,284,628	4,110,456
SLM Student Loan Trust Series 2013-1 Class A3 (1 Month LIBOR +0.55%) ±	0.72	5-26-2055	4,617,386	4,511,988
SLM Student Loan Trust Series 2014-A Class B 144A	3.50	11-15-2044	6,200,000	6,305,910
South Texas Higher Education 2012-1 Class A2 (3 Month LIBOR +0.85%) ±	2.28	10-1-2024	1,618,682	1,613,874
Structured Asset Securities Corporation Series 1998-2 Class A (1 Month LIBOR +0.52%) ±	0.69	2-25-2028	5,320	5,301
Student Loan Consolidation Center Series 2011-1 Class A (1 Month LIBOR +1.22%) 144A±	1.39	10-25-2027	3,107,668	3,112,584
Tesla Auto Lease Trust Series 2018-B Class A 144A	3.71	8-20-2021	1,570,029	1,594,937
Towd Point Asset Funding LLC Series 2019-HE1 Class A1 (1 Month LIBOR +0.90%) 144A±	1.07	4-25-2048	2,794,850	2,728,749
Towd Point Asset Trust Series 2018-SL1 Class A (1 Month LIBOR +0.60%) 144A±	0.77	1-25-2046	3,333,136	3,236,315
Transportation Finance Equipment Trust Series 2019-1 Class A1 144A	2.00	10-23-2020	575,746	576,133
Westlake Automobile Receivables Trust Series 2019-2A Class A2A 144A	2.57	2-15-2023	7,625,597	7,672,359
Wheels SPV LLC Series 2018-1A Class A2 144A	3.06	4-20-2027	1,217,365	1,226,069
World Omni Auto Receivables Trust Series 2016-B Class A3	1.30	2-15-2022	450,976	451,396
Total Asset-Backed Securities (Cost $147,764,695)				147,897,621

Corporate Bonds and Notes : 25.55%
Communication Services : 1.41%
Diversified Telecommunication Services : 0.21%
Level 3 Financing Incorporated	5.13	5-1-2023	2,000,000	1,997,500

Media : 1.03%
Fox Corporation	3.67	1-25-2022	3,880,000	4,045,692
NBCUniversal Enterprise Incorporated 144A	5.25	12-31-2049	6,000,000	6,060,000
				10,105,692

Wireless Telecommunication Services : 0.17%
Sprint Spectrum Company LLC 144A	3.36	3-20-2023	1,687,500	1,694,874

Consumer Discretionary : 1.26%
Automobiles : 0.74%
Ford Motor Company	8.50	4-21-2023	1,900,000	1,970,680

3

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

	Interest rate	Maturity date	Principal	Value
Automobiles (continued)
General Motors Company	5.40%	10-2-2023	$5,000,000	$5,281,447
				7,252,127

Household Durables : 0.24%
Lennar Corporation	6.25	12-15-2021	2,250,000	2,316,094

Multiline Retail : 0.28%
Macy’s Retail Holdings Incorporated	3.45	1-15-2021	2,800,000	2,716,000

Consumer Staples : 2.87%
Food & Staples Retailing : 0.49%
Cargill Incorporated 144A	1.38	7-23-2023	4,700,000	4,779,908

Food Products : 0.91%
Conagra Brands Incorporated	3.80	10-22-2021	3,560,000	3,699,537
Land O’Lakes Incorporated 144A	6.00	11-15-2022	3,000,000	3,082,380
Mondelez International Incorporated	2.13	4-13-2023	2,000,000	2,065,862
				8,847,779

Tobacco : 1.47%
Altria Group Incorporated	4.75	5-5-2021	5,000,000	5,189,746
BAT Capital Corporation	2.76	8-15-2022	5,000,000	5,152,656
Philip Morris International	1.13	5-1-2023	4,000,000	4,047,200
				14,389,602

Energy : 3.17%
Oil, Gas & Consumable Fuels : 3.17%
BP Capital Markets America Incorporated	2.94	4-6-2023	1,000,000	1,056,231
DCP Midstream Operating LP 144A	4.75	9-30-2021	3,500,000	3,430,000
EQT Corporation	3.00	10-1-2022	2,750,000	2,657,188
Exxon Mobil Corporation	1.57	4-15-2023	7,000,000	7,187,927
Marathon Petroleum Corporation	4.50	5-1-2023	3,000,000	3,188,931
Occidental Petroleum Corporation	2.60	8-13-2021	2,320,000	2,234,160
Occidental Petroleum Corporation	2.70	8-15-2022	3,090,000	2,826,423
The Phillips 66 Company	3.70	4-6-2023	5,000,000	5,342,550
Valero Energy Corporation	2.70	4-15-2023	3,000,000	3,103,944
				31,027,354

Financials : 11.17%
Banks : 3.48%
Bank of America Corporation (3 Month LIBOR +0.63%) ±	2.33	10-1-2021	10,000,000	10,029,636
Citibank NA (3 Month LIBOR +0.60%) ±	2.84	5-20-2022	6,000,000	6,105,160
Credit Suisse New York	2.80	4-8-2022	2,000,000	2,072,304
Fifth Third Bancorp	1.63	5-5-2023	3,000,000	3,054,676
JPMorgan Chase & Company (U.S. SOFR +1.46%) ±	1.51	6-1-2024	7,250,000	7,300,948
JPMorgan Chase & Company (3 Month LIBOR +0.70%) ±	3.21	4-1-2023	2,635,000	2,737,388
Synchrony Bank	3.65	5-24-2021	2,650,000	2,686,642
				33,986,754

Capital Markets : 1.97%
Goldman Sachs Group Incorporated	5.75	1-24-2022	5,000,000	5,383,269
Morgan Stanley	2.75	5-19-2022	9,435,000	9,796,215
State Street Corporation (U.S. SOFR +2.69%) 144A±	2.83	3-30-2023	4,000,000	4,136,216
				19,315,700

Consumer Finance : 4.94%
USAA Capital Corp 144A	1.50	5-1-2023	4,000,000	4,072,091
BMW US Capital LLC 144A	3.80	4-6-2023	5,000,000	5,246,469

4

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer Finance (continued)
Daimler Finance North America LLC 144A	1.75%	3-10-2023	$1,715,000	$1,689,180
Ford Motor Credit Company LLC	3.20	1-15-2021	3,665,000	3,604,528
General Motors Financial Company Incorporated	4.20	11-6-2021	2,500,000	2,536,186
Hyundai Capital America Company 144A	2.38	2-10-2023	1,720,000	1,697,989
Hyundai Capital America Company 144A	2.75	9-18-2020	4,000,000	4,001,031
Nissan Motor Acceptance Corporation 144A	3.65	9-21-2021	4,000,000	3,890,729
PACCAR Financial Corporation	2.65	4-6-2023	5,000,000	5,226,191
The American Express Company (3 Month LIBOR +0.62%) ±	1.00	5-20-2022	3,000,000	2,991,000
Toyota Motor Credit Corporation	2.90	3-30-2023	5,000,000	5,260,594
Volkswagen Group of America Finance LLC 144A	2.70	9-26-2022	3,875,000	3,941,417
Volkswagen Group of America Finance LLC 144A	3.13	5-12-2023	4,000,000	4,107,573
				48,264,978

Diversified Financial Services : 0.10%
WEA Finance LLC 144A	3.25	10-5-2020	1,000,000	1,001,438

Insurance : 0.68%
Athene Global Funding 144A	2.80	5-26-2023	5,000,000	5,016,296
Axis Specialty Finance LLC	5.88	6-1-2020	1,685,000	1,685,000
				6,701,296

Health Care : 0.53%
Biotechnology : 0.53%
AbbVie Incorporated	3.38	11-14-2021	4,935,000	5,135,220

Industrials : 2.24%
Aerospace & Defense : 0.11%
The Boeing Company	4.51	5-1-2023	1,000,000	1,033,029

Air Freight & Logistics : 0.53%
FedEx Corporation	3.40	1-14-2022	5,000,000	5,211,965

Airlines : 0.57%
Delta Air Lines Incorporated	3.40	4-19-2021	3,000,000	2,887,537
Delta Air Lines Incorporated	3.63	3-15-2022	3,000,000	2,730,746
				5,618,283

Commercial Services & Supplies : 0.51%
National Securities Clearing Corporation 144A	1.20	4-23-2023	5,000,000	5,029,027

Industrial Conglomerates : 0.17%
General Electric Company (3 Month LIBOR +1.00%) ±	1.74	3-15-2023	1,729,000	1,658,681

Machinery : 0.35%
CNH Industrial Capital LLC	4.38	11-6-2020	3,375,000	3,385,500

Information Technology : 1.89%
IT Services : 0.73%
Leidos Incorporated 144A	2.95	5-15-2023	2,000,000	2,070,320
Paypal Holdings Incorporated	1.35	6-1-2023	5,000,000	5,079,254
				7,149,574

Semiconductors & Semiconductor Equipment : 0.89%
Microchip Technology Incorporated 144A	2.67	9-1-2023	3,475,000	3,491,618
Qualcomm Incorporated	3.00	5-20-2022	5,000,000	5,247,359
				8,738,977

5

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

	Interest rate	Maturity date	Principal	Value
Technology Hardware, Storage & Peripherals : 0.27%
Dell International LLC 144A	7.13%	6-15-2024	$2,505,000	$2,600,491

Materials : 0.04%
Metals & Mining : 0.04%
Freeport-McMoRan Incorporated	3.55	3-1-2022	362,000	365,620

Utilities : 0.97%
Electric Utilities : 0.16%
DPL Incorporated	7.25	10-15-2021	1,580,000	1,623,450

Multi-Utilities : 0.81%
Dominion Energy Incorporated	2.72	8-15-2021	2,700,000	2,745,236
DTE Energy Company	2.25	11-1-2022	5,000,000	5,159,019
				7,904,255

Total Corporate Bonds and Notes (Cost $246,072,274)				249,851,168

			Shares
Exchange-Traded Funds : 7.30%
Invesco Bulletshares 2021 Corporate Bond			605,241	13,787,390
iShares Short-Term Corporate Bond ETF			572,000	31,099,640
SPDR Portfolio Short Term Corporate Bond ETF			847,800	26,451,360
Total Exchange-Traded Funds (Cost $70,145,520)				71,338,390

			Principal
Municipal Obligations : 0.80%
Indiana : 0.29%
Education Revenue : 0.29%
Indiana Secondary Market for Education Loans Incorporated (1 Month LIBOR +0.80%) ±	0.97	2-25-2044	$2,928,713	2,874,561

New Jersey : 0.17%
Transportation Revenue : 0.17%
New Jersey Transportation Trust Authority Taxable Transportation System Series B	2.38	6-15-2022	1,700,000	1,694,985

New York : 0.08%
Transportation Revenue : 0.08%
New York Metropolitan Transportation Authority BAN	4.00	2-1-2022	790,000	792,362

Wisconsin : 0.26%
Housing Revenue : 0.26%
Wisconsin PFA Affinity Living Group Project (Citizens Bank LOC)	3.75	2-1-2022	2,500,000	2,500,100

Total Municipal Obligations (Cost $7,872,151)				7,862,008

Non-Agency Mortgage-Backed Securities : 24.49%
Angel Oak Mortgage Trust I LLC Series 2019-3 Class A1 144A±±	2.93	5-25-2059	1,696,301	1,704,999
Angel Oak Mortgage Trust I LLC Series 2019-4 Class A1 144A±±	2.99	7-26-2049	3,939,228	3,984,355
Banc of America Funding Corporation Series 2016-R1 Class A1 144A±±	2.50	3-25-2040	978,174	978,043
Bluemountain CLO Limited Series 2015-1A Class A1R (3 Month LIBOR +1.33%) 144A±	2.64	4-13-2027	420,391	420,480
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1 144A	2.88	7-25-2049	4,251,358	4,237,833

6

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Cascade Funding Mortgage Trust Series 2018- RM2 Class A 144A±±	4.00%	10-25-2068	$1,066,596	$1,095,860
CCG Receivables Trust Series 2019-1 Class A2 144A	2.80	9-14-2026	2,220,231	2,242,437
CD Commercial Mortgage Trust Series 2017-CD3 Class A1	1.97	2-10-2050	1,976,561	1,981,981
CGDBB Commercial Mortgage Trust Series 2017-BIOC Class A (1 Month LIBOR +0.79%) 144A±	0.97	7-15-2032	5,115,843	5,014,319
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class A3	3.06	2-10-2048	5,805,000	5,882,492
Citigroup Commercial Mortgage Trust Series 2017-MDRB Class A (1 Month LIBOR +1.10%) 144A±	1.28	7-15-2030	2,365,399	2,234,932
CNH Equipment Trust Series 2016-B Class A4	1.97	11-15-2021	839,861	840,195
Collateralized Mortgage Obligation Trust Series 66 Class Z	8.00	9-20-2021	799	805
Colt Funding LLC Series 2018-3 Class A1 144A±±	3.69	10-26-2048	1,447,250	1,465,904
Colt Funding LLC Series 2019-1 Class A1 144A±±	3.71	3-25-2049	1,520,537	1,528,328
Commercial Mortgage Trust Series 2010-C1 Class A3 144A	4.21	7-10-2046	164,247	164,623
Commercial Mortgage Trust Series 2014-CR15 Class A2	2.93	2-10-2047	2,372,757	2,378,778
Commercial Mortgage Trust Series 2014-CR16 Class ASB	3.65	4-10-2047	3,227,886	3,329,002
Commercial Mortgage Trust Series 2014-LC17 Class A2	3.16	10-10-2047	729,142	732,475
Commercial Mortgage Trust Series 2014-UBS2 Class A3	3.47	3-10-2047	4,170,000	4,222,257
Commercial Mortgage Trust Series 2014-UBS5 Class A2	3.03	9-10-2047	669,895	672,029
Commercial Mortgage Trust Series 2015-LC23 Class A1	1.81	10-10-2048	323,792	323,696
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 1A1 ±±	3.95	6-19-2031	126,411	121,374
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±±	3.60	6-19-2031	79,005	74,953
Credit Suisse Mortgage Trust Series 2019-SKLZ Class A (1 Month LIBOR +1.25%) 144A±	1.43	1-15-2034	3,600,000	3,381,115
Credit Suisse Mortgage Trust Series 2020-AFC1 Class A3 144A±±	2.51	2-25-2050	6,424,920	6,398,263
Crown Point Limited Series 2015-3A Class A1AR (3 Month LIBOR +0.91%) 144A±	2.13	12-31-2027	4,043,914	4,025,631
DBWF Mortgage Trust Series 2018-GLKS (1 Month LIBOR +1.03%) 144A±	1.20	12-19-2030	635,000	592,854
Deephaven Residential Mortgage Series 2019-4A Class A1 144A±±	2.79	10-25-2059	2,865,938	2,868,122
Deephaven Residential Mortgage Series 2020-1 Class A2 144A±±	2.49	1-25-2060	2,910,170	2,877,847
DLJ Mortgage Acceptance Corporation Series 1990-2 Class A ±±	3.57	1-25-2022	1,277	1,277
DLL Securitization Trust Series 2018-ST2 Class A3 144A	3.46	1-20-2022	5,764,254	5,825,707
DLL Securitization Trust Series 2019-MT3 Class A1 144A	2.06	10-20-2020	1,179,770	1,180,786
Dryden Senior Loan Fund Series 2013-30A (3 Month LIBOR +0.82%) 144A±	1.21	11-15-2028	5,580,000	5,473,868
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (1 Month LIBOR +1.13%) ±	1.31	9-25-2033	312,043	296,604
GCAT Series 2019-NQM1 Class A1 144A	2.99	2-25-2059	4,798,694	4,908,071
GCAT Series 2019-NQM2 Class A1 144A	2.86	9-25-2059	4,550,025	4,651,467
Goldman Sachs Mortgage Securities Trust Series 2010-C2 Class A2 144A±±	5.16	12-10-2043	3,190,000	3,223,163
Goldman Sachs Mortgage Securities Trust Series 2011-GC3 Class A4 144A	4.75	3-10-2044	5,746,559	5,811,394
Goldman Sachs Mortgage Securities Trust Series 2013-GC16 Class AAB	3.81	11-10-2046	1,696,828	1,763,954
Goldman Sachs Mortgage Securities Trust Series 2014-GC22 Class A3	3.52	6-10-2047	3,031,556	3,071,395
Goldman Sachs Mortgage Securities Trust Series 2015-GS1 Class A1	1.94	11-10-2048	131,835	131,909
Goldman Sachs Mortgage Securities Trust Series 2016-GS3 Class A1	1.43	10-10-2049	430,728	430,527
GPMT Limited Series 2018-FL1 Class A (1 Month LIBOR +0.90%) 144A±	1.07	11-21-2035	1,784,297	1,713,695
GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A±±	8.00	9-19-2027	32,056	30,790
Halcyon Loan Advisors Funding Series 2014-3A Class AR (3 Month LIBOR +1.10%) 144A±	2.20	10-22-2025	1,595,879	1,588,097
Homeward Opportunities Fund I Trust Series 2019-1 Class A1 144A±±	3.45	1-25-2059	3,284,008	3,313,547
Hospitality Mortgage Trust Series 2019 Class A (1 Month LIBOR +1.00%) 144A±	1.18	11-15-2036	3,991,417	3,693,905

7

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
InTown Hotel Portfolio Trust Series 2018-STAY (1 Month LIBOR +0.70%) 144A±	0.88%	1-15-2033	$4,000,000	$3,779,936
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C5 Class A3	4.17	8-15-2046	1,843,346	1,886,342
JPMorgan Chase Commercial Mortgage Securities Trust Series 2017-JP5 Class A1	2.09	3-15-2050	140,445	140,389
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-PHH Class A (1 Month LIBOR +0.91%) 144A±	1.09	6-15-2035	3,571,081	3,307,362
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-MFP Class A (1 Month LIBOR +0.96%) 144A±	1.14	7-15-2036	5,000,000	4,730,596
LCM XII LP Series 2013-A Class ARR (3 Month LIBOR +1.14%) 144A±	2.28	7-19-2027	6,000,000	5,883,444
Lendmark Funding Trust Series 2018-2A Class A 144A	4.23	4-20-2027	3,000,000	2,899,914
Marlette Funding Trust Series 2019-4A Class A 144A	2.39	12-17-2029	3,570,366	3,550,818
Master Mortgages Trust Series 2002-3 Class 4A1 ±±	3.93	10-25-2032	2,038	1,928
Mello Warehouse Securitization Series 2018-W1 Class A (1 Month LIBOR +0.85%) 144A±	1.02	11-25-2051	3,666,667	3,652,600
Mello Warehouse Securitization Series 2019-1 Class A (1 Month LIBOR +0.80%) 144A±	0.97	6-25-2052	5,065,000	5,024,717
Morgan Stanley Capital I Trust Series 2011-C2 Class A4 144A	4.66	6-15-2044	2,987,763	3,061,374
Morgan Stanley Capital I Trust Series 2016-C30 Class A1	1.39	9-15-2049	2,645,957	2,643,068
New Residential Mortgage Loan Trust Series 2018-NQM1 Class A1 144A±±	3.99	11-25-2048	2,645,794	2,711,714
Ondeck Asset Securitization Trust LLC Series 2018-1A Class A 144A	3.50	4-18-2022	4,803,770	4,806,178
OZML Funding Limited Series 2013-3A Class AIRR (3 Month LIBOR +1.18%) 144A±	2.28	1-22-2029	4,969,666	4,897,581
Palmer Square Loan Funding Limited Series 2018-4A Class A1 (3 Month LIBOR +0.90%) 144A±	1.29	11-15-2026	2,683,462	2,675,355
ReadyCap Commercial Mortgage Trust Series 2019-5 Class A 144A	3.78	2-25-2052	3,060,825	2,980,105
Residential Mortgage Loan Trust Series 2019-2 Class A1 144A±±	2.91	5-25-2059	3,757,642	3,790,281
Salomon Brothers Mortgage Securities VII Series 1990-2 Class A ±±	2.46	11-25-2020	115,570	115,579
Shackleton CLO Limited Series 2019-15A Class A (3 Month LIBOR +1.25%) 144A±	3.15	1-15-2030	2,840,000	2,795,310
Starwood Mortgage Residential Trust Series 2019-1 Class A1 144A±±	2.94	6-25-2049	3,629,571	3,659,495
Starwood Mortgage Residential Trust Series 2019-INV1 Class A1 144A±±	2.61	9-27-2049	3,660,649	3,617,300
Starwood Mortgage Residential Trust Series 2020-1 Class A3 144A±±	2.56	2-25-2050	3,560,826	3,512,664
Starwood Mortgage Residential Trust Series 2020-2 Class A1 144A±±%%	2.78	4-25-2060	7,000,000	6,999,864
Structured Asset Mortgage Investments Incorporated Series 2001-4 Class A2 ±±	8.15	10-25-2024	35	35
TCW CLO 2017-1 Limited Series 2017-1A Class BR (3 Month LIBOR +1.55%) 144A±	2.39	7-29-2029	5,540,000	5,417,283
TCW CLO 2019-1 AMR Limited Series 2019-1A Class A (3 Month LIBOR +1.07%) 144A±	1.46	2-15-2029	4,075,000	4,035,085
Towd Point Mortgage Trust Series 2015-4 Class A2 144A±±	3.75	4-25-2055	3,080,000	3,181,750
Towd Point Mortgage Trust Series 2017-1 Class A1 144A±±	2.75	10-25-2056	4,308,614	4,370,712
Towd Point Mortgage Trust Series 2017-4 Class A1 144A±±	2.75	6-25-2057	2,567,568	2,620,099
Towd Point Mortgage Trust Series 2018-2 Class A1 144A±±	3.25	3-25-2058	1,915,669	1,977,352
Towd Point Mortgage Trust Series 2019-SJ3 Class A1 144A±±	3.00	11-25-2059	4,659,931	4,689,590
UBS Commercial Mortgage Trust Series 2012-C1 Class A3	3.40	5-10-2045	1,347,805	1,375,383
UBS Commercial Mortgage Trust Series 2018-NYCH Class A (1 Month LIBOR +0.85%) 144A±	1.03	2-15-2032	4,115,000	3,760,071
Vendee Mortgage Trust Series 2011-1 Class DA	3.75	2-15-2035	1,271,570	1,296,647
Venture CDO Limited Series 2015-20A Class AR (3 Month LIBOR +0.82%) 144A±	2.04	4-15-2027	4,773,558	4,719,436
Verus Securitization Trust Series 2019-1 Class A1 144A±±	3.40	12-25-2059	3,616,056	3,668,382
Verus Securitization Trust Series 2020-2 Class A1 144A±±	2.23	5-25-2060	2,000,000	1,998,137
Wilshire Funding Corporation Series 1996-3 Class M2 ±±	7.09	8-25-2032	131,543	134,329
Wilshire Funding Corporation Series 1996-3 Class M3 ±±	7.09	8-25-2032	108,491	103,176
Wilshire Funding Corporation Series 1998-2 Class M1 ±±	2.00	12-28-2037	148,681	147,134
Total Non-Agency Mortgage-Backed Securities (Cost $241,383,651)				239,504,653

8

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — May 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee Corporate Bonds and Notes : 13.98%
Consumer Discretionary : 1.21%
Auto Components : 0.65%
Toyota Industries Corporation 144A	3.11%	3-12-2022	$6,145,000	$6,320,738

Household Durables : 0.56%
Panasonic Corporation 144A	2.54	7-19-2022	5,400,000	5,495,206

Consumer Staples : 0.47%
Food & Staples Retailing : 0.47%
Seven & I Holdings Company Limited 144A	3.35	9-17-2021	4,500,000	4,627,575

Energy : 1.18%
Oil, Gas & Consumable Fuels : 1.18%
Aker BP ASA 144A	6.00	7-1-2022	5,000,000	5,025,532
TransCanada PipeLines Limited	9.88	1-1-2021	6,200,000	6,513,531
				11,539,063

Financials : 10.19%
Banks : 9.87%
ABN AMRO Bank NV 144A	3.40	8-27-2021	7,000,000	7,231,700
ANZ New Zealand International Company 144A	1.90	2-13-2023	2,800,000	2,850,699
Banco Santander Chile 144A	2.50	12-15-2020	8,255,000	8,201,343
Banco Santander SA	3.50	4-11-2022	10,020,000	10,352,950
Bank of Nova Scotia	1.63	5-1-2023	5,000,000	5,090,270
Banque Federative du Credit Mutuel SA 144A	2.13	11-21-2022	7,700,000	7,822,663
Barclays Bank plc	1.70	5-12-2022	5,000,000	5,068,285
Corporación Andina de Fomento	4.38	6-15-2022	5,400,000	5,649,264
Danske Bank A/S 144A	5.00	1-12-2022	8,565,000	8,973,783
DNB Bank ASA 144A	2.13	10-2-2020	7,000,000	7,042,374
Global Bank Corporation 144A	4.50	10-20-2021	1,180,000	1,200,060
Sumitomo Mitsui Banking Corporation (3 Month LIBOR +0.37%) ±	1.55	10-16-2020	5,000,000	5,007,100
Sumitomo Mitsui Financial Group	2.06	7-14-2021	5,000,000	5,076,561
Suncorp-Metway Limited 144A	2.38	11-9-2020	2,000,000	2,007,110
Svenska Handelsbanken AB	1.88	9-7-2021	7,000,000	7,119,958
Swedbank AB 144A%%	1.30	6-2-2023	2,000,000	1,997,660
UniCredit SpA 144A	6.57	1-14-2022	5,615,000	5,852,152
				96,543,932

Diversified Financial Services : 0.32%
NatWest Markets plc 144A	2.38	5-21-2023	3,060,000	3,086,241

Health Care : 0.74%
Pharmaceuticals : 0.74%
Bausch Health Companies Incorporated 144A	6.50	3-15-2022	2,000,000	2,034,600
Perrigo Finance Unlimited Company	3.50	3-15-2021	2,665,000	2,668,213
Shire Acquisitions Investment Ireland Limited	2.40	9-23-2021	2,520,000	2,570,452
				7,273,265

Materials : 0.19%
Chemicals : 0.19%
Park Aerospace Holdings Company 144A	5.25	8-15-2022	2,115,000	1,866,564

Total Yankee Corporate Bonds and Notes (Cost $134,894,884)				136,752,584

9

Portfolio of investments — May 31, 2020 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

	Yield	Shares	Value
Short-Term Investments : 6.82%
Investment Companies : 6.82%
Wells Fargo Government Money Market Fund Select Class (l)(u)##	0.12%	66,720,994	$66,720,994

Total Short-Term Investments (Cost $66,720,994)			66,720,994

Total investments in securities (Cost $961,655,529)	99.01%	968,295,748
Other assets and liabilities, net	0.99	9,647,168

Total net assets	100.00%	$977,942,916

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

%%	The security is purchased on a when-issued basis.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:

BAN	Bond anticipation notes
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
LOC	Letter of credit
PFA	Public Finance Authority
SOFR	Secured Overnight Financing Rate

10

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
2-Year U.S. Treasury Notes	(1,444)	9-30-2020	$(318,789,650)	$(318,898,375)	$0	$(108,725)
5-Year U.S. Treasury Notes	(436)	9-30-2020	(54,663,092)	(54,772,500)	0	(109,408)

					$0	$(218,133)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC*	0	258,021,245	(258,021,245)	0	$0
Wells Fargo Government Money Market Fund Select Class	62,084,487	564,198,218	(559,561,711)	66,720,994	66,720,994

					$66,720,994	6.82%

*	No longer held at the end of the period

Wells Fargo Ultra Short-Term Income Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$48,368,330	$0	$48,368,330
Asset-backed securities	0	147,897,621	0	147,897,621
Corporate bonds and notes	0	249,851,168	0	249,851,168
Exchange-traded funds	71,338,390	0	0	71,338,390
Municipal obligations	0	7,862,008	0	7,862,008
Non-agency mortgage-backed securities	0	239,504,653	0	239,504,653
Yankee corporate bonds and notes	0	136,752,584	0	136,752,584
Short-term investments
Investment companies	66,720,994	0	0	66,720,994

Total assets	$138,059,384	$830,236,364	$0	$968,295,748

Liabilities
Futures contracts	$218,133	$0	$0	$218,133

Total liabilities	$218,133	$0	$0	$218,133

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date

As of May 31, 2020, the Fund had segregated $1,944,253 as cash collateral for these open futures contracts.

For the nine months ended May 31, 2020, the Fund did not have any transfers into/out of Level 3.